Vanguard ESG International Stock ETF
Schedule of Investments (unaudited)
As of May 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.1%)
Australia (4.6%)
	CSL Ltd.	24,110	4,465
	Commonwealth Bank of Australia	91,368	3,880
	Westpac Banking Corp.	183,762	2,096
	National Australia Bank Ltd.	164,148	1,936
	Australia & New Zealand Banking Group Ltd.	146,256	1,741
	Transurban Group	137,365	1,312
	Macquarie Group Ltd.	15,809	1,163
	Goodman Group	106,449	1,094
	Newcrest Mining Ltd.	48,634	985
	Fortescue Metals Group Ltd.	98,862	915
	ASX Ltd.	15,230	898
	Amcor plc	84,315	839
	Brambles Ltd.	95,475	743
	Sonic Healthcare Ltd.	32,446	610
	Ramsay Health Care Ltd.	12,593	589
	Insurance Australia Group Ltd.	139,563	570
	QBE Insurance Group Ltd.	96,008	566
	James Hardie Industries plc	32,259	557
	Cochlear Ltd.	4,172	538
	Telstra Corp. Ltd.	247,941	531
	Dexus	77,578	467
	Suncorp Group Ltd.	75,249	464
	Orica Ltd.	40,235	462
	Scentre Group	295,812	441
	SEEK Ltd.	32,620	438
	Northern Star Resources Ltd.	45,148	437
	Lendlease Group	49,156	425
	Medibank Pvt Ltd.	222,944	423
*	Afterpay Ltd.	12,663	404
	GPT Group	145,533	388
	Computershare Ltd.	39,028	342
	Sydney Airport	83,052	325
	BlueScope Steel Ltd.	42,635	314
	Incitec Pivot Ltd.	226,203	303
	Vicinity Centres	270,069	291
	Orora Ltd.	162,445	287
	Alumina Ltd.	287,182	284
	Mirvac Group	177,674	279
	Stockland	115,420	276
*	AMP Ltd.	245,665	268

		Shares	Market Value ($000)
	Bendigo & Adelaide Bank Ltd.	63,530	261
	Aurizon Holdings Ltd.	80,586	256
	Magellan Financial Group Ltd.	6,101	239
	Downer EDI Ltd.	74,237	224
*	Xero Ltd.	3,799	216
	Boral Ltd.	102,451	213
	Bank of Queensland Ltd.	58,506	207
*	Saracen Mineral Holdings Ltd.	58,041	195
	OZ Minerals Ltd.	30,511	192
	Evolution Mining Ltd.	47,305	190
	Atlas Arteria Ltd.	35,725	159
	Challenger Ltd.	47,040	158
	Charter Hall Group	20,939	136
*	NEXTDC Ltd.	20,594	127
	JB Hi-Fi Ltd.	4,151	103
	Domino's Pizza Enterprises Ltd.	2,426	101
	Altium Ltd.	3,885	97
	Ansell Ltd.	3,735	88
	Metcash Ltd.	49,040	88
	Appen Ltd.	4,200	86
	nib holdings Ltd.	27,042	85
	REA Group Ltd.	1,224	82
	Coca-Cola Amatil Ltd.	13,685	80
	AusNet Services	65,880	77
	Breville Group Ltd.	4,911	73
	ALS Ltd.	14,986	71
	CIMIC Group Ltd.	4,190	70
	Regis Resources Ltd.	18,389	65
	Steadfast Group Ltd.	28,755	64
	Cleanaway Waste Management Ltd.	46,508	61
	St. Barbara Ltd.	29,205	60
	Iluka Resources Ltd.	10,611	59
	Bapcor Ltd.	14,467	56
*	Mesoblast Ltd.	21,361	55
	IDP Education Ltd.	4,847	55
	Reliance Worldwide Corp. Ltd.	26,214	54
	TPG Telecom Ltd.	9,413	53
	National Storage REIT	39,374	49
	WiseTech Global Ltd.	3,604	49
	Qube Holdings Ltd.	26,156	47
	Premier Investments Ltd.	4,095	45
*	Perseus Mining Ltd.	52,561	45
	Pendal Group Ltd.	10,644	45
	Ramelius Resources Ltd.	39,283	45
*	Silver Lake Resources Ltd.	31,196	45
*	Gold Road Resources Ltd.	36,769	44
	carsales.com Ltd.	3,967	43
*	Megaport Ltd.	4,588	42
*	United Malt Grp Ltd.	13,518	40
*	Vocus Group Ltd.	19,271	39
	Shopping Centres Australasia Property Group	24,723	39
*	Nufarm Ltd.	10,332	37
*	PolyNovo Ltd.	18,603	34
	Elders Ltd.	5,001	33
	IGO Ltd.	9,793	33
	IOOF Holdings Ltd.	10,049	32
	Rural Funds Group	24,280	32

		Shares	Market Value ($000)
	MyState Ltd.	11,946	32
	Collins Foods Ltd.	5,870	31
	Omni Bridgeway Ltd.	9,325	31
*	GrainCorp Ltd. Class A	10,221	30
	Cromwell Property Group	55,723	30
	Mineral Resources Ltd.	2,416	30
	Qantas Airways Ltd.	10,685	29
	Costa Group Holdings Ltd.	13,659	29
	CSR Ltd.	10,256	28
	InvoCare Ltd.	3,514	27
	GDI Property Group	37,036	27
	IRESS Ltd.	3,425	26
	Harvey Norman Holdings Ltd.	11,121	24
	Bega Cheese Ltd.	6,696	24
	Link Administration Holdings Ltd.	8,893	24
	Blackmores Ltd.	424	23
	AP Eagers Ltd.	5,309	23
	Arena REIT	13,290	22
	Healius Ltd.	13,548	22
	Nine Entertainment Co. Holdings Ltd.	22,766	22
	Data#3 Ltd.	6,045	22
	Technology One Ltd.	3,371	21
*	Resolute Mining Ltd.	27,652	21
*	Mayne Pharma Group Ltd.	73,358	21
	Ingenia Communities Group	7,126	21
	Bingo Industries Ltd.	13,363	21
	Super Retail Group Ltd.	3,607	20
	Charter Hall Social Infrastructure REIT	11,908	20
*	Champion Iron Ltd.	10,799	20
	Centuria Office REIT	14,868	20
	Monadelphous Group Ltd.	2,354	19
	Perpetual Ltd.	906	19
	Domain Holdings Australia Ltd.	9,034	19
*	Lynas Corp. Ltd.	13,034	18
	Pro Medicus Ltd.	946	18
	Corporate Travel Management Ltd.	2,207	18
	IPH Ltd.	3,562	18
	AUB Group Ltd.	1,992	18
	GUD Holdings Ltd.	2,503	17
	Sims Ltd.	3,306	17
	Sigma Healthcare Ltd.	41,235	16
	Codan Ltd.	3,471	16
	Adbri Ltd.	8,530	15
	oOh!media Ltd.	20,486	15
*	Avita Medical Ltd.	48,508	15
	Bravura Solutions Ltd.	4,686	15
	Flight Centre Travel Group Ltd.	1,617	14
	Vita Group Ltd.	18,632	14
*	Nanosonics Ltd.	2,892	14
	Clinuvel Pharmaceuticals Ltd.	794	13
	Abacus Property Group	7,284	13
	Platinum Asset Management Ltd.	4,754	13
*	nearmap Ltd.	8,760	13
*	Australian Agricultural Co. Ltd.	16,440	12
	Asaleo Care Ltd.	17,354	12
	Aventus Group	9,152	12
	Webjet Ltd.	3,946	11
	Freedom Foods Group Ltd.	4,398	11

		Shares	Market Value ($000)
	Select Harvests Ltd.	2,684	11
	Credit Corp. Group Ltd.	981	11
	NRW Holdings Ltd.	8,414	11
	Southern Cross Media Group Ltd.	72,749	11
	SeaLink Travel Group Ltd.	4,015	11
*	EML Payments Ltd.	4,702	11
	Perenti Global Ltd.	14,365	11
	HT&E Ltd.	13,045	10
*	Westgold Resources Ltd.	6,224	10
*	Dacian Gold Ltd.	28,853	8
	Genworth Mortgage Insurance Australia Ltd.	6,053	8
	BWX Ltd.	3,321	8
	Mount Gibson Iron Ltd.	15,479	7
	Infigen Energy	17,920	7
[1]	Decmil Group Ltd.	43,592	6
	Western Areas Ltd.	3,185	5
	Service Stream Ltd.	3,335	5
	G8 Education Ltd.	7,532	5
	Netwealth Group Ltd.	852	5
	GWA Group Ltd.	2,234	4
*	Orocobre Ltd.	2,419	4
	Accent Group Ltd.	4,783	4
*	Pact Group Holdings Ltd.	2,475	4
	Lovisa Holdings Ltd.	728	4
	Sandfire Resources Ltd.	1,019	3
	McMillan Shakespeare Ltd.	588	3
*	Emeco Holdings Ltd.	3,820	3
	FlexiGroup Ltd.	3,882	3
*	Pilbara Minerals Ltd.	19,643	3
*	Myer Holdings Ltd.	14,953	3
	Aurelia Metals Ltd.	15,765	3
*	Eclipx Group Ltd.	3,881	3
*	Syrah Resources Ltd.	7,019	1
*,1	SpeedCast International Ltd.	2,489	1
*	Castile Resources Ltd.	1,410	—
			39,993
Austria (0.2%)
*	Erste Group Bank AG	21,700	480
	Raiffeisen Bank International AG	17,259	316
*	Verbund AG	2,772	124
*,2	BAWAG Group AG	2,907	96
*	ANDRITZ AG	2,408	90
*	CA Immobilien Anlagen AG	2,413	81
*	IMMOFINANZ AG	3,074	58
*	Wienerberger AG	2,733	55
*	Oesterreichische Post AG	888	30
*	UNIQA Insurance Group AG	4,150	28
*	Telekom Austria AG Class A	3,162	23
*	Lenzing AG	258	13
	Porr Ag	657	11
	DO & CO AG	177	10
*	Zumtobel Group AG	1,379	9
			1,424
Belgium (0.6%)
	KBC Group NV	16,581	870
	UCB SA	8,376	838

		Shares	Market Value ($000)
*	Argenx SE	3,417	735
*	Ageas SA/NV	14,078	481
	Ackermans & van Haaren NV	3,423	471
	Solvay SA Class A	5,361	409
	KBC Ancora	9,586	322
	Proximus SADP	10,702	222
	Groupe Bruxelles Lambert SA	2,254	183
	Elia Group SA/NV	1,382	163
	Colruyt SA	2,376	143
	Sofina SA	424	116
	Euronav NV	6,921	70
	Aedifica SA	618	66
	Cofinimmo SA	409	56
	Gimv NV	870	52
	Ontex Group NV	2,941	47
	Montea C.V.A	418	39
	Telenet Group Holding NV	757	31
	Barco NV	159	28
	D'ieteren SA/NV	450	27
	Melexis NV	300	20
	Fagron	734	18
*	AGFA-Gevaert NV	3,906	16
	bpost SA	1,995	13
*	Kinepolis Group NV	303	13
*	Tessenderlo Group SA	292	8
	Econocom Group SA/NV	3,447	8
*	Mithra Pharmaceuticals SA	173	5
	Bekaert SA	209	4
*	Ion Beam Applications	151	1
			5,475
Brazil (1.3%)
	Itau Unibanco Holding SA Preference Shares	240,378	1,038
	B3 SA - Brasil Bolsa Balcao	98,954	845
	Banco Bradesco SA Preference Shares	221,059	785
*	Magazine Luiza SA	35,559	429
	Itausa - Investimentos Itau SA Preference Shares	212,200	352
	Lojas Renner SA	48,520	351
	WEG SA	37,231	292
*	Suzano SA	41,064	291
	Notre Dame Intermedica Participacoes SA	21,307	249
*	Lojas Americanas SA	55,662	244
*	Rumo SA	55,900	236
*	Natura & Co. Holding SA	33,723	235
	Raia Drogasil SA	11,144	229
*	Localiza Rent a Car SA	31,121	224
*	Banco do Brasil SA	38,504	223
	Banco Bradesco SA	56,112	187
	Telefonica Brasil SA Preference Shares	19,600	173
*	Cia de Saneamento Basico do Estado de Sao Paulo	16,630	169
	BB Seguridade Participacoes SA	34,800	165
	BR Malls Participacoes SA	87,300	160
	CCR SA	57,858	159
*	B2W Cia Digital	9,113	156
*	Hypera SA	24,700	149

		Shares	Market Value ($000)
*	Equatorial Energia SA	38,400	144
*	Cia Energetica de Minas Gerais	57,416	121
	Klabin SA	32,400	120
*	Lojas Americanas SA Preference Shares	21,988	116
*	BRF SA	26,484	115
	Gerdau SA Preference Shares	40,800	103
*	Banco BTG Pactual SA	10,759	98
	Itau Unibanco Holding SA	23,000	95
*	Sul America SA	11,300	95
*	TIM Participacoes SA	34,800	89
*	Bradespar SA Preference Shares	13,000	86
	Banco Santander Brasil SA	16,532	79
	Cia Brasileira de Distribuicao	6,500	77
	TOTVS SA	19,941	75
	Cogna Educacao	75,230	74
	Transmissora Alianca de Energia Eletrica SA	13,200	71
	Energisa SA	7,900	70
*	IRB Brasil Resseguros SA	42,742	66
	Engie Brasil Energia SA	8,100	64
	Cia Siderurgica Nacional SA	31,334	61
*	Marfrig Global Foods SA	24,805	61
*	Cia Energetica de Minas Gerais Preference Shares	29,400	60
	EDP - Energias do Brasil SA	17,600	58
	Alupar Investimento SA	12,500	58
*	Via Varejo SA	24,323	57
	YDUQS Participacoes SA	10,300	55
	Telefonica Brasil SA	5,700	50
	Porto Seguro SA	5,200	46
*	Atacadao SA	13,300	46
*	BK Brasil Operacao e Assessoria a Restaurantes SA	20,200	46
*	Cia Paranaense de Energia Preference Shares Class B	3,800	45
	Braskem SA Preference Shares Class A	8,300	43
	Cia Energetica de Sao Paulo Preference Shares Class B	8,000	43
	AES Tiete Energia SA	16,947	43
	Qualicorp Consultoria e Corretora de Seguros SA	9,300	41
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	10,200	40
*	Multiplan Empreendimentos Imobiliarios SA	10,400	40
*	Neoenergia SA	11,200	39
*	Omega Geracao SA	6,300	38
	Odontoprev SA	14,600	37
	Cielo SA	48,900	37
	Alpargatas SA Preference Shares	7,700	36
	SLC Agricola SA	7,800	36
*	Minerva SA	13,907	35
*	Banco Inter SA	19,400	35
*	Azul SA Preference Shares	12,663	34
	Linx SA	8,700	33
	MRV Engenharia e Participacoes SA	10,600	30
*	Camil Alimentos SA	16,000	30

		Shares	Market Value ($000)
	Metalurgica Gerdau SA Preference Shares	24,900	29
*	Cia Paranaense de Energia	2,500	28
*	Cia de Locacao das Americas	10,003	28
*	Aliansce Sonae Shopping Centers sa	5,792	28
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	8,400	27
*	Mahle-Metal Leve SA	8,100	27
	Sao Martinho SA	7,200	26
*	Grupo SBF SA	4,700	26
*	EcoRodovias Infraestrutura e Logistica SA	10,300	25
*	Anima Holding SA	6,000	25
*	Cia de Saneamento do Parana Preference Shares	24,300	24
*	Light SA	9,200	24
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	10,100	24
	Construtora Tenda SA	5,000	24
	Fleury SA	5,400	24
*	Randon SA Implementos e Participacoes Preference Shares	13,200	22
	Wiz Solucoes e Corretagem de Seguros SA	12,700	22
*	M Dias Branco SA	3,100	21
*	Duratex SA	10,400	21
*	Movida Participacoes SA	9,900	21
	Ez Tec Empreendimentos e Participacoes SA	3,200	20
	Grendene SA	13,800	19
	LOG Commercial Properties e Participacoes SA	4,367	19
*	Gol Linhas Aereas Inteligentes SA Preference Shares	8,181	18
	BR Properties SA	10,881	18
	Direcional Engenharia SA	10,100	18
*	Cosan Logistica SA	5,400	18
	Iochpe Maxion SA	6,600	17
*	Cia de Saneamento de Minas Gerais-COPASA	1,500	16
	Iguatemi Empresa de Shopping Centers SA	2,500	15
	Instituto Hermes Pardini SA	4,200	15
*	Cia de Saneamento do Parana	2,700	14
	JSL SA	3,700	14
	Marcopolo SA Preference Shares	26,100	13
	Even Construtora e Incorporadora SA	10,200	13
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	10,700	12
	Santos Brasil Participacoes SA	14,700	12
*	Tupy SA	3,800	11
[2]	Ser Educacional SA	4,000	11
	Unipar Carbocloro SA Preference Shares	2,383	10
*	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	4,800	10
*,2	Banco Inter SA Preference Shares	4,800	10
	JHSF Participacoes SA	11,500	10

		Shares	Market Value ($000)
	Arezzo Industria e Comercio SA	1,200	9
*	Guararapes Confeccoes SA	2,900	7
	Cia Hering	2,700	7
	Alliar Medicos A Frente SA	3,300	6
*	Banco Inter SA (BVMF)	1,000	6
*	Smiles Fidelidade SA	2,000	5
*	Natura & Co. Holding SA Rights Exp. 06/12/2020	1,773	2
			11,283
Canada (6.4%)
	Royal Bank of Canada	74,512	4,834
*	Shopify Inc. Class A	5,377	4,081
	Toronto-Dominion Bank	93,214	3,993
	Canadian National Railway Co.	36,387	3,134
	Bank of Nova Scotia	61,007	2,445
	Canadian Pacific Railway Ltd.	7,828	1,962
	Bank of Montreal	30,876	1,523
	Franco-Nevada Corp.	10,845	1,522
	Canadian Imperial Bank of Commerce	22,192	1,423
	Waste Connections Inc.	14,150	1,332
	Alimentation Couche-Tard Inc. Class B	41,434	1,297
	Manulife Financial Corp.	100,044	1,243
	Nutrien Ltd.	31,106	1,062
	Wheaton Precious Metals Corp.	24,573	1,059
[3]	Sun Life Financial Inc.	29,478	1,011
[3]	Agnico Eagle Mines Ltd.	14,319	916
	Fortis Inc.	23,435	902
*	CGI Inc.	14,080	900
	National Bank of Canada	17,979	783
	Intact Financial Corp.	8,030	767
	Rogers Communications Inc. Class B	18,258	765
	Thomson Reuters Corp.	11,413	764
[3]	Open Text Corp.	18,355	763
	Restaurant Brands International Inc. (XTSE)	13,662	746
	Magna International Inc.	17,106	721
	Algonquin Power & Utilities Corp.	45,212	633
	Dollarama Inc.	17,274	586
	Kirkland Lake Gold Ltd.	14,436	556
	Granite REIT	11,195	552
	Loblaw Cos. Ltd.	11,140	551
	Shaw Communications Inc. Class B	31,819	537
[2]	Hydro One Ltd.	27,519	533
	BCE Inc.	12,026	500
	Canadian Apartment Properties REIT	14,503	494
*	Kinross Gold Corp.	75,894	493
	Fairfax Financial Holdings Ltd.	1,575	438
	George Weston Ltd.	5,852	423
	Ritchie Bros Auctioneers Inc.	9,520	412
	Saputo Inc.	14,923	367
	Metro Inc. Class A	8,590	358
	RioCan REIT	33,707	356
	Toromont Industries Ltd.	7,169	346
	Emera Inc.	8,557	340
	CCL Industries Inc. Class B	10,010	337
	Empire Co. Ltd. Class A	14,718	333
	Lundin Mining Corp.	69,340	319
	CAE Inc.	19,520	293

		Shares	Market Value ($000)
	Canadian Tire Corp. Ltd. Class A	3,401	291
	Yamana Gold Inc.	51,274	277
	B2Gold Corp.	48,094	265
	Canadian Utilities Ltd. Class A	10,967	263
	H&R REIT	37,266	263
	Atco Ltd.	9,203	259
	CI Financial Corp.	20,510	243
	First Quantum Minerals Ltd.	38,955	228
[3]	Finning International Inc.	15,764	210
	TELUS Corp.	11,130	193
	Choice Properties REIT	19,323	182
	Gildan Activewear Inc.	13,066	181
*	BlackBerry Ltd.	38,999	181
	TMX Group Ltd.	1,759	176
*	Novagold Resources Inc.	17,971	172
	Alamos Gold Inc. Class A	20,964	170
	iA Financial Corp. Inc.	4,601	147
*	Kinaxis Inc.	1,112	144
*	Alacer Gold Corp.	21,610	135
	Great-West Lifeco Inc.	7,154	116
	AltaGas Ltd.	10,689	115
*	First Majestic Silver Corp.	10,818	108
*	Canada Goose Holdings Inc.	5,501	107
	Chartwell Retirement Residences	17,507	104
	Primo Water Corp.	7,275	88
*	SSR Mining Inc.	4,546	87
	FirstService Corp.	909	85
	Boyd Group Services Inc.	480	73
*	Descartes Systems Group Inc.	1,500	72
*	IAMGOLD Corp.	19,203	72
*	Pretium Resources Inc.	7,707	68
	Element Fleet Management Corp.	8,127	58
*	Endeavour Mining Corp.	2,394	58
	BRP Inc.	1,605	56
	Northview Apartment REIT	2,200	55
	Colliers International Group Inc.	1,028	53
	Innergex Renewable Energy Inc.	3,700	51
*	Torex Gold Resources Inc.	3,664	51
*	Eldorado Gold Corp.	5,810	49
	Maple Leaf Foods Inc.	2,473	47
	Quebecor Inc. Class B	2,100	46
	Capital Power Corp.	2,255	44
*	SEMAFO Inc.	12,369	43
*	Bombardier Inc. Class B	128,551	42
	SmartCentres REIT	2,900	42
*	Ivanhoe Mines Ltd. Class A	18,703	41
*	Air Canada Class A	3,556	41
	West Fraser Timber Co. Ltd.	1,438	39
*	OceanaGold Corp.	18,468	38
	IGM Financial Inc.	1,500	36
	Linamar Corp.	1,273	35
	Premium Brands Holdings Corp.	500	32
	First Capital REIT	3,300	31
	Cascades Inc.	2,936	30
	Canadian Western Bank	1,800	30
	Methanex Corp.	1,800	29
	Cineplex Inc.	2,598	27
	NFI Group Inc.	2,151	26

		Shares	Market Value ($000)
	Cominar REIT	4,000	22
	Cogeco Communications Inc.	300	22
	Boardwalk REIT	1,000	21
*	Lightspeed POS Inc.	867	21
	Restaurant Brands International Inc. (XNYS)	322	18
	Genworth MI Canada Inc.	800	18
	Laurentian Bank of Canada	800	17
	Norbord Inc.	800	15
*	Celestica Inc.	2,100	14
*	Home Capital Group Inc. Class B	1,000	14
	Hudbay Minerals Inc.	5,200	14
	Transcontinental Inc. Class A	1,400	12
	Artis REIT	2,222	12
	ECN Capital Corp.	3,629	12
	Corus Entertainment Inc. Class B	4,379	10
	Winpak Ltd.	300	10
*	Canfor Corp.	1,300	10
	Martinrea International Inc.	700	5
	Mullen Group Ltd.	700	3
			56,180
Chile (0.2%)
	Enel Americas SA	1,834,599	267
	Banco de Chile	2,285,899	194
	Banco Santander Chile	3,581,306	146
	Empresas CMPC SA	59,545	121
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	4,049	99
	Enel Chile SA	1,293,387	97
	Banco de Credito e Inversiones SA	2,234	76
	Falabella SA	30,195	70
	Colbun SA	366,711	60
	Cencosud SA	51,175	60
	Empresa Nacional de Telecomunicaciones SA	8,692	55
	Parque Arauco SA	28,529	48
	Aguas Andinas SA Class A	138,009	41
	Besalco SA	84,046	40
	Cencosud Shopping SA	22,751	39
	Engie Energia Chile SA	30,271	36
	SONDA SA	51,002	31
	Itau CorpBanca Chile SA	13,509,484	31
*	Cia Sud Americana de Vapores SA	1,292,701	30
*	CAP SA	4,116	27
	Inversiones Aguas Metropolitanas SA	20,849	17
	Salfacorp SA	33,800	15
	Embotelladora Andina SA Preference Shares Class B	4,544	11
	SMU SA	63,232	11
*	Latam Airlines Group SA	9,192	10
	Ripley Corp. SA	34,664	9
	Forus SA	6,471	7
	Inversiones La Construccion SA	1,128	7
			1,655
China (10.3%)
*	Alibaba Group Holding Ltd. ADR	93,110	19,310
	Tencent Holdings Ltd.	302,000	16,355
	China Construction Bank Corp. Class H	4,984,000	3,931

		Shares	Market Value ($000)
	Ping An Insurance Group Co. of China Ltd. Class H	284,500	2,815
	Industrial & Commercial Bank of China Ltd. Class H	3,891,000	2,520
*	JD.com Inc. ADR	43,960	2,388
	China Mobile Ltd.	281,000	1,987
*	Baidu Inc. ADR	15,353	1,636
*	Bank of China Ltd. Class H	3,704,000	1,362
*	TAL Education Group ADR	19,126	1,080
*	New Oriental Education & Technology Group Inc. ADR	8,138	976
	China Merchants Bank Co. Ltd. Class H	201,000	947
	China Overseas Land & Investment Ltd.	294,000	902
*,2	Wuxi Biologics Cayman Inc.	56,079	886
	Sino Biopharmaceutical Ltd.	471,000	744
	Shenzhou International Group Holdings Ltd.	59,300	714
	ENN Energy Holdings Ltd.	60,000	704
	China Conch Venture Holdings Ltd.	150,500	679
	Longfor Group Holdings Ltd.	147,500	675
	Sunac China Holdings Ltd.	159,300	673
	China Life Insurance Co. Ltd. Class H	351,000	665
	Sunny Optical Technology Group Co. Ltd.	44,400	597
	China Resources Land Ltd.	148,000	590
	Country Garden Holdings Co. Ltd.	465,000	582
	Hengan International Group Co. Ltd.	69,000	568
	Shimao Property Holdings Ltd.	135,000	566
*	Alibaba Health Information Technology Ltd.	232,000	548
*	CSPC Pharmaceutical Group Ltd.	270,000	532
	ANTA Sports Products Ltd.	58,000	520
	PICC Property & Casualty Co. Ltd. Class H	590,000	516
	Geely Automobile Holdings Ltd.	355,900	492
*	Vipshop Holdings Ltd. ADR	26,365	457
*	Kingdee International Software Group Co. Ltd.	251,000	447
	Li Ning Co. Ltd.	130,000	440
	Agricultural Bank of China Ltd. Class A	915,000	436
	China National Building Material Co. Ltd. Class H	360,000	408
	Anhui Conch Cement Co. Ltd. Class H	53,500	403
	Far East Horizon Ltd.	404,000	359
*	58.com Inc. ADR	7,350	353
	China Evergrande Group	167,000	352
	China Telecom Corp. Ltd. Class H	1,014,000	336
	Sinopharm Group Co. Ltd. Class H	133,300	329
*,2	Innovent Biologics Inc.	59,500	327
	Agricultural Bank of China Ltd. Class H	780,000	317
*	China Unicom Hong Kong Ltd.	542,000	315
	Autohome Inc. ADR	3,984	307
*	JOYY Inc. ADR	4,993	305
	China Cinda Asset Management Co. Ltd. Class H	1,574,000	293
	Industrial & Commercial Bank of China Ltd. Class A	369,500	265
	Guangdong Investment Ltd.	130,000	257

		Shares	Market Value ($000)
	China Resources Gas Group Ltd.	46,000	252
	Ping An Insurance Group Co. of China Ltd. Class A	23,800	237
	China Taiping Insurance Holdings Co. Ltd.	155,200	232
	BYD Co. Ltd. Class H	39,500	227
	China Pacific Insurance Group Co. Ltd. Class A	55,600	221
	CITIC Securities Co. Ltd. Class H	118,500	215
	Bank of Communications Co. Ltd. Class A	298,300	214
	China Merchants Bank Co. Ltd. Class A	43,900	209
*	Yihai International Holding Ltd.	23,000	207
	China Minsheng Banking Corp. Ltd. Class A	251,800	201
	China Pacific Insurance Group Co. Ltd. Class H	64,600	180
	China Jinmao Holdings Group Ltd.	256,000	179
	People's Insurance Co. Group of China Ltd. Class H	593,000	179
*	iQIYI Inc. ADR	10,783	179
*,2	Hansoh Pharmaceutical Group Co. Ltd.	40,000	175
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	96,000	168
	Momo Inc. ADR	8,595	167
*	NIO Inc. ADR	42,042	167
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	63,100	164
	Zhongsheng Group Holdings Ltd.	31,500	163
	China Vanke Co. Ltd. Class A	45,100	163
	Bank of China Ltd. Class A	318,600	154
*,2	3SBio Inc.	125,500	150
	CITIC Securities Co. Ltd. Class A	46,700	147
	China CITIC Bank Corp. Ltd. Class A	205,600	145
*	GDS Holdings Ltd. ADR	2,369	135
*	Kingsoft Corp. Ltd.	41,000	134
[2]	China Resources Pharmaceutical Group Ltd.	234,500	128
*	China Biologic Products Holdings Inc.	1,157	128
	Anhui Conch Cement Co. Ltd. Class A	15,900	127
*	Zai Lab Ltd. ADR	1,674	125
	China Vanke Co. Ltd. Class H	35,400	116
	Brilliance China Automotive Holdings Ltd.	118,000	104
	Industrial Bank Co. Ltd. Class A	45,700	103
	Haier Electronics Group Co. Ltd.	36,000	101
	BYD Electronic International Co. Ltd.	51,000	99
	China Resources Cement Holdings Ltd.	76,000	96
	Weichai Power Co. Ltd. Class H	53,000	92
[2]	A-Living Services Co. Ltd. Class H	16,750	91
*,2	Haidilao International Holding Ltd.	18,000	88
	China Life Insurance Co. Ltd. Class A	24,400	88
	CRRC Corp. Ltd. Class A	104,400	86
	TravelSky Technology Ltd. Class H	42,000	85
*	ZTE Corp. Class A	16,200	82
	China Everbright Bank Co. Ltd. Class A	150,400	80
	China Overseas Property Holdings Ltd.	70,000	80
	China Communications Services Corp. Ltd. Class H	118,000	79

		Shares	Market Value ($000)
	Huatai Securities Co. Ltd. Class A	32,400	79
	China Minsheng Banking Corp. Ltd. Class H	111,000	78
	Muyuan Foodstuff Co. Ltd. Class A	4,400	74
*	GSX Techedu Inc. ADR	2,366	74
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	16,800	72
*	Beijing Enterprises Water Group Ltd.	188,000	71
	Guangzhou Automobile Group Co. Ltd. Class H	84,000	70
*,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	18,700	67
	Sinotruk Hong Kong Ltd.	27,000	66
*	Tongcheng-Elong Holdings Ltd.	36,000	65
	Luxshare Precision Industry Co. Ltd. Class A	10,000	63
*	Genscript Biotech Corp.	28,000	62
*	21Vianet Group Inc. ADR	4,264	62
*	KWG Group Holdings Ltd.	43,500	61
*	Canadian Solar Inc.	3,242	61
*	ZTE Corp. Class H	23,800	61
*	Baozun Inc. ADR	2,256	60
	China Meidong Auto Holdings Ltd.	26,000	60
*	Seazen Group Ltd.	63,360	59
	Ping An Bank Co. Ltd. Class A	32,500	59
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,500	59
*	GOME Retail Holdings Ltd.	463,000	58
	Dongfeng Motor Group Co. Ltd. Class H	92,000	58
*	Bilibili Inc. ADR	1,783	58
	Weichai Power Co. Ltd. Class A	31,800	58
	Guangzhou Automobile Group Co. Ltd. Class A	44,100	57
*	Daqo New Energy Corp. ADR	1,115	57
	Huangshan Tourism Development Co. Ltd. Class B	86,500	56
	Haitong Securities Co. Ltd. Class A	34,100	56
	Huaneng Power International Inc. Class A	93,000	56
	Kingboard Holdings Ltd.	22,500	55
*	Ausnutria Dairy Corp. Ltd.	27,000	55
*	China Longyuan Power Group Corp. Ltd. Class H	110,000	54
	Shenzhen International Holdings Ltd.	32,000	54
*,2	Jinxin Fertility Group Ltd.	40,000	54
*,2	China Literature Ltd.	9,200	53
	Zhaojin Mining Industry Co. Ltd. Class H	43,500	53
	Shanghai Pudong Development Bank Co. Ltd. Class A	35,600	53
	China Medical System Holdings Ltd.	45,000	52
	Beijing Capital International Airport Co. Ltd. Class H	82,000	51
*	Great Wall Motor Co. Ltd. Class H	78,500	50
	China State Construction International Holdings Ltd.	80,000	50
	China Merchants Port Holdings Co. Ltd.	40,000	49
	Nine Dragons Paper Holdings Ltd.	56,000	49
	China Lesso Group Holdings Ltd.	40,000	49

		Shares	Market Value ($000)
	Haitong Securities Co. Ltd. Class H	62,800	48
[2]	China Huarong Asset Management Co. Ltd. Class H	463,000	48
	Chongqing Rural Commercial Bank Co. Ltd. Class H	125,000	48
	GF Securities Co. Ltd. Class A	25,900	48
	Yangzijiang Shipbuilding Holdings Ltd.	70,500	47
*	BEST Inc. ADR	9,006	47
	Tianneng Power International Ltd.	46,000	47
	Bank of Chongqing Co. Ltd. Class H	95,000	47
	Agile Group Holdings Ltd.	44,000	46
	Yuexiu REIT	103,000	46
	China Everbright Ltd.	32,000	45
	China CITIC Bank Corp. Ltd. Class H	103,000	45
*	China Aoyuan Group Ltd.	42,000	45
	Sichuan Expressway Co. Ltd. Class H	184,000	44
*	Kama Co. Ltd. Class B	127,000	44
	Shanghai Jin Jiang Capital Co. Ltd. Class H	238,000	44
	BYD Co. Ltd. Class A	5,400	44
*	HengTen Networks Group Ltd.	2,248,000	44
	Haitian International Holdings Ltd.	20,000	43
	Vinda International Holdings Ltd.	14,000	43
	WuXi AppTec Co. Ltd. Class A	2,800	42
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	16,900	42
	Bank of Communications Co. Ltd. Class H	67,000	41
*	Lonking Holdings Ltd.	121,000	41
	China Yongda Automobiles Services Holdings Ltd.	38,500	40
[2]	WuXi AppTec Co. Ltd. Class H	3,780	40
*	Great Wall Motor Co. Ltd. Class A	35,900	40
	Logan Property Holdings Co. Ltd.	26,000	39
	Fanhua Inc. ADR	2,063	39
[2]	China Yuhua Education Corp. Ltd.	40,000	39
*,2	Hope Education Group Co. Ltd.	116,000	39
*,2	Hua Hong Semiconductor Ltd.	20,000	38
*	Chinasoft International Ltd.	76,000	38
	Bank of Zhengzhou Co. Ltd. Class A	71,100	38
	Digital China Holdings Ltd.	69,000	37
	New Hope Liuhe Co. Ltd. Class A	9,400	37
	China Education Group Holdings Ltd.	21,000	37
	Times China Holdings Ltd.	25,000	37
	Guotai Junan Securities Co. Ltd. Class A	16,700	37
*	China Galaxy Securities Co. Ltd. Class H	75,000	36
	Bosideng International Holdings Ltd.	138,000	36
	Fu Shou Yuan International Group Ltd.	38,000	36
	China Galaxy Securities Co. Ltd. Class A	26,100	36
*	Hangzhou Steam Turbine Co. Ltd. Class B	35,400	35
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	42,600	35
	Greentown Service Group Co. Ltd.	26,000	35
	Ganfeng Lithium Co. Ltd. Class A	5,000	35
[2]	BAIC Motor Corp. Ltd. Class H	84,500	34

		Shares	Market Value ($000)
	Anhui Expressway Co. Ltd. Class H	74,000	34
	Powerlong Real Estate Holdings Ltd.	61,000	34
*	Alibaba Group Holding Ltd.	1,300	34
	Will Semiconductor Ltd. Class A	1,300	34
	China Everbright International Ltd.	63,000	33
*	Xingda International Holdings Ltd.	149,000	33
	China Hongqiao Group Ltd.	74,000	33
*	Henan Shuanghui Investment & Development Co. Ltd. Class A	6,000	33
	Bank of Shanghai Co. Ltd. Class A	29,000	33
	China Merchants Securities Co. Ltd. Class A	14,000	33
	China Reinsurance Group Corp. Class H	315,000	33
	Air China Ltd. Class A	36,300	33
	Kingboard Laminates Holdings Ltd.	36,000	32
	Skyworth Group Ltd.	124,000	32
	Yuexiu Transport Infrastructure Ltd.	48,000	32
	Greentown China Holdings Ltd.	32,000	32
	China Yangtze Power Co. Ltd. Class A	13,000	32
	Jiangsu Expressway Co. Ltd. Class A	22,900	32
	China Traditional Chinese Medicine Holdings Co. Ltd.	72,000	31
	China Water Affairs Group Ltd.	46,000	31
*,2	China Logistics Property Holdings Co. Ltd.	83,000	31
	China Southern Airlines Co. Ltd. Class A	43,500	31
	Qingling Motors Co. Ltd. Class H	144,000	30
*	Tiangong International Co. Ltd.	106,000	30
*	SOHO China Ltd.	86,500	29
*	BOE Technology Group Co. Ltd. Class A	54,800	29
[2]	Beijing Urban Construction Design & Development Group Co. Ltd. Class H	117,000	29
	China Molybdenum Co. Ltd. Class A	61,200	29
	Zhejiang Expressway Co. Ltd. Class H	40,000	28
	China Grand Pharmaceutical and Healthcare Holdings Ltd.	40,000	28
	Sany Heavy Equipment International Holdings Co. Ltd.	57,000	28
*,2	Haichang Ocean Park Holdings Ltd.	407,000	28
[2]	Yadea Group Holdings Ltd.	54,000	28
	Oshidori International Holdings Ltd.	291,000	28
	Lee & Man Paper Manufacturing Ltd.	50,000	27
	China Overseas Grand Oceans Group Ltd.	51,000	27
	China Suntien Green Energy Corp. Ltd. Class H	122,000	27
	Shandong Gold Mining Co. Ltd. Class A	5,300	27
*	Shenzhen Expressway Co. Ltd. Class H	26,000	26
	NetDragon Websoft Holdings Ltd.	10,500	26
	Greatview Aseptic Packaging Co. Ltd.	69,000	26
	Sinotrans Ltd. Class A	56,600	26
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	16,500	26
*	HUYA Inc. ADR	1,659	26
	Zhongyu Gas Holdings Ltd.	28,000	25
	Health & Happiness H&H International Holdings Ltd.	5,500	25

		Shares	Market Value ($000)
*	Concord New Energy Group Ltd.	680,000	25
*	DouYu International Holdings Ltd. ADR	2,744	25
[2]	China East Education Holdings Ltd.	12,500	25
[2]	Huatai Securities Co. Ltd. Class H	15,400	24
	Comba Telecom Systems Holdings Ltd.	60,000	24
	China Molybdenum Co. Ltd. Class H	78,000	24
	China Dongxiang Group Co. Ltd.	308,000	24
	CMBC Capital Holdings Ltd.	1,250,000	24
*	HLA Corp. Ltd. Class A	27,700	24
*	Lifetech Scientific Corp.	108,000	24
*,2	China Railway Signal & Communication Corp. Ltd. Class H	55,000	24
	Sinopec Engineering Group Co. Ltd. Class H	55,500	23
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	28,200	23
	Greenland Hong Kong Holdings Ltd.	70,000	23
*	Fuyao Glass Industry Group Co. Ltd. Class A	8,400	23
	China SCE Group Holdings Ltd.	56,000	23
*	China Eastern Airlines Corp. Ltd. Class A	39,100	23
	China Oriental Group Co. Ltd.	78,000	22
*	COSCO Shipping International Singapore Co. Ltd.	150,600	22
	Xtep International Holdings Ltd.	67,500	22
	O-Net Technologies Group Ltd.	31,000	22
[2]	Zhou Hei Ya International Holdings Co. Ltd.	42,000	22
	Times Neighborhood Holdings Ltd.	19,000	22
	Chongqing Changan Automobile Co. Ltd. Class B	44,400	21
	Shandong Airlines Co. Ltd. Class B	27,000	21
	Yuexiu Property Co. Ltd.	118,000	21
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	62,900	21
	Wasion Holdings Ltd.	64,000	21
	Yuzhou Properties Co. Ltd.	50,000	21
	China Maple Leaf Educational Systems Ltd.	80,000	21
	NAURA Technology Group Co. Ltd. Class A	1,000	21
	SAIC Motor Corp. Ltd. Class A	8,500	21
	Shougang Concord International Enterprises Co. Ltd.	123,600	21
	COSCO SHIPPING Ports Ltd.	40,000	20
	Shenzhen Investment Ltd.	66,000	20
	Ajisen China Holdings Ltd.	127,000	20
*	Fantasia Holdings Group Co. Ltd.	114,000	20
[2]	CSC Financial Co. Ltd. Class H	22,500	20
	BBMG Corp. Class A	45,100	20
	Anhui Xinhua Media Co. Ltd. Class A	28,500	20
	China Railway Hi-tech Industry Co. Ltd. Class A	15,700	20
	Jiangsu Expressway Co. Ltd. Class H	16,000	19
*	JinkoSolar Holding Co. Ltd. ADR	1,221	19
	Hopson Development Holdings Ltd.	18,000	19
*	Tianjin Port Development Holdings Ltd.	316,000	19
	CPMC Holdings Ltd.	49,000	19

		Shares	Market Value ($000)
	Contemporary Amperex Technology Co. Ltd. Class A	900	19
*,2	China Metal Resources Utilization Ltd.	52,000	19
	Huaxia Bank Co. Ltd. Class A	21,700	19
	Shanghai International Airport Co. Ltd. Class A	1,900	19
*	Beijing Gas Blue Sky Holdings Ltd.	1,704,000	19
	Sino-Ocean Group Holding Ltd.	78,000	18
*	Shang Gong Group Co. Ltd. Class B	56,122	18
*	Sohu.com Ltd. ADR	2,756	18
*	Hi Sun Technology China Ltd.	183,000	18
	Wisdom Education International Holdings Co. Ltd.	48,000	18
	E-House China Enterprise Holdings Ltd.	17,700	18
	China Merchants Land Ltd.	124,000	18
*	Q Technology Group Co. Ltd.	14,000	18
	China Resources Medical Holdings Co. Ltd.	38,500	18
*	Grand Baoxin Auto Group Ltd.	162,000	18
	JNBY Design Ltd.	20,500	18
*	CCOOP Group Co. Ltd. Class A	32,900	18
[2]	Shandong Gold Mining Co. Ltd. Class H	6,250	18
	China Tian Lun Gas Holdings Ltd.	24,500	17
*	Zhenro Properties Group Ltd.	26,000	17
[2]	Luye Pharma Group Ltd.	34,500	17
	Yonghui Superstores Co. Ltd. Class A	13,100	17
	Shengyi Technology Co. Ltd. Class A	4,500	17
*	Zhejiang Weiming Environment Protection Co. Ltd. Class A	4,300	17
*	GCL-Poly Energy Holdings Ltd.	547,000	16
	Chaowei Power Holdings Ltd.	51,000	16
	Livzon Pharmaceutical Group Inc. Class A	2,800	16
*	STO Express Co. Ltd. Class A	6,300	16
*	COSCO SHIPPING Holdings Co. Ltd. Class A	35,500	16
*	Dashang Co. Ltd. Class A	4,600	16
*	Luenmei Quantum Co. Ltd. Class A	7,600	16
[2]	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	4,400	16
	Juewei Food Co. Ltd. Class A	1,600	16
	Jiangxi Copper Co. Ltd. Class A	9,000	16
	Cinda Real Estate Co. Ltd. Class A	29,500	16
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	18,800	16
	Air China Ltd. Class H	24,000	15
	Dawnrays Pharmaceutical Holdings Ltd.	126,000	15
*	Fufeng Group Ltd.	46,000	15
*	Wise Talent Information Technology Co. Ltd.	6,200	15
	Skyfame Realty Holdings Ltd.	110,000	15
	Gemdale Corp. Class A	8,100	15
	Shanghai Jahwa United Co. Ltd. Class A	2,700	15
	Sichuan Expressway Co. Ltd. Class A	30,600	15
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,500	15

		Shares	Market Value ($000)
*	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	1,000	15
*	Leyou Technologies Holdings Ltd.	50,000	15
[2]	Genertec Universal Medical Group Co. Ltd.	27,000	15
[2]	Redco Properties Group Ltd.	34,000	15
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class A	7,200	15
	Central China Real Estate Ltd.	29,000	15
	Jiangxi Copper Co. Ltd. Class H	15,000	14
	Tong Ren Tang Technologies Co. Ltd. Class H	19,000	14
*	COSCO SHIPPING Holdings Co. Ltd. Class H	56,500	14
	Xinhua Winshare Publishing and Media Co. Ltd. Class H	22,000	14
	Beijing Jingneng Clean Energy Co. Ltd. Class H	66,000	14
	Guangdong Haid Group Co. Ltd. Class A	2,100	14
	Qinhuangdao Port Co. Ltd. Class A	37,000	14
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	700	14
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	14,600	14
	Beijing North Star Co. Ltd. Class A	37,100	14
	Orient Securities Co. Ltd. Class A	10,700	14
	Chongqing Dima Industry Co. Ltd. Class A	35,500	14
*	First Tractor Co. Ltd. Class H	48,000	13
*	Zhuguang Holdings Group Co. Ltd.	94,000	13
	INESA Intelligent Tech Inc. Class B	27,800	13
	West China Cement Ltd.	72,000	13
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	8,300	13
	CSC Financial Co. Ltd. Class A	2,800	13
	LONGi Green Energy Technology Co. Ltd. Class A	2,800	13
*	Ronshine China Holdings Ltd.	14,000	13
	China Merchants Energy Shipping Co. Ltd. Class A	15,500	13
	Huaneng Power International Inc. Class H	32,000	12
*	Bitauto Holdings Ltd. ADR	959	12
	Dongyue Group Ltd.	30,000	12
	China South City Holdings Ltd.	134,000	12
	Consun Pharmaceutical Group Ltd.	28,000	12
	Guangshen Railway Co. Ltd. Class A	39,300	12
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	3,100	12
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	12,900	12
*	Rongan Property Co. Ltd. Class A	33,500	12
	Red Star Macalline Group Corp. Ltd. Class A	8,300	12
*	Guangdong Marubi Biotechnology Co. Ltd. Class A	1,000	12
*	Beijing North Star Co. Ltd. Class H	44,000	11
*	Noah Holdings Ltd. ADR	402	11

		Shares	Market Value ($000)
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	43,300	11
	PAX Global Technology Ltd.	29,000	11
	WUS Printed Circuit Kunshan Co. Ltd. Class A	3,400	11
	Inspur Electronic Information Industry Co. Ltd. Class A	2,100	11
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A	2,300	11
*,2	Yixin Group Ltd.	49,000	11
	China Grand Automotive Services Group Co. Ltd. Class A	24,300	11
*	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	16,000	11
*	So-Young International Inc. ADR	1,203	11
	China Power International Development Ltd.	46,000	10
	Tongda Group Holdings Ltd.	180,000	10
*	China Modern Dairy Holdings Ltd.	88,000	10
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	9,000	10
	TCL Technology Group Corp. Class A	14,200	10
*,2	Qingdao Port International Co. Ltd. Class H	18,000	10
*	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	2,600	10
	Oriental Pearl Group Co. Ltd. Class A	7,400	10
	China South Publishing & Media Group Co. Ltd. Class A	6,800	10
	Shenzhen Gas Corp. Ltd. Class A	10,400	10
	Tianfeng Securities Co. Ltd. Class A	12,400	10
	Shenzhen Expressway Co. Ltd. Class A	7,600	10
	Jiayuan International Group Ltd.	22,000	9
	TCL Electronics Holdings Ltd.	22,000	9
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	14,000	9
	Sinotrans Ltd. Class H	41,000	9
*	China Fangda Group Co. Ltd. Class B	25,100	9
*	Sinofert Holdings Ltd.	114,000	9
	Xinjiang Goldwind Science & Technology Co. Ltd. Class H	9,800	9
*	Yango Group Co. Ltd. Class A	10,200	9
	Beijing Shiji Information Technology Co. Ltd. Class A	2,100	9
	DHC Software Co. Ltd. Class A	5,800	9
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	4,100	9
*	Colour Life Services Group Co. Ltd.	19,000	9
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	2,100	9
	SDIC Capital Co. Ltd. Class A	5,600	9
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	5,700	9
*	Grandjoy Holdings Group Co. Ltd. Class A	12,800	9
	Chongqing Changan Automobile Co. Ltd. Class A	6,600	9
	China Aluminum International Engineering Corp. Ltd. Class A	15,800	9

		Shares	Market Value ($000)
	Shennan Circuits Co. Ltd. Class A	420	9
*	Hongta Securities Co. Ltd. Class A	3,300	9
	Sihuan Pharmaceutical Holdings Group Ltd.	80,000	8
	Beijing Capital Land Ltd. Class H	46,000	8
*,3	Sogou Inc. ADR	2,400	8
	361 Degrees International Ltd.	60,000	8
	Huayu Automotive Systems Co. Ltd. Class A	3,100	8
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	14,300	8
	Hengtong Optic-electric Co. Ltd. Class A	3,600	8
	Shanghai Industrial Urban Development Group Ltd.	80,000	7
	China Lilang Ltd.	13,000	7
	Phoenix Media Investment Holdings Ltd.	194,000	7
[2]	China Merchants Securities Co. Ltd. Class H	7,400	7
[2]	China Everbright Greentech Ltd.	19,000	7
	Central China Securities Co. Ltd. Class H	48,000	7
*	Guorui Properties Ltd.	47,000	7
	Shanghai Industrial Development Co. Ltd. Class A	10,300	7
*	CAR Inc.	32,000	7
*	Beijing Enterprises Clean Energy Group Ltd.	2,000,000	7
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	29,700	6
	Tianjin Development Holdings Ltd.	34,000	6
*	China Eastern Airlines Corp. Ltd. Class H	18,000	6
	Weiqiao Textile Co. Class H	36,000	6
	China Shineway Pharmaceutical Group Ltd.	10,000	6
	China Zhongwang Holdings Ltd.	31,200	6
*,2	Tian Ge Interactive Holdings Ltd.	45,000	6
*	Ruhnn Holding Ltd. ADR	1,799	6
	China ZhengTong Auto Services Holdings Ltd.	41,000	5
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	2,200	5
*,3	Luckin Coffee Inc. ADR	2,026	4
*	Kasen International Holdings Ltd.	30,000	3
	China BlueChemical Ltd. Class H	18,000	3
	Maoye International Holdings Ltd.	79,000	3
*,2	Shanghai Haohai Biological Technology Co. Ltd. Class H	800	3
	Texhong Textile Group Ltd.	3,500	2
*	Qudian Inc. ADR	900	1
*,1	Legend Holdings Corp. Rights Exp. 12/31/2020	207	—
			90,023
Colombia (0.1%)
	Bancolombia SA Preference Shares	35,690	235
	Interconexion Electrica SA ESP	19,748	104
	Grupo de Inversiones Suramericana SA	10,779	53

		Shares	Market Value ($000)
	Banco Davivienda SA Preference Shares	7,478	49
	Grupo Aval Acciones y Valores SA Preference Shares	190,377	43
	Bancolombia SA	3,288	22
*	Corp. Financiera Colombiana SA	2,832	20
			526
Czech Republic (0.0%)
*	Komercni banka A/S	13,879	297
[2]	Moneta Money Bank A/S	15,973	36
			333
Denmark (1.6%)
	Novo Nordisk A/S Class B	86,563	5,670
	Coloplast A/S Class B	9,104	1,540
*	Genmab A/S	4,036	1,250
	Vestas Wind Systems A/S	11,700	1,195
	DSV PANALPINA A/S	11,147	1,181
	Novozymes A/S Class B	13,353	729
	GN Store Nord A/S	11,414	621
	Chr Hansen Holding A/S	6,226	605
	Ambu A/S Class B	10,335	349
	Pandora A/S	5,877	294
*	ISS A/S	13,711	229
	SimCorp A/S	1,330	147
	Tryg A/S	3,343	94
*,2	Netcompany Group A/S	851	52
*	Bavarian Nordic A/S	1,587	48
*	Demant A/S	1,573	44
	Ringkjoebing Landbobank A/S	620	43
*	Zealand Pharma A/S	1,043	41
	H Lundbeck A/S	906	35
*	Jyske Bank A/S (Registered)	1,228	34
*	ALK-Abello A/S Class B	123	33
	Topdanmark A/S	762	32
	Schouw & Co. A/S	372	30
	ROCKWOOL International A/S Class B	101	28
*	Sydbank A/S	1,250	22
*	Spar Nord Bank A/S	1,580	12
*	NKT A/S	498	11
*	D/S Norden A/S	511	7
			14,376
Egypt (0.0%)
	Commercial International Bank Egypt SAE	72,353	288
	Egyptian Financial Group-Hermes Holding Co.	35,997	24
	Orascom Construction plc	4,446	18
	Six of October Development & Investment	25,899	16
*	Oriental Weavers	46,027	15
	Medinet Nasr Housing	84,008	13
*	Palm Hills Developments SAE	156,950	11
	Telecom Egypt Co.	14,362	10
*	Pioneers Holding for Financial Investments SAE	49,653	10
	Heliopolis Housing	15,858	5
			410

		Shares	Market Value ($000)
Finland (0.8%)
	Kone OYJ Class B	19,817	1,332
	Nokia OYJ	300,369	1,195
*	Nordea Bank Abp	155,118	1,054
*	Sampo OYJ Class A	23,695	851
	Elisa OYJ	10,779	672
	Kesko OYJ Class B	28,830	487
*	Stora Enso OYJ	39,266	482
	Nokian Renkaat OYJ	12,331	287
	Wartsila OYJ Abp	31,876	250
	Orion OYJ Class B	3,402	182
	Kojamo OYJ	6,333	129
*	Valmet OYJ	4,862	127
*	Huhtamaki OYJ	3,109	126
*	TietoEVRY OYJ	1,319	35
	Kemira OYJ	2,307	30
*	Metsa Board OYJ	3,789	27
	Outotec OYJ	3,687	19
	Cargotec OYJ Class B	831	18
	Sanoma OYJ	1,656	16
	Ahlstrom-Munksjo OYJ	869	13
	YIT OYJ	1,180	7
	Uponor OYJ	441	6
*	Finnair OYJ	339	1
			7,346
France (4.7%)
	Sanofi	56,405	5,517
*	L'Oreal SA	12,273	3,600
*	Danone SA	30,312	2,085
	Kering SA	3,820	2,003
*	BNP Paribas SA	54,180	1,950
*	EssilorLuxottica SA	14,932	1,943
*	AXA SA	92,698	1,701
	Hermes International	1,434	1,198
	Legrand SA	16,537	1,133
	Orange SA	93,140	1,120
	Vivendi SA	45,970	1,051
	STMicroelectronics NV	40,743	1,012
*	Cie Generale des Etablissements Michelin SCA	9,933	1,005
*	Teleperformance	3,712	884
[3]	Edenred	16,659	697
	Veolia Environnement SA	31,336	690
	Carrefour SA	37,582	572
	Ingenico Group SA	4,084	568
*,2	Worldline SA	7,492	563
*	Societe Generale SA	37,754	558
*	Credit Agricole SA	62,718	551
*	Getlink SE	37,232	538
	Eurofins Scientific SE	773	526
	Arkema SA	5,900	517
[2]	Euronext NV	5,347	497
	Gecina SA	3,714	477
	Orpea	3,838	450
*	Peugeot SA	31,021	445
	Rubis SCA	8,182	392
*	Valeo SA	14,634	362
[3]	Suez SA	31,198	356

		Shares	Market Value ($000)
	Publicis Groupe SA	12,139	346
	Sodexo SA	4,910	331
*	Ubisoft Entertainment SA	4,119	320
*	Wendel SE	3,341	308
	Rexel SA	29,597	302
	Alstom SA	6,958	293
*	SCOR SE	11,607	291
	Klepierre SA	13,761	262
*	Lagardere SCA	18,233	257
*	Eurazeo SE	4,960	242
	Covivio	4,121	241
	BioMerieux	1,577	227
	Renault SA	9,001	204
	Aeroports de Paris	1,959	204
*	Sartorius Stedim Biotech	747	203
	SEB SA	1,460	201
	SES SA Class A FDR	23,843	177
*	Ipsen SA	2,213	173
*,2	Amundi SA	1,956	146
*	Sodexo SA	1,731	117
*	SEB SA	842	116
	Iliad SA	646	113
*	Elis SA	8,233	103
*	Natixis SA	34,043	76
*	Faurecia SE	1,886	73
*	Casino Guichard Perrachon SA	1,725	65
	Eutelsat Communications SA	5,553	56
*	SOITEC	575	56
*	CNP Assurances	4,827	51
	ICADE	548	39
*	JCDecaux SA	1,477	30
	Korian SA	804	29
	Sopra Steria Group	234	28
[3]	Imerys SA	768	27
	Nexity SA	875	27
	Societe BIC SA	461	25
*	Virbac SA	117	25
	Cie Plastic Omnium SA	1,050	22
[2]	ALD SA	1,798	20
*	DBV Technologies SA	1,791	17
*	Metropole Television SA	1,352	16
*	Air France-KLM	3,286	15
	Mercialys SA	1,640	13
	Vicat SA	393	12
[2]	Elior Group SA	1,988	12
	IPSOS	389	10
*	Fnac Darty SA	311	10
[2]	Maisons du Monde SA	858	10
	Trigano SA	99	9
*	Rallye SA	850	8
	Tarkett SA	706	7
*	Albioma SA	187	7
*	Television Francaise 1	1,071	6
	Quadient	340	5
*	Interparfums SA	113	4
*	Rothschild & Co.	174	4
*	Coface SA	676	4
*	Eramet	97	3

		Shares	Market Value ($000)
*	LISI	162	3
	Beneteau SA	430	3
	Albioma SA	81	3
	Akka Technologies	91	3
*,2	SMCP SA	262	1
*,2	Europcar Mobility Group	786	1
			40,973
Germany (5.8%)
	SAP SE	50,402	6,432
	Allianz SE (Registered)	21,279	3,856
	Bayer AG (Registered)	50,427	3,447
*	adidas AG	10,218	2,710
*	Deutsche Post AG (Registered)	57,419	1,798
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	7,232	1,649
*	Vonovia SE	28,531	1,641
*	Daimler AG (Registered)	43,095	1,606
	Deutsche Boerse AG	9,663	1,591
	Infineon Technologies AG	69,317	1,461
*	Fresenius SE & Co. KGaA	22,705	1,098
*	Fresenius Medical Care AG & Co. KGaA	12,484	1,056
*	Sartorius AG Preference Shares	2,720	1,014
	Merck KGaA	8,686	1,001
*	Symrise AG Class A	8,957	986
*	Henkel AG & Co. KGaA	12,182	980
*	Deutsche Bank AG (Registered)	113,329	949
[2]	Scout24 AG	10,399	797
	Deutsche Wohnen SE	17,100	766
	Brenntag AG	14,110	751
*,2	Delivery Hero SE	7,244	697
	Beiersdorf AG	6,586	692
*,2	Zalando SE	9,923	675
	Bayerische Motoren Werke AG Preference Shares	14,624	675
*	LEG Immobilien AG	5,313	665
	Wirecard AG	6,123	649
*	Continental AG	6,205	614
*	QIAGEN NV	13,037	570
*	HeidelbergCement AG	11,238	562
	Hannover Rueck SE	3,472	561
*	LANXESS AG	8,949	464
*	Puma SE	6,410	461
*,2	Covestro AG	11,170	415
	GEA Group AG	13,403	402
*	MorphoSys AG	2,851	372
*	KION Group AG	6,184	346
*	TeamViewer AG	6,508	330
	Aroundtown SA	59,052	325
	FUCHS PETROLUB SE	9,354	316
*	HelloFresh SE	7,432	304
*	Commerzbank AG	71,250	276
	Bayerische Motoren Werke AG	4,688	275
	ProSiebenSat.1 Media SE	20,997	271
*	OSRAM Licht AG	5,143	225
[2]	Siemens Healthineers AG	4,310	224
*,3	Deutsche Lufthansa AG (Registered)	21,039	214

		Shares	Market Value ($000)
	Knorr-Bremse AG	1,805	191
	Bechtle AG	1,038	184
	United Internet AG (Registered)	4,381	180
*	Nemetschek SE	2,202	175
	HUGO BOSS AG	5,767	158
*	Henkel AG & Co. KGaA Preference Shares	1,754	157
[2]	Hapag-Lloyd AG	1,386	134
*	K+S AG (Registered)	18,605	119
*	Dialog Semiconductor plc	2,736	109
*	Evotec SE	3,865	105
*,3	Varta AG	1,009	104
*	Carl Zeiss Meditec AG	999	102
	Evonik Industries AG	3,844	95
*	Siltronic AG	903	89
	CANCOM SE	1,236	78
*	CTS Eventim AG & Co. KGaA	1,694	77
*	TAG Immobilien AG	3,192	74
*	alstria office REIT-AG	4,720	69
	CompuGroup Medical SE	828	68
	Freenet AG	3,966	68
*	S&T AG	2,569	68
	Gerresheimer AG	777	66
*	Software AG	1,672	65
*	GRENKE AG	785	64
*	Hypoport SE	141	63
[2]	ADO Properties SA	2,173	63
	Encavis AG	4,314	59
	Grand City Properties SA	2,553	58
*	Aareal Bank AG	2,751	53
*	Fraport AG Frankfurt Airport Services Worldwide	1,048	52
	Aurubis AG	898	52
*	RIB Software SE	1,393	45
*	Rational AG	81	44
*	AIXTRON SE	4,100	44
*	zooplus AG	261	41
[2]	Befesa SA	1,070	41
	METRO AG	4,197	39
[2]	Deutsche Pfandbriefbank AG	5,268	36
	1&1 Drillisch AG	1,384	35
	Telefonica Deutschland Holding AG	11,048	34
	Stabilus SA	623	34
	Stroeer SE & Co. KGaA	451	33
	Pfeiffer Vacuum Technology AG	172	31
	Isra Vision AG	497	28
*	Norma Group SE	908	27
*	RTL Group SA	776	26
	Suedzucker AG	1,658	25
*	PATRIZIA AG	1,016	25
	CropEnergies AG	2,396	23
	Krones AG	316	21
*	BayWa AG	684	21
	Talanx AG	604	21
[2]	DWS Group GmbH & Co. KGaA	553	21
	New Work SE	68	21
	Duerr AG	811	19

		Shares	Market Value ($000)
*	Draegerwerk AG & Co. KGaA Preference Shares	235	19
*	DIC Asset AG	1,490	19
*	Jungheinrich AG Preference Shares	905	18
	Schaeffler AG Preference Shares	2,248	17
*	Wacker Chemie AG	251	16
*	TLG Immobilien AG	776	15
*	Nordex SE	1,327	13
*	Deutz AG	2,915	12
	RHOEN-KLINIKUM AG	526	11
	KWS Saat SE & Co. KGaA	157	11
*	CECONOMY AG	2,885	9
	FUCHS PETROLUB SE Preference Shares	203	8
*	Koenig & Bauer AG	378	8
*	Wacker Neuson SE	574	8
*,2	Rocket Internet SE	409	8
*	Draegerwerk AG & Co. KGaA	110	7
	Hornbach Holding AG & Co. KGaA	99	7
*	Washtec AG	87	4
*	Takkt AG	303	3
*	Kloeckner & Co. SE	727	3
*	Heidelberger Druckmaschinen AG	2,926	2
*	Corestate Capital Holding SA	123	2
			51,123
Greece (0.1%)
*	Eurobank Ergasias Services and Holdings SA	329,224	141
	Hellenic Telecommunications Organization SA	9,075	127
*	Alpha Bank AE	162,829	102
	JUMBO SA	4,709	86
*	Fourlis Holdings SA	11,757	51
	Holding Co. ADMIE IPTO SA	11,577	30
*	National Bank of Greece SA	17,538	24
*	Piraeus Bank SA	10,710	17
	Sarantis SA	1,078	10
*	GEK Terna Holding Real Estate Construction SA	1,145	8
*	LAMDA Development SA	930	6
*	Ellaktor SA	4,982	5
	Aegean Airlines SA	945	4
			611
Hong Kong (2.1%)
	AIA Group Ltd.	634,000	5,203
	CK Asset Holdings Ltd.	171,000	939
	Sun Hung Kai Properties Ltd.	77,000	902
	Hang Seng Bank Ltd.	49,600	762
	Link REIT	99,300	750
	Techtronic Industries Co. Ltd.	79,000	689
	BOC Hong Kong Holdings Ltd.	226,000	637
*	China Mengniu Dairy Co. Ltd.	172,000	620
	Hang Lung Properties Ltd.	260,000	550
[2]	WH Group Ltd.	555,000	483
	New World Development Co. Ltd.	472,000	480
	PCCW Ltd.	824,000	453
	Sino Land Co. Ltd.	318,000	373
	Lenovo Group Ltd.	646,000	353

		Shares	Market Value ($000)
*	Semiconductor Manufacturing International Corp.	153,500	337
	Hysan Development Co. Ltd.	120,000	327
	Power Assets Holdings Ltd.	56,500	316
	ASM Pacific Technology Ltd.	29,900	274
	Bank of East Asia Ltd.	126,400	229
	AAC Technologies Holdings Inc.	43,500	226
	MTR Corp. Ltd.	45,000	217
	Swire Properties Ltd.	95,800	215
	Wheelock & Co. Ltd.	24,000	163
	Sun Art Retail Group Ltd.	97,000	149
	Tingyi Cayman Islands Holding Corp.	74,000	127
	Vitasoy International Holdings Ltd.	34,000	127
	NWS Holdings Ltd.	158,000	125
[2]	Samsonite International SA	126,000	120
	Wharf Holdings Ltd.	66,000	119
	Hongkong Land Holdings Ltd.	30,600	116
	Wharf Real Estate Investment Co. Ltd.	29,000	113
	Xinyi Solar Holdings Ltd.	150,000	109
	Henderson Land Development Co. Ltd.	28,400	102
	CK Infrastructure Holdings Ltd.	18,500	93
*	PRADA SpA	21,400	79
	Minth Group Ltd.	28,000	76
	Microport Scientific Corp.	19,000	55
	Swire Pacific Ltd. Class A	9,500	50
	SITC International Holdings Co. Ltd.	42,000	40
	Hang Lung Group Ltd.	19,000	37
	Gemdale Properties & Investment Corp. Ltd.	220,000	33
	VTech Holdings Ltd.	5,300	32
	Fortune REIT	36,000	32
	China Travel International Investment Hong Kong Ltd.	228,000	29
*	Ju Teng International Holdings Ltd.	92,000	27
*,2	Xiabuxiabu Catering Management China Holdings Co. Ltd.	23,500	27
	Kerry Properties Ltd.	10,500	25
	Cafe de Coral Holdings Ltd.	14,000	25
	Pou Sheng International Holdings Ltd.	120,000	23
	Chow Tai Fook Jewellery Group Ltd.	30,600	23
	BOE Varitronix Ltd.	89,000	23
[2]	BOC Aviation Ltd.	3,900	22
*	Hong Kong Television Network Ltd.	40,000	22
	HKBN Ltd.	13,000	22
	Man Wah Holdings Ltd.	26,400	21
	China Harmony New Energy Auto Holding Ltd.	44,000	21
*,2	Razer Inc.	150,000	21
	Uni-President China Holdings Ltd.	19,000	20
	CGN New Energy Holdings Co. Ltd.	102,000	20
	Yue Yuen Industrial Holdings Ltd.	13,500	19
*	Asia Cement China Holdings Corp.	15,000	17
	Cathay Pacific Airways Ltd.	16,000	16
	L'Occitane International SA	9,250	16
	Kerry Logistics Network Ltd.	11,500	16
	Johnson Electric Holdings Ltd.	8,500	15
	Henderson Investment Ltd.	259,000	13
[2]	IMAX China Holding Inc.	9,500	13
	Value Partners Group Ltd.	32,000	12

		Shares	Market Value ($000)
*	China Silver Group Ltd.	154,000	12
[2]	FIT Hon Teng Ltd.	45,000	12
	K Wah International Holdings Ltd.	26,000	11
*	FIH Mobile Ltd.	91,000	11
	Haitong International Securities Group Ltd.	50,000	10
	Inspur International Ltd.	34,000	10
*	COFCO Meat Holdings Ltd.	39,000	10
	Prosperity REIT	31,000	9
*	New World Department Store China Ltd.	52,000	9
	Canvest Environmental Protection Group Co. Ltd.	22,000	9
	Dairy Farm International Holdings Ltd.	1,900	8
*	MMG Ltd.	44,000	8
*	Truly International Holdings Ltd.	80,000	8
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	7,000	8
	Lee's Pharmaceutical Holdings Ltd.	16,500	8
	Giordano International Ltd.	48,000	7
	Pacific Basin Shipping Ltd.	61,000	7
	Nexteer Automotive Group Ltd.	10,000	6
*	Towngas China Co. Ltd.	13,000	6
	EVA Precision Industrial Holdings Ltd.	112,000	6
*	Goodbaby International Holdings Ltd.	70,000	6
*	Lifestyle China Group Ltd.	29,500	6
	IGG Inc.	10,000	6
	Luk Fook Holdings International Ltd.	3,000	5
*	Parkson Retail Group Ltd.	118,500	5
*	Esprit Holdings Ltd.	52,700	4
	CITIC Telecom International Holdings Ltd.	12,000	4
*	HC Group Inc.	25,000	4
	Guotai Junan International Holdings Ltd.	25,000	3
*	GCL New Energy Holdings Ltd.	284,000	3
	Lifestyle International Holdings Ltd.	3,000	2
	Sa Sa International Holdings Ltd.	14,000	2
*	NewOcean Energy Holdings Ltd.	22,000	2
	NOVA Group Holdings Ltd.	60,000	2
*	China LNG Group Ltd.	42,000	1
*,1	Camsing International Holding Ltd.	6,000	1
			17,971
Hungary (0.1%)
*	OTP Bank Nyrt.	15,963	537
	Richter Gedeon Nyrt.	16,891	369
			906
India (2.0%)
	Housing Development Finance Corp. Ltd.	88,678	1,956
	Infosys Ltd.	190,185	1,744
	Hindustan Unilever Ltd.	46,134	1,259
*	Bharti Airtel Ltd.	92,689	677
	Axis Bank Ltd.	101,315	520
	Maruti Suzuki India Ltd.	5,841	435
	HCL Technologies Ltd.	57,983	423
	Asian Paints Ltd.	15,681	350
	Sun Pharmaceutical Industries Ltd.	52,619	331

		Shares	Market Value ($000)
	UltraTech Cement Ltd.	5,554	288
	Nestle India Ltd.	1,145	266
	Hero MotoCorp Ltd.	6,971	219
	Bajaj Finance Ltd.	8,342	217
*,2	HDFC Life Insurance Co. Ltd.	31,072	216
	Dr Reddy's Laboratories Ltd.	3,700	199
	Godrej Consumer Products Ltd.	23,625	198
*,2	SBI Life Insurance Co. Ltd.	19,343	197
	Titan Co. Ltd.	16,009	189
*	State Bank of India	84,696	182
	Wipro Ltd.	63,370	178
[2]	ICICI Lombard General Insurance Co. Ltd.	9,955	172
	Power Grid Corp. of India Ltd.	81,596	170
*,2	Avenue Supermarts Ltd.	5,358	161
*	UPL Ltd.	28,962	156
	Dabur India Ltd.	24,833	154
	Bajaj Auto Ltd.	4,278	154
	Eicher Motors Ltd.	644	141
	Bharti Infratel Ltd.	45,834	140
	Bajaj Finserv Ltd.	2,356	138
	ICICI Bank Ltd.	29,943	131
	Britannia Industries Ltd.	2,799	126
	Aurobindo Pharma Ltd.	12,501	123
	Cipla Ltd.	13,524	116
	Grasim Industries Ltd.	14,295	112
	Lupin Ltd.	9,283	107
	Zee Entertainment Enterprises Ltd.	43,499	106
	Divi's Laboratories Ltd.	3,303	104
	Info Edge India Ltd.	2,809	100
	Pidilite Industries Ltd.	5,092	99
	Marico Ltd.	21,403	98
	Shree Cement Ltd.	349	96
[2]	Bandhan Bank Ltd.	31,519	92
[2]	ICICI Prudential Life Insurance Co. Ltd.	16,191	84
	Jubilant Foodworks Ltd.	3,781	83
	Petronet LNG Ltd.	22,927	77
[2]	HDFC Asset Management Co. Ltd.	2,216	74
	Piramal Enterprises Ltd.	5,399	69
	Ambuja Cements Ltd.	26,661	68
	Berger Paints India Ltd.	10,447	68
	Shriram Transport Finance Co. Ltd.	8,163	62
	Apollo Hospitals Enterprise Ltd.	3,389	61
	PI Industries Ltd.	2,925	60
	Motherson Sumi Systems Ltd.	46,612	59
	Alkem Laboratories Ltd.	1,926	58
	Colgate-Palmolive India Ltd.	3,087	57
	Torrent Power Ltd.	13,570	57
	WABCO India Ltd.	621	57
	LIC Housing Finance Ltd.	17,480	56
*	Tata Consumer Products Ltd.	11,394	56
	Havells India Ltd.	8,580	56
	Torrent Pharmaceuticals Ltd.	1,766	55
*	Max Financial Services Ltd.	8,293	53
	Muthoot Finance Ltd.	4,331	50
	Container Corp. Of India Ltd.	9,964	50
[2]	InterGlobe Aviation Ltd.	3,822	49
	Karnataka Bank Ltd.	101,832	47

		Shares	Market Value ($000)
	City Union Bank Ltd.	26,203	47
	Bosch Ltd.	366	47
*	Aavas Financiers Ltd.	3,433	47
	Crompton Greaves Consumer Electricals Ltd.	15,745	47
	V-Mart Retail Ltd.	2,166	46
	Page Industries Ltd.	180	45
	Gillette India Ltd.	686	44
	Ipca Laboratories Ltd.	2,205	43
	Embassy Office Parks REIT	9,800	43
	Federal Bank Ltd.	70,843	42
	Cadila Healthcare Ltd.	9,130	42
	Natco Pharma Ltd.	5,497	42
	Biocon Ltd.	8,655	41
*	Fortis Healthcare Ltd.	26,836	41
	India Cements Ltd.	23,758	40
	NHPC Ltd.	150,683	39
	Mphasis Ltd.	3,316	38
	Balkrishna Industries Ltd.	2,583	37
	Rajesh Exports Ltd.	5,755	37
[2]	AU Small Finance Bank Ltd.	7,038	37
	NMDC Ltd.	33,248	36
	Oracle Financial Services Software Ltd.	1,093	36
	AIA Engineering Ltd.	1,614	36
	DLF Ltd.	17,854	36
[2]	Dr Lal PathLabs Ltd.	1,801	36
	Gujarat Gas Ltd.	10,971	35
	South Indian Bank Ltd.	522,267	34
	Castrol India Ltd.	22,166	34
	Indraprastha Gas Ltd.	5,306	33
	Minda Industries Ltd.	8,623	33
	JK Cement Ltd.	2,115	33
	Sundaram Finance Ltd.	1,937	32
	Exide Industries Ltd.	14,831	32
*	Just Dial Ltd.	6,216	32
	Karur Vysya Bank Ltd.	102,986	32
	Supreme Industries Ltd.	2,267	31
	Pfizer Ltd.	569	30
	Whirlpool of India Ltd.	1,147	30
*	Union Bank of India	93,939	30
*	Sanofi India Ltd.	277	28
	Bayer CropScience Ltd.	393	28
	Coforge Ltd.	1,476	28
	Alembic Pharmaceuticals Ltd.	2,469	28
	Kansai Nerolac Paints Ltd.	5,851	28
	Bajaj Holdings & Investment Ltd.	1,035	27
	PTC India Ltd.	62,288	27
*	Vodafone Idea Ltd.	312,723	27
	Persistent Systems Ltd.	3,910	27
[2]	RBL Bank Ltd.	16,927	27
*	IDFC First Bank Ltd.	90,552	27
	Tata Communications Ltd.	4,060	26
	Manappuram Finance Ltd.	15,361	26
	Voltas Ltd.	4,174	26
	Indian Hotels Co. Ltd.	25,727	26
	Gujarat Pipavav Port Ltd.	32,578	26
	Varun Beverages Ltd.	3,144	26
[2]	Laurus Labs Ltd.	4,179	26

		Shares	Market Value ($000)
*	Bank of Baroda	49,418	26
	Chambal Fertilizers and Chemicals Ltd.	14,713	25
*	Bajaj Consumer Care Ltd.	14,146	25
	Mahindra & Mahindra Financial Services Ltd.	13,518	25
	Vinati Organics Ltd.	1,827	25
	Sterlite Technologies Ltd.	18,935	24
*	Canara Bank	21,499	24
	Coromandel International Ltd.	2,824	24
	Aarti Industries Ltd.	1,860	24
	Escorts Ltd.	1,902	23
	Phoenix Mills Ltd.	3,378	23
	Power Finance Corp. Ltd.	22,602	23
*	Central Bank of India	127,759	23
	Ceat Ltd.	2,090	22
	Welspun Corp. Ltd.	28,252	22
*	Indian Bank	37,677	22
	Dalmia Bharat Ltd.	3,043	22
	Great Eastern Shipping Co. Ltd.	7,994	21
	REC Ltd.	17,266	20
	Multi Commodity Exchange of India Ltd.	1,119	20
	Indiabulls Housing Finance Ltd.	12,306	20
*	Punjab National Bank	55,410	20
*	Bank of India	46,426	19
	TVS Motor Co. Ltd.	4,169	19
	Gateway Distriparks Ltd.	19,121	19
	Ajanta Pharma Ltd.	957	19
[2]	Godrej Agrovet Ltd.	3,739	19
	Yes Bank Ltd.	54,048	19
	SRF Ltd.	382	18
*	Godrej Properties Ltd.	1,973	18
*	DCB Bank Ltd.	20,738	17
	Jubilant Life Sciences Ltd.	2,971	17
	Godrej Industries Ltd.	4,019	17
	Redington India Ltd.	15,136	17
	Cholamandalam Financial Holdings Ltd.	5,210	17
	Astral Poly Technik Ltd.	1,461	17
	Cholamandalam Investment and Finance Co. Ltd.	8,637	16
	Tube Investments of India Ltd.	3,219	16
	Glenmark Pharmaceuticals Ltd.	3,207	15
	Emami Ltd.	5,851	15
	Bombay Burmah Trading Co.	1,231	15
	V-Guard Industries Ltd.	6,229	15
*	Aditya Birla Capital Ltd.	24,373	15
	Polycab India Ltd.	1,680	15
*	Raymond Ltd.	4,638	14
	Symphony Ltd.	1,144	14
	Kaveri Seed Co. Ltd.	2,626	14
*	Jammu & Kashmir Bank Ltd.	87,272	14
	Welspun India Ltd.	34,874	14
	Balrampur Chini Mills Ltd.	9,537	13
	EIH Ltd.	14,426	13
	Motilal Oswal Financial Services Ltd.	1,862	13
	Kajaria Ceramics Ltd.	2,891	13
	Avanti Feeds Ltd.	2,284	13
[2]	Endurance Technologies Ltd.	1,311	13

		Shares	Market Value ($000)
	National Aluminium Co. Ltd.	30,294	12
	Jindal Saw Ltd.	20,589	12
	JM Financial Ltd.	13,905	12
*	Indian Overseas Bank	121,202	12
	TTK Prestige Ltd.	189	12
	KRBL Ltd.	4,936	12
	Hexaware Technologies Ltd.	3,550	12
	Finolex Cables Ltd.	4,410	12
	Vakrangee Ltd.	33,613	12
	Amara Raja Batteries Ltd.	1,430	12
	PVR Ltd.	887	11
	Thermax Ltd.	1,148	11
	Oberoi Realty Ltd.	2,530	11
*	Aditya Birla Fashion and Retail Ltd.	7,007	11
	Care Ratings Ltd.	2,063	11
*	TeamLease Services Ltd.	544	11
[2]	Dilip Buildcon Ltd.	3,182	11
*	IFCI Ltd.	159,540	10
	Hindustan Zinc Ltd.	4,257	10
	Rain Industries Ltd.	10,064	10
	Sundram Fasteners Ltd.	2,451	10
*	Mahindra CIE Automotive Ltd.	8,314	10
	eClerx Services Ltd.	1,853	10
	Prestige Estates Projects Ltd.	4,801	10
	Repco Home Finance Ltd.	7,818	10
	Mahanagar Gas Ltd.	789	10
*	TV18 Broadcast Ltd.	31,831	9
*,2	Quess Corp. Ltd.	3,171	9
*	Sun Pharma Advanced Research Co. Ltd.	4,241	8
	Edelweiss Financial Services Ltd.	12,887	8
*	Future Retail Ltd.	6,757	8
	DCM Shriram Ltd.	2,097	8
	Century Textiles & Industries Ltd.	1,877	7
	IDFC Ltd.	37,895	7
	Sobha Ltd.	2,611	7
	Indiabulls Ventures Ltd.	7,104	7
*	Equitas Holdings Ltd.	12,964	7
	Ramco Cements Ltd.	759	6
*	Suzlon Energy Ltd.	157,392	6
*	Future Consumer Ltd.	52,332	6
[2]	PNB Housing Finance Ltd.	2,417	6
	Bata India Ltd.	334	6
[2]	Syngene International Ltd.	1,188	6
	Apollo Tyres Ltd.	3,748	5
	HEG Ltd.	462	5
	NCC Ltd.	16,130	5
	Graphite India Ltd.	1,899	5
	Birlasoft Ltd.	5,410	5
	Strides Pharma Science Ltd.	811	4
	Thomas Cook India Ltd.	10,185	4
*	IRB Infrastructure Developers Ltd.	5,170	4
	NBCC India Ltd.	19,798	4
	Arvind Ltd.	9,750	3
*	VA Tech Wabag Ltd.	2,896	3
*	Indiabulls Real Estate Ltd.	4,206	2
*,1	Hemisphere Properties India Ltd.	1,129	2
*	Dish TV India Ltd.	22,499	1

		Shares	Market Value ($000)
*	Gujarat Fluorochemicals Ltd.	177	1
*	ABB Power Products & Systems India Ltd.	125	1
*	Aarti Surfactants Ltd.	26	—
			17,753
Indonesia (0.4%)
	Bank Central Asia Tbk. PT	437,600	779
	Telekomunikasi Indonesia Persero Tbk. PT	3,256,800	703
	Bank Rakyat Indonesia Persero Tbk. PT	3,298,800	668
	Bank Mandiri Persero Tbk. PT	1,277,200	392
	Bank Negara Indonesia Persero Tbk. PT	872,400	230
	Unilever Indonesia Tbk. PT	300,000	159
	Charoen Pokphand Indonesia Tbk. PT	386,000	153
*	Barito Pacific Tbk. PT	944,600	87
	Indofood Sukses Makmur Tbk. PT	144,600	57
	Kalbe Farma Tbk. PT	557,300	54
*	Tower Bersama Infrastructure Tbk. PT	522,900	38
	Indah Kiat Pulp & Paper Corp. Tbk. PT	99,800	36
*	Indocement Tunggal Prakarsa Tbk. PT	42,000	35
	Indofood CBP Sukses Makmur Tbk. PT	55,300	31
*	Ace Hardware Indonesia Tbk. PT	262,800	28
	Ciputra Development Tbk. PT	675,800	27
*	XL Axiata Tbk. PT	133,100	24
*	Smartfren Telecom Tbk. PT	2,394,600	16
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	269,900	14
	Summarecon Agung Tbk. PT	281,200	9
*	Jasa Marga Persero Tbk. PT	36,800	9
	Media Nusantara Citra Tbk. PT	131,500	8
	Pakuwon Jati Tbk. PT	327,100	8
*	Japfa Comfeed Indonesia Tbk. PT	134,000	8
*	Kresna Graha Investama Tbk. PT	1,209,300	6
*	Matahari Department Store Tbk. PT	46,000	5
*	Sentul City Tbk. PT	1,413,700	5
	Bank Tabungan Negara Persero Tbk. PT	94,700	5
	Surya Semesta Internusa Tbk. PT	209,500	4
*	Siloam International Hospitals Tbk. PT	11,600	4
*	Mitra Adiperkasa Tbk. PT	68,800	3
*	Wijaya Karya Persero Tbk. PT	39,500	3
*	Agung Podomoro Land Tbk. PT	456,400	3
	Surya Citra Media Tbk. PT	39,400	3
*	Panin Financial Tbk. PT	210,700	2
	Ramayana Lestari Sentosa Tbk. PT	41,400	2
*	Bumi Serpong Damai Tbk. PT	57,300	2
*,1	Trada Alam Minera Tbk. PT	477,100	2
*	PP Persero Tbk. PT	36,200	2
*	Bekasi Fajar Industrial Estate Tbk. PT	319,100	2
*	Waskita Karya Persero Tbk. PT	38,300	2
*	Global Mediacom Tbk. PT	94,100	1
			3,629
Ireland (0.2%)
	Kerry Group plc Class A	8,238	1,021
	Kingspan Group plc	11,693	722
	CRH plc (XDUB)	6,268	202
*	Bank of Ireland Group plc	61,083	109
	Glanbia plc	7,108	78
*	AIB Group plc	31,942	35

		Shares	Market Value ($000)
	Cairn Homes plc	15,088	15
	Dalata Hotel Group plc	4,099	15
	Irish Continental Group plc	1,849	7
			2,204
Israel (0.4%)
*	Nice Ltd.	4,825	895
*	Teva Pharmaceutical Industries Ltd.	53,075	662
	Bank Leumi Le-Israel BM	82,796	440
	Bank Hapoalim BM	70,758	436
	Israel Discount Bank Ltd. Class A	112,228	356
	ICL Group Ltd.	48,750	170
	Mizrahi Tefahot Bank Ltd.	5,195	102
*	Tower Semiconductor Ltd.	4,137	86
*	Bezeq The Israeli Telecommunication Corp. Ltd.	69,181	59
	Azrieli Group Ltd.	1,093	58
	First International Bank Of Israel Ltd.	1,727	39
	Strauss Group Ltd.	1,339	38
	AudioCodes Ltd.	947	34
*	Nova Measuring Instruments Ltd.	680	34
	Reit 1 Ltd.	7,284	32
	Electra Ltd.	64	30
	FIBI Holdings Ltd.	1,143	30
	Shikun & Binui Ltd.	6,529	25
	Harel Insurance Investments & Financial Services Ltd.	3,548	22
*	Partner Communications Co. Ltd.	4,340	18
*	Clal Insurance Enterprises Holdings Ltd.	1,957	16
*	Cellcom Israel Ltd.	4,655	15
	Sapiens International Corp. NV	623	15
	IDI Insurance Co. Ltd.	493	13
	Formula Systems 1985 Ltd.	150	12
	Matrix IT Ltd.	529	12
	Kenon Holdings Ltd.	574	12
*	Shapir Engineering and Industry Ltd.	1,653	11
	Gazit-Globe Ltd.	1,409	10
	Sella Capital Real Estate Ltd.	5,366	10
	Delek Automotive Systems Ltd.	1,676	9
*	Hilan Ltd.	212	9
*	Allot Ltd.	857	9
*	AFI Properties Ltd.	282	8
	Isracard Ltd.	2,743	7
			3,734
Italy (1.3%)
*	Intesa Sanpaolo SpA	751,472	1,308
	Ferrari NV	7,484	1,272
*	UniCredit SpA	121,460	1,040
	Assicurazioni Generali SpA	57,968	808
	Terna Rete Elettrica Nazionale SpA	117,216	796
*	FinecoBank Banca Fineco SpA	49,771	583
*	Fiat Chrysler Automobiles NV	61,076	545
*	Moncler SpA	12,918	484
	Mediobanca Banca di Credito Finanziario SpA	72,721	478
*,2	Nexi SpA	23,717	392
	Telecom Italia SpA (Bearer)	971,049	376
	Tenaris SA	42,969	270

		Shares	Market Value ($000)
*	DiaSorin SpA	931	196
[2]	Poste Italiane SpA	17,171	152
	Recordati SpA	3,324	151
[2]	Infrastrutture Wireless Italiane SpA	14,356	145
	ERG SpA	6,125	136
*	Amplifon SpA	4,443	124
*	Unione di Banche Italiane SpA	41,170	117
	Interpump Group SpA	3,389	102
*,2	doValue SpA	12,819	98
	Hera SpA	24,162	92
*	ASTM SpA	3,974	82
	Azimut Holding SpA	4,618	77
	Reply SpA	842	74
	Banca Mediolanum SpA	9,680	65
*,2	Pirelli & C SpA	14,557	65
*	De' Longhi SpA	2,882	62
*	Banco BPM SpA	44,954	58
*	IMA Industria Macchine Automatiche SpA	886	54
	Buzzi Unicem SpA (MTAA)	2,550	51
*	Biesse SpA	4,865	51
*	Brunello Cucinelli SpA	1,493	49
*	Freni Brembo SpA	5,246	49
	Webuild SpA	34,602	48
[2]	Anima Holding SpA	10,639	45
	Italgas SpA	8,148	44
*	BPER Banca	17,000	41
	Tamburi Investment Partners SpA	6,237	41
*	Cerved Group SpA	5,400	37
*	Societa Cattolica di Assicurazioni SC	7,874	36
	Iren SpA	14,352	36
*	Banca Generali SpA	1,278	35
*	Telecom Italia SpA (Registered)	92,941	34
*	Banca Popolare di Sondrio SCPA	19,984	33
*	Salvatore Ferragamo SpA	2,384	33
*	Unipol Gruppo SpA	9,078	32
	UnipolSai Assicurazioni SpA	14,275	32
[2]	Carel Industries SpA	1,607	30
	A2A SpA	19,170	27
*	DeA Capital SpA	16,523	25
*,2	Technogym SpA	2,955	25
	Falck Renewables SpA	3,939	24
[2]	Enav SpA	5,137	23
	Autogrill SpA	3,798	21
	Italmobiliare SpA	736	20
*,2	RAI Way SpA	3,084	19
*	Immobiliare Grande Distribuzione SIIQ SpA	5,375	19
	Piaggio & C SpA	6,297	15
*	Cairo Communication SpA	8,334	14
	Danieli & C Officine Meccaniche SpA	1,043	14
	Zignago Vetro SpA	1,065	14
*	Credito Emiliano SpA	2,712	13
*	Arnoldo Mondadori Editore SpA	9,116	11
*,2	Banca Farmafactoring SpA	1,799	11
*	Juventus Football Club SpA	8,956	9
*	Tod's SpA	291	8
*	Datalogic SpA	523	7

		Shares	Market Value ($000)
*	Rizzoli Corriere Della Sera Mediagroup SpA	8,503	6
*	MARR SpA	335	5
*	Banca Monte dei Paschi di Siena SpA	2,477	4
	Snam SpA	557	3
	Buzzi Unicem SpA (SGMX)	265	3
*,2	OVS SpA	2,886	3
*	Banca IFIS SpA	199	2
			11,304
Japan (19.8%)
	Toyota Motor Corp.	128,900	8,124
	Sony Corp.	63,400	4,106
	SoftBank Group Corp.	87,500	3,997
	Keyence Corp.	8,900	3,666
	Takeda Pharmaceutical Co. Ltd.	86,057	3,366
	Daiichi Sankyo Co. Ltd.	35,200	3,308
	KDDI Corp.	91,700	2,677
	Mitsubishi UFJ Financial Group Inc.	626,100	2,599
	Recruit Holdings Co. Ltd.	71,100	2,449
	Kao Corp.	30,300	2,439
	Honda Motor Co. Ltd.	92,100	2,398
	FANUC Corp.	13,000	2,323
	Shin-Etsu Chemical Co. Ltd.	19,800	2,319
	Nintendo Co. Ltd.	5,200	2,114
	Chugai Pharmaceutical Co. Ltd.	14,300	2,113
	Sumitomo Mitsui Financial Group Inc.	65,500	1,901
	Murata Manufacturing Co. Ltd.	33,600	1,890
	Astellas Pharma Inc.	104,600	1,869
	Hoya Corp.	18,900	1,778
	Nidec Corp.	28,500	1,754
	Oriental Land Co. Ltd.	11,800	1,714
	NTT DOCOMO Inc.	59,000	1,622
	Tokio Marine Holdings Inc.	36,100	1,566
	Mizuho Financial Group Inc.	1,252,200	1,563
	Seven & i Holdings Co. Ltd.	44,600	1,530
	SMC Corp.	3,000	1,519
	Fast Retailing Co. Ltd.	2,700	1,518
	East Japan Railway Co.	18,700	1,469
	Tokyo Electron Ltd.	7,300	1,469
	Central Japan Railway Co.	8,400	1,440
	Terumo Corp.	36,500	1,436
	Nippon Telegraph & Telephone Corp.	60,600	1,379
	Fujitsu Ltd.	12,700	1,309
	Softbank Corp.	98,306	1,248
	M3 Inc.	30,400	1,228
	Secom Co. Ltd.	14,100	1,224
	Panasonic Corp.	135,700	1,216
	Eisai Co. Ltd.	15,100	1,185
	Shiseido Co. Ltd.	19,200	1,178
	Mitsubishi Estate Co. Ltd.	70,200	1,116
	Aeon Co. Ltd.	48,900	1,084
	Olympus Corp.	62,300	1,083
	Sysmex Corp.	13,500	1,083
	Canon Inc.	52,200	1,072
	Mitsui Fudosan Co. Ltd.	54,300	1,045
	Shionogi & Co. Ltd.	17,600	1,044
	Omron Corp.	14,900	989
	Kyocera Corp.	17,800	964

	Shares	Market Value ($000)
ORIX Corp.	72,400	958
Ono Pharmaceutical Co. Ltd.	32,800	941
Kubota Corp.	69,200	932
West Japan Railway Co.	14,100	913
Dai-ichi Life Holdings Inc.	69,500	912
Daiwa House Industry Co. Ltd.	36,500	906
Bridgestone Corp.	26,500	880
FUJIFILM Holdings Corp.	18,600	853
Nippon Paint Holdings Co. Ltd.	12,000	840
Nomura Holdings Inc.	192,400	829
Bandai Namco Holdings Inc.	14,500	806
Suzuki Motor Corp.	23,100	805
Denso Corp.	20,500	790
Nitto Denko Corp.	13,900	755
Japan Exchange Group Inc.	34,600	747
Kintetsu Group Holdings Co. Ltd.	14,900	732
Santen Pharmaceutical Co. Ltd.	38,800	719
Advantest Corp.	14,400	715
Toyota Industries Corp.	13,900	714
Unicharm Corp.	18,900	706
Yamato Holdings Co. Ltd.	31,600	703
Sumitomo Electric Industries Ltd.	59,500	696
Pan Pacific International Holdings Corp.	34,100	688
Yamaha Corp.	14,100	688
Sekisui House Ltd.	35,600	680
Kyowa Kirin Co. Ltd.	24,700	670
Yakult Honsha Co. Ltd.	10,900	670
Toyo Suisan Kaisha Ltd.	12,600	660
Sompo Holdings Inc.	18,300	653
Shimano Inc.	3,500	644
Yaskawa Electric Corp.	17,300	624
MS&AD Insurance Group Holdings Inc.	21,200	624
Z Holdings Corp.	146,400	602
Keihan Holdings Co. Ltd.	12,600	601
Nexon Co. Ltd.	28,700	598
Tobu Railway Co. Ltd.	16,600	589
Ajinomoto Co. Inc.	34,200	583
MINEBEA MITSUMI Inc.	32,700	576
NTT Data Corp.	49,300	571
Asahi Kasei Corp.	71,400	567
Hisamitsu Pharmaceutical Co. Inc.	11,200	567
Azbil Corp.	22,200	567
TOTO Ltd.	14,200	565
Kaken Pharmaceutical Co. Ltd.	10,200	562
Sohgo Security Services Co. Ltd.	11,400	561
Resona Holdings Inc.	153,600	555
Sumitomo Mitsui Trust Holdings Inc.	18,700	553
Sekisui Chemical Co. Ltd.	38,800	544
Tokyu Corp.	33,800	537
Daiwa Securities Group Inc.	127,300	530
NEC Corp.	11,700	526
Sumitomo Realty & Development Co. Ltd.	18,900	523
Brother Industries Ltd.	27,000	511
Nitori Holdings Co. Ltd.	2,800	507
Nagoya Railroad Co. Ltd.	16,700	504
Mitsubishi Chemical Holdings Corp.	85,100	501
Toho Co. Ltd. (Tokyo)	13,500	496

		Shares	Market Value ($000)
	Kurita Water Industries Ltd.	17,800	493
	Hamamatsu Photonics KK	10,800	491
	Aisin Seiki Co. Ltd.	15,300	484
	NH Foods Ltd.	13,000	481
	Shimadzu Corp.	17,700	481
	TDK Corp.	5,000	469
	Keikyu Corp.	27,900	468
	Concordia Financial Group Ltd.	140,500	461
	Nisshin Seifun Group Inc.	28,700	448
	NSK Ltd.	60,900	448
	Odakyu Electric Railway Co. Ltd.	17,800	446
	Dentsu Group Inc.	16,500	441
	Bank of Kyoto Ltd.	12,000	433
	Dai Nippon Printing Co. Ltd.	19,000	433
	Toray Industries Inc.	88,800	432
	Hulic Co. Ltd.	42,400	429
	T&D Holdings Inc.	46,900	426
	Teijin Ltd.	26,000	426
	Chiba Bank Ltd.	88,200	421
	MEIJI Holdings Co. Ltd.	5,500	415
	Yamada Denki Co. Ltd.	84,500	411
	COMSYS Holdings Corp.	14,700	410
	Yamaha Motor Co. Ltd.	28,100	407
	Oji Holdings Corp.	80,700	406
	Lion Corp.	17,500	403
	Sumitomo Chemical Co. Ltd.	128,600	400
	Taiyo Yuden Co. Ltd.	13,800	386
	LIXIL Group Corp.	27,600	386
	Stanley Electric Co. Ltd.	15,700	384
	Pigeon Corp.	9,800	383
	Mazda Motor Corp.	59,000	381
	Konami Holdings Corp.	10,800	379
	Shizuoka Bank Ltd.	59,400	379
	Ricoh Co. Ltd.	50,700	376
	Haseko Corp.	30,500	373
	Air Water Inc.	25,500	371
	SBI Holdings Inc.	16,900	364
	Showa Denko KK	15,100	363
	SUMCO Corp.	23,300	360
	Japan Post Holdings Co. Ltd.	49,000	357
	Mitsui Chemicals Inc.	16,700	348
	Taiheiyo Cement Corp.	14,700	348
	Kuraray Co. Ltd.	32,800	345
	Nissan Motor Co. Ltd.	90,700	344
	Seiko Epson Corp.	30,000	340
	Nomura Research Institute Ltd.	12,700	337
	Makita Corp.	9,800	333
	Alfresa Holdings Corp.	16,400	331
	Isuzu Motors Ltd.	34,600	325
	FamilyMart Co. Ltd.	16,800	315
*	ANA Holdings Inc.	13,000	314
	SG Holdings Co. Ltd.	9,600	314
	Marui Group Co. Ltd.	17,000	308
	Coca-Cola Bottlers Japan Holdings Inc.	15,300	304
	Rohm Co. Ltd.	4,400	298
	Alps Alpine Co. Ltd.	24,300	295
	Nikon Corp.	31,600	291
	Daifuku Co. Ltd.	3,700	289

		Shares	Market Value ($000)
	Japan Airlines Co. Ltd.	14,500	285
	Aozora Bank Ltd.	15,200	282
	Anritsu Corp.	14,000	278
	MISUMI Group Inc.	10,300	274
	NGK Spark Plug Co. Ltd.	16,700	270
	Cybozu Inc.	10,200	264
	Nissan Chemical Corp.	5,900	262
	Fukuoka Financial Group Inc.	15,700	255
	Hankyu Hanshin Holdings Inc.	6,800	252
	Lasertec Corp.	3,000	247
	Kobayashi Pharmaceutical Co. Ltd.	2,600	233
	Disco Corp.	1,000	224
	Daito Trust Construction Co. Ltd.	2,100	222
	Seibu Holdings Inc.	16,900	221
	Nihon M&A Center Inc.	5,400	218
	Sumitomo Dainippon Pharma Co. Ltd.	15,300	217
	Otsuka Corp.	4,400	213
	TIS Inc.	9,900	210
	Sac's Bar Holdings Inc.	38,600	199
	Hikari Tsushin Inc.	900	197
	Keio Corp.	3,300	197
	Nissin Foods Holdings Co. Ltd.	2,300	193
	CyberAgent Inc.	3,800	192
	GMO Payment Gateway Inc.	1,700	192
	Sinanen Holdings Co. Ltd.	7,400	187
	Koito Manufacturing Co. Ltd.	4,200	179
	Itochu Techno-Solutions Corp.	5,000	169
	Konica Minolta Inc.	45,300	168
	Miura Co. Ltd.	3,900	168
	Nippon Shinyaku Co. Ltd.	1,900	164
*	Tokyo Rope Manufacturing Co. Ltd.	30,500	164
*	PeptiDream Inc.	3,600	162
	MonotaRO Co. Ltd.	4,300	156
*	Renesas Electronics Corp.	29,600	154
	Welcia Holdings Co. Ltd.	1,800	151
	Skylark Holdings Co. Ltd.	9,300	151
	Hitachi Chemical Co. Ltd.	3,500	150
	Nabtesco Corp.	4,000	125
	Capcom Co. Ltd.	3,500	124
	NET One Systems Co. Ltd.	3,900	118
	Kose Corp.	900	113
	Casio Computer Co. Ltd.	6,300	111
	Rohto Pharmaceutical Co. Ltd.	3,600	111
	Tokyu Fudosan Holdings Corp.	21,400	108
	Oracle Corp. Japan	900	105
	Kansai Paint Co. Ltd.	4,900	102
	Hoshizaki Corp.	1,200	97
	Nichirei Corp.	3,400	96
	Ryohin Keikaku Co. Ltd.	6,300	96
	Ito En Ltd.	1,600	92
	Taiyo Nippon Sanso Corp.	5,300	89
	Shinsei Bank Ltd.	6,695	86
	JSR Corp.	4,300	85
	Sony Financial Holdings Inc.	3,500	85
	Sugi Holdings Co. Ltd.	1,300	84
	Denka Co. Ltd.	3,400	84
	Hirose Electric Co. Ltd.	700	84
	Nippon Express Co. Ltd.	1,600	82

		Shares	Market Value ($000)
	PC Depot Corp.	13,600	80
	House Foods Group Inc.	2,300	78
	TechnoPro Holdings Inc.	1,300	78
	Goldwin Inc.	1,200	77
	Rinnai Corp.	900	76
	Mebuki Financial Group Inc.	33,600	76
	K's Holdings Corp.	5,800	74
	Yamazaki Baking Co. Ltd.	4,100	74
	Ezaki Glico Co. Ltd.	1,500	73
	Suzuken Co. Ltd.	2,000	73
	Zensho Holdings Co. Ltd.	3,300	70
	Nihon Kohden Corp.	2,100	70
	Keisei Electric Railway Co. Ltd.	2,100	69
	USS Co. Ltd.	3,900	68
	Kagome Co. Ltd.	2,400	68
	Kakaku.com Inc.	2,700	66
	Nihon Unisys Ltd.	2,100	65
	THK Co. Ltd.	2,500	65
	Kyushu Financial Group Inc.	14,900	64
	SCREEN Holdings Co. Ltd.	1,400	63
	Maezawa Kasei Industries Co. Ltd.	6,500	63
	Tokyo Century Corp.	1,400	61
	Calbee Inc.	2,100	61
	Japan Post Bank Co. Ltd.	7,400	61
	Fujita Kanko Inc.	3,500	61
	Koei Tecmo Holdings Co. Ltd.	2,100	61
	Nishi-Nippon Railroad Co. Ltd.	2,200	60
	Matsumotokiyoshi Holdings Co. Ltd.	1,600	60
	Medipal Holdings Corp.	3,000	59
	Sushiro Global Holdings Ltd.	2,800	59
	Chugoku Bank Ltd.	6,300	57
	Toyo Seikan Group Holdings Ltd.	5,300	56
	Shimojima Co. Ltd.	4,800	56
	Asics Corp.	5,200	55
	PALTAC Corp.	1,100	54
	Iyo Bank Ltd.	9,200	52
	Persol Holdings Co. Ltd.	3,900	52
	Taisho Pharmaceutical Holdings Co. Ltd.	800	51
	Acom Co. Ltd.	12,200	50
	Benesse Holdings Inc.	1,800	49
	Kewpie Corp.	2,500	49
	Sotetsu Holdings Inc.	1,700	49
	Tokyo Tatemono Co. Ltd.	3,800	49
	Iwatani Corp.	1,400	49
	Maruichi Steel Tube Ltd.	1,900	49
	Nitto Boseki Co. Ltd.	900	49
	Ibiden Co. Ltd.	1,800	48
	ADEKA Corp.	3,400	47
*	Right On Co. Ltd.	9,200	47
	Tokyo Ohka Kogyo Co. Ltd.	1,000	47
	Kyowa Exeo Corp.	2,000	46
	Nagase & Co. Ltd.	3,700	46
	Nankai Electric Railway Co. Ltd.	1,900	46
	Yoshinoya Holdings Co. Ltd.	2,000	46
	Nippo Corp.	1,800	45
	Toyobo Co. Ltd.	3,200	45
	Tsumura & Co.	1,600	45

	Shares	Market Value ($000)
Lawson Inc.	800	44
Hachijuni Bank Ltd.	11,800	44
Sawai Pharmaceutical Co. Ltd.	800	44
Wacoal Holdings Corp.	2,100	44
GS Yuasa Corp.	2,400	43
Sumitomo Forestry Co. Ltd.	3,400	43
Isetan Mitsukoshi Holdings Ltd.	6,400	43
Hiroshima Bank Ltd.	8,900	42
Daicel Corp.	4,900	42
Nomura Real Estate Holdings Inc.	2,300	42
Aica Kogyo Co. Ltd.	1,400	42
Mitsubishi UFJ Lease & Finance Co. Ltd.	8,300	41
Seven Bank Ltd.	14,300	41
GMO internet Inc.	1,600	41
Sumitomo Rubber Industries Ltd.	3,900	40
NEC Networks & System Integration Corp.	2,100	40
Ain Holdings Inc.	600	39
DIC Corp.	1,500	39
Morinaga & Co. Ltd.	900	39
Sharp Corp.	3,600	39
Ushio Inc.	3,300	39
SCSK Corp.	800	39
Lintec Corp.	1,600	38
Sanwa Holdings Corp.	4,400	38
Yokohama Rubber Co. Ltd.	2,500	38
Kokuyo Co. Ltd.	2,900	38
Kurimoto Ltd.	2,200	38
Fancl Corp.	1,300	37
FP Corp.	500	37
Zeon Corp.	3,800	37
TS Tech Co. Ltd.	1,300	37
Shiga Bank Ltd.	1,600	37
Toyo Ink SC Holdings Co. Ltd.	1,900	37
Japan Post Insurance Co. Ltd.	2,939	37
Glory Ltd.	1,500	36
Mitsubishi Logistics Corp.	1,400	36
DeNA Co. Ltd.	2,600	36
Daiichikosho Co. Ltd.	1,000	35
Dowa Holdings Co. Ltd.	1,100	35
Nippon Kayaku Co. Ltd.	3,500	35
Shimamura Co. Ltd.	500	35
Nishimatsu Construction Co. Ltd.	1,800	35
Anicom Holdings Inc.	700	35
AEON Financial Service Co. Ltd.	3,000	34
Hino Motors Ltd.	5,000	34
Hitachi Capital Corp.	1,600	34
NOK Corp.	2,600	34
Toagosei Co. Ltd.	3,500	34
Morinaga Milk Industry Co. Ltd.	800	34
Nipro Corp.	2,800	33
Toyo Tire Corp.	2,300	33
Shimachu Co. Ltd.	1,200	33
Tokyo Seimitsu Co. Ltd.	1,000	33
JTEKT Corp.	3,900	32
Kenedix Inc.	5,900	32
Hokkan Holdings Ltd.	2,000	32

	Shares	Market Value ($000)
Shinko Electric Industries Co. Ltd.	2,500	32
Sumitomo Osaka Cement Co. Ltd.	900	32
Amada Co. Ltd.	3,500	31
Daido Steel Co. Ltd.	900	31
Kyudenko Corp.	1,100	31
Aeon Mall Co. Ltd.	2,200	31
Hakuhodo DY Holdings Inc.	2,500	31
Zenkoku Hosho Co. Ltd.	800	31
Fujikura Kasei Co. Ltd.	6,600	31
Keihin Corp.	1,300	31
Tokuyama Corp.	1,300	31
Paramount Bed Holdings Co. Ltd.	800	31
Citizen Watch Co. Ltd.	8,300	30
Kaneka Corp.	1,100	30
NHK Spring Co. Ltd.	4,300	30
Furukawa Electric Co. Ltd.	1,200	29
Takashimaya Co. Ltd.	3,000	29
Takara Bio Inc.	1,100	29
J Front Retailing Co. Ltd.	3,400	29
Shinwa Co. Ltd.	1,600	29
Fuso Pharmaceutical Industries Ltd.	1,200	29
TOKAI Holdings Corp.	3,100	29
Nippon Shokubai Co. Ltd.	500	28
Nippon Paper Industries Co. Ltd.	1,900	28
CKD Corp.	1,600	28
Hokkoku Bank Ltd.	1,100	28
Organo Corp.	500	28
Hazama Ando Corp.	4,300	28
Rengo Co. Ltd.	3,500	28
Toho Holdings Co. Ltd.	1,400	28
Daito Pharmaceutical Co. Ltd.	700	28
BayCurrent Consulting Inc.	400	28
Fujitsu General Ltd.	1,400	27
DMG Mori Co. Ltd.	2,200	27
Jeol Ltd.	900	27
Nippon Light Metal Holdings Co. Ltd.	15,900	27
Miraca Holdings Inc.	1,100	26
Tokai Carbon Co. Ltd.	2,900	26
Toyota Boshoku Corp.	1,800	26
Kiyo Bank Ltd.	1,700	26
Yushiro Chemical Industry Co. Ltd.	2,300	26
Hitachi Transport System Ltd.	900	25
Nippon Electric Glass Co. Ltd.	1,600	25
Aiphone Co. Ltd.	1,700	25
Colowide Co. Ltd.	1,700	25
Digital Garage Inc.	700	25
Milbon Co. Ltd.	500	25
Ogaki Kyoritsu Bank Ltd.	1,200	25
Sanrio Co. Ltd.	1,500	25
Taikisha Ltd.	800	25
Menicon Co. Ltd.	500	25
Fuji Oil Holdings Inc.	900	24
Nisshinbo Holdings Inc.	3,200	24
NTN Corp.	11,400	24
Achilles Corp.	1,500	24
Morita Holdings Corp.	1,400	24
Okura Industrial Co. Ltd.	1,600	24
Pola Orbis Holdings Inc.	1,200	23

		Shares	Market Value ($000)
	Awa Bank Ltd.	1,000	23
	Toho Co. Ltd. (Kobe)	1,300	23
	Tsubakimoto Chain Co.	900	23
	Megmilk Snow Brand Co. Ltd.	900	22
	Nagaileben Co. Ltd.	900	22
	Comture Corp.	800	22
	Ariake Japan Co. Ltd.	300	21
	Maeda Road Construction Co. Ltd.	1,100	21
	Ulvac Inc.	700	21
	Itoham Yonekyu Holdings Inc.	3,400	21
	Argo Graphics Inc.	600	21
	Kato Sangyo Co. Ltd.	600	21
	Nichi-iko Pharmaceutical Co. Ltd.	1,700	21
	Riken Technos Corp.	5,300	21
	Showa Corp.	1,000	21
	Totetsu Kogyo Co. Ltd.	800	21
	Mitsubishi Paper Mills Ltd.	5,800	20
	Zuiko Corp.	500	20
	Takamiya Co. Ltd.	4,200	20
	North Pacific Bank Ltd.	10,800	20
	Joyful Honda Co. Ltd.	1,600	20
	Tokai Tokyo Financial Holdings Inc.	8,000	19
	Fuji Seal International Inc.	900	19
	Elecom Co. Ltd.	400	19
	Shizuoka Gas Co. Ltd.	2,100	19
	Mitsuuroko Group Holdings Co. Ltd.	1,700	19
	Nissin Corp.	1,300	19
	Bank of Okinawa Ltd.	600	19
	Tocalo Co. Ltd.	1,900	19
*	M&A Capital Partners Co. Ltd.	500	19
	Fujikura Ltd.	6,200	18
	Ehime Bank Ltd.	1,600	18
	Marudai Food Co. Ltd.	1,000	18
*	Leopalace21 Corp.	7,300	18
	Sanyo Denki Co. Ltd.	400	18
	eGuarantee Inc.	900	18
	Kadokawa Corp.	1,100	18
	Mabuchi Motor Co. Ltd.	500	17
	OSG Corp.	1,200	17
	Nippon Suisan Kaisha Ltd.	3,600	17
	Noritake Co. Ltd.	500	17
	San-In Godo Bank Ltd.	3,500	17
	Senko Group Holdings Co. Ltd.	2,100	17
	Topcon Corp.	1,900	17
	Maruwa Unyu Kikan Co. Ltd.	600	17
	Sankyu Inc.	400	16
	OBIC Business Consultants Co. Ltd.	300	16
	Kintetsu World Express Inc.	1,000	16
*	COOKPAD Inc.	5,500	16
	Kansai Mirai Financial Group Inc.	4,500	16
	Gunma Bank Ltd.	4,800	15
	Japan Lifeline Co. Ltd.	1,100	15
	Fukui Bank Ltd.	1,000	15
	Kita-Nippon Bank Ltd.	800	15
	Meiko Network Japan Co. Ltd.	1,900	15
	Mizuno Corp.	800	15
	Saibu Gas Co. Ltd.	600	15
	San-Ai Oil Co. Ltd.	1,500	15

		Shares	Market Value ($000)
	WATAMI Co. Ltd.	1,500	15
	Japan Transcity Corp.	3,200	15
	cocokara fine Inc.	300	15
	Tokyo Kiraboshi Financial Group Inc.	1,500	15
*	Kawasaki Kisen Kaisha Ltd.	1,400	14
	77 Bank Ltd.	1,000	14
	Bank of the Ryukyus Ltd.	1,500	14
	Aichi Bank Ltd.	500	14
	Tsukuba Bank Ltd.	7,900	14
*	Mitsubishi Steel Manufacturing Co. Ltd.	2,100	14
	MOS Food Services Inc.	500	14
	Shimizu Bank Ltd.	800	14
	Shin Nippon Air Technologies Co. Ltd.	600	14
	Tsugami Corp.	1,500	14
	Unipres Corp.	1,400	14
	Duskin Co. Ltd.	500	14
*	Aiful Corp.	5,200	13
	Izumi Co. Ltd.	400	13
	Daiseki Co. Ltd.	500	13
	Jafco Co. Ltd.	400	13
	Systena Corp.	900	13
	Maruzen Showa Unyu Co. Ltd.	500	13
	Mitsui-Soko Holdings Co. Ltd.	900	13
	Nippon Densetsu Kogyo Co. Ltd.	600	13
	Daihen Corp.	400	13
	T-Gaia Corp.	600	13
	Shochiku Co. Ltd.	100	13
	Toho Bank Ltd.	5,700	13
	Yaoko Co. Ltd.	200	13
	Zojirushi Corp.	800	13
	KYORIN Holdings Inc.	600	13
	Autobacs Seven Co. Ltd.	1,000	12
	Tomy Co. Ltd.	1,400	12
	Nissin Kogyo Co. Ltd.	600	12
	Hodogaya Chemical Co. Ltd.	300	12
	JCR Pharmaceuticals Co. Ltd.	100	12
	KFC Holdings Japan Ltd.	500	12
	JP-Holdings Inc.	4,500	12
	Nippon Koei Co. Ltd.	400	12
	Nitta Corp.	600	12
	Okinawa Electric Power Co. Inc.	630	12
	Hyakugo Bank Ltd.	4,200	12
	Shikoku Bank Ltd.	1,600	12
	Showa Sangyo Co. Ltd.	400	12
	Takasago Thermal Engineering Co. Ltd.	700	12
	Tochigi Bank Ltd.	8,000	12
	Fuyo General Lease Co. Ltd.	200	12
	JCU Corp.	400	12
	Hirata Corp.	200	12
	Hokuhoku Financial Group Inc.	1,300	11
	Saizeriya Co. Ltd.	500	11
	Teikoku Electric Manufacturing Co. Ltd.	900	11
	Maeda Corp.	1,400	11
	Michinoku Bank Ltd.	1,000	11
	Sumitomo Warehouse Co. Ltd.	900	11
	Tonami Holdings Co. Ltd.	200	11
	Towa Bank Ltd.	1,700	11

		Shares	Market Value ($000)
	Toli Corp.	4,500	11
	Create Restaurants Holdings Inc.	1,400	11
*	RENOVA Inc.	1,300	11
	San ju San Financial Group Inc.	800	11
	Maruha Nichiro Corp.	500	11
	Aomori Bank Ltd.	500	10
	Godo Steel Ltd.	500	10
	Iriso Electronics Co. Ltd.	300	10
	Micronics Japan Co. Ltd.	1,000	10
	Matsuya Co. Ltd.	1,600	10
	Mitsubishi Logisnext Co. Ltd.	1,000	10
	Tokai Corp.	400	10
	Uchida Yoko Co. Ltd.	200	10
	Gurunavi Inc.	1,600	10
	Japan Material Co. Ltd.	600	10
	Asahi Holdings Inc.	400	10
	World Co. Ltd.	700	10
	United Arrows Ltd.	500	9
	DTS Corp.	400	9
*	Descente Ltd.	600	9
	Kureha Corp.	200	9
	Nojima Corp.	400	9
	Nichiha Corp.	400	9
	Nissin Electric Co. Ltd.	900	9
	Nippon Seiki Co. Ltd.	900	9
	SWCC Showa Holdings Co. Ltd.	800	9
	Shima Seiki Manufacturing Ltd.	600	9
	Shibaura Machine Co. Ltd.	400	9
	Noevir Holdings Co. Ltd.	200	9
	Mirait Holdings Corp.	600	9
	Bank of Saga Ltd.	800	8
	Cosel Co. Ltd.	900	8
	MTI Ltd.	1,400	8
	Adastria Co. Ltd.	500	8
	en-japan Inc.	300	8
	Fuji Soft Inc.	200	8
	Idec Corp.	500	8
	Mandom Corp.	400	8
	Maruwa Co. Ltd.	100	8
	Mitsui High-Tec Inc.	600	8
	Neturen Co. Ltd.	1,500	8
	Dai-Dan Co. Ltd.	300	8
	Sumitomo Bakelite Co. Ltd.	300	8
	Takuma Co. Ltd.	600	8
*	euglena Co. Ltd.	1,200	8
*	Japan Display Inc.	19,700	8
	KH Neochem Co. Ltd.	400	8
	Central Glass Co. Ltd.	400	7
	Computer Engineering & Consulting Ltd.	400	7
	Eizo Corp.	200	7
*	KNT-CT Holdings Co. Ltd.	600	7
	Kumiai Chemical Industry Co. Ltd.	900	7
	Noritsu Koki Co. Ltd.	500	7
	Oki Electric Industry Co. Ltd.	700	7
	Sanken Electric Co. Ltd.	300	7
	Shinmaywa Industries Ltd.	700	7
	Taki Chemical Co. Ltd.	100	7

		Shares	Market Value ($000)
	Toshiba TEC Corp.	200	7
	Transcosmos Inc.	300	7
	UACJ Corp.	400	7
	Earth Corp.	100	7
	Toridoll Holdings Corp.	600	7
	Monogatari Corp.	100	7
	Gree Inc.	1,600	7
	Resorttrust Inc.	500	6
	Canon Marketing Japan Inc.	300	6
	Orient Corp.	5,000	6
	J Trust Co. Ltd.	2,100	6
	ASKUL Corp.	200	6
	Gakken Holdings Co. Ltd.	400	6
	Keihanshin Building Co. Ltd.	400	6
	Kohnan Shoji Co. Ltd.	200	6
	NichiiGakkan Co. Ltd.	400	6
	Nippon Soda Co. Ltd.	200	6
	Ohsho Food Service Corp.	100	6
	Seiren Co. Ltd.	500	6
	Shibuya Corp.	200	6
	Sinko Industries Ltd.	400	6
	Trancom Co. Ltd.	100	6
	Toa Corp.	400	6
	Towa Pharmaceutical Co. Ltd.	300	6
	Toyo Kanetsu KK	300	6
	Yokogawa Bridge Holdings Corp.	300	6
	Solasto Corp.	500	6
	H2O Retailing Corp.	700	5
*	Akebono Brake Industry Co. Ltd.	2,700	5
	CAC Holdings Corp.	400	5
	Hiday Hidaka Corp.	300	5
	Chiyoda Integre Co. Ltd.	300	5
	Chuetsu Pulp & Paper Co. Ltd.	400	5
	Ichibanya Co. Ltd.	100	5
	Eiken Chemical Co. Ltd.	300	5
	PAL GROUP Holdings Co. Ltd.	400	5
	Kameda Seika Co. Ltd.	100	5
	Kanematsu Corp.	400	5
	Sumitomo Mitsui Construction Co. Ltd.	1,300	5
	Nitto Kogyo Corp.	300	5
	Okamura Corp.	600	5
	Pacific Industrial Co. Ltd.	500	5
	Raito Kogyo Co. Ltd.	400	5
	Sanoh Industrial Co. Ltd.	600	5
	NS United Kaiun Kaisha Ltd.	400	5
	Daio Paper Corp.	400	5
	Shoei Co. Ltd.	200	5
	KAWADA TECHNOLOGIES Inc.	100	5
	Nextage Co. Ltd.	600	5
	Fixstars Corp.	400	5
*	Vision Inc.	600	5
	Musashi Seimitsu Industry Co. Ltd.	400	4
	Gunze Ltd.	100	4
	Joshin Denki Co. Ltd.	200	4
	Kanamoto Co. Ltd.	200	4
	Nichicon Corp.	600	4
	Nissha Co. Ltd.	500	4
	Okamoto Industries Inc.	100	4

		Shares	Market Value ($000)
	Sangetsu Corp.	300	4
	Yahagi Construction Co. Ltd.	500	4
	LIFULL Co. Ltd.	900	4
	Sankyo Tateyama Inc.	500	4
	ARTERIA Networks Corp.	200	4
	Feed One Co. Ltd.	2,200	4
	Yamashin-Filter Corp.	400	4
*	Open Door Inc.	300	4
	Belluna Co. Ltd.	600	3
	Obara Group Inc.	100	3
	IDOM Inc.	700	3
	Future Corp.	200	3
	Seiko Holdings Corp.	200	3
	Nissan Shatai Co. Ltd.	300	3
	Riken Corp.	100	3
	Sumida Corp.	400	3
*	Toho Zinc Co. Ltd.	200	3
	Macromill Inc.	400	3
*	FDK Corp.	400	2
	Futaba Industrial Co. Ltd.	500	2
	Ichikoh Industries Ltd.	400	2
	Kenko Mayonnaise Co. Ltd.	100	2
*	Nippon Sheet Glass Co. Ltd.	600	2
	Nippon Thompson Co. Ltd.	500	2
	Press Kogyo Co. Ltd.	1,000	2
*	Sanden Holdings Corp.	500	2
	Tamron Co. Ltd.	100	2
	Qol Holdings Co. Ltd.	200	2
	Koshidaka Holdings Co. Ltd.	500	2
			173,795
Kuwait (0.2%)
	National Bank of Kuwait SAKP	299,275	747
	Kuwait Finance House KSCP	168,824	342
*	Agility Public Warehousing Co. KSC	72,227	156
	Mobile Telecommunications Co. KSC	86,913	149
	Ahli United Bank BSC	241,004	141
	Gulf Bank KSCP	91,683	67
*	Warba Bank KSCP	73,617	49
	National Industries Group Holding SAK	83,406	47
	Kuwait International Bank KSCP	54,381	32
	Burgan Bank SAK	44,224	29
*	Alimtiaz Investment Group KSC	66,965	17
	Integrated Holding Co. KCSC	8,798	11
			1,787
Malaysia (0.7%)
	Public Bank Bhd.	152,600	515
	Malayan Banking Bhd.	285,900	494
	Tenaga Nasional Bhd.	178,348	463
	CIMB Group Holdings Bhd.	423,700	368
	MISC Bhd.	118,900	228
	DiGi.Com Bhd.	203,500	213
	Maxis Bhd.	174,900	212
	Top Glove Corp. Bhd.	68,600	210
	Sime Darby Plantation Bhd.	160,500	184
	Petronas Chemicals Group Bhd.	124,700	181
	Axiata Group Bhd.	204,600	179
	IHH Healthcare Bhd.	143,300	179

		Shares	Market Value ($000)
	Sime Darby Bhd.	364,000	175
	Press Metal Aluminium Holdings Bhd.	194,300	169
	Nestle Malaysia Bhd.	4,900	157
	Hartalega Holdings Bhd.	51,600	149
	AMMB Holdings Bhd.	202,700	148
	PPB Group Bhd.	33,800	135
	HAP Seng Consolidated Bhd.	67,400	116
	IOI Corp. Bhd.	103,300	108
*	Supermax Corp. Bhd.	55,892	99
	Petronas Gas Bhd.	20,400	89
	Petronas Dagangan Bhd.	16,000	87
	Gamuda Bhd.	94,900	85
	Hong Leong Bank Bhd.	25,700	81
	Kuala Lumpur Kepong Bhd.	14,300	72
	QL Resources Bhd.	30,500	71
	RHB Bank Bhd.	61,400	68
	TIME dotCom Bhd.	27,300	67
	Telekom Malaysia Bhd.	58,382	57
	Bursa Malaysia Bhd.	31,700	56
	Frontken Corp. Bhd.	96,400	54
	IJM Corp. Bhd.	119,500	53
	Pavilion REIT	139,100	53
	Yinson Holdings Bhd.	40,300	52
	Kossan Rubber Industries	25,500	51
	YTL Corp. Bhd.	208,900	50
	Malakoff Corp. Bhd.	234,200	48
	Malaysia Airports Holdings Bhd.	34,300	40
	Genting Plantations Bhd.	17,300	40
	Sunway Construction Group Bhd.	88,900	39
	Inari Amertron Bhd.	109,500	38
	Westports Holdings Bhd.	40,900	38
	Alliance Bank Malaysia Bhd.	76,900	37
	Hong Leong Financial Group Bhd.	10,600	33
	Fraser & Neave Holdings Bhd.	4,400	33
	My EG Services Bhd.	96,900	30
	VS Industry Bhd.	138,400	28
*	Pentamaster Corp. Bhd.	22,900	27
*	FGV Holdings Bhd.	111,200	26
	Muhibbah Engineering M Bhd.	115,300	24
	Bermaz Auto Bhd.	78,400	23
	Malaysia Building Society Bhd.	145,400	22
	Malaysian Resources Corp. Bhd.	157,800	20
	KPJ Healthcare Bhd.	91,000	19
	Sime Darby Property Bhd.	120,400	19
	IOI Properties Group Bhd.	76,300	19
	Padini Holdings Bhd.	32,200	18
*	WCT Holdings Bhd.	146,700	18
	AirAsia Group Bhd.	90,800	15
	AEON Credit Service M Bhd.	7,400	15
*	UEM Sunrise Bhd.	131,300	15
*	Cahya Mata Sarawak Bhd.	36,800	14
	Pos Malaysia Bhd.	56,800	14
	Scientex Bhd.	7,300	14
	Sunway Bhd.	45,500	14
*	AirAsia X Bhd.	604,900	13
	Syarikat Takaful Malaysia Keluarga Bhd.	13,500	13
	SP Setia Bhd. Group	54,100	12
	Astro Malaysia Holdings Bhd.	44,400	10

		Shares	Market Value ($000)
	Leong Hup International Bhd.	68,700	10
*	Serba Dinamik Holdings Bhd. Warrants Exp. 12/05/2024	14,640	1
			6,527
Mexico (0.6%)
	America Movil SAB de CV	1,654,941	1,105
	Fomento Economico Mexicano SAB de CV	131,700	891
	Wal-Mart de Mexico SAB de CV	217,700	543
	Grupo Financiero Banorte SAB de CV	174,500	529
	Grupo Bimbo SAB de CV Class A	271,234	424
[2]	Macquarie Mexico Real Estate Management SA de CV	264,863	283
	Cemex SAB de CV	1,174,100	278
	Grupo Elektra SAB de CV	2,865	171
	Fibra Uno Administracion SA de CV	128,700	98
	Grupo Aeroportuario del Pacifico SAB de CV Class B	11,900	79
	Coca-Cola Femsa SAB de CV	16,100	70
	Gruma SAB de CV Class B	6,980	69
*	Grupo Financiero Inbursa SAB de CV	90,500	62
	Grupo Aeroportuario del Sureste SAB de CV Class B	5,335	55
	Orbia Advance Corp. SAB de CV	35,800	53
	PLA Administradora Industrial S de RL de CV	37,500	47
	Industrias Penoles SAB de CV	4,335	41
*	Grupo Aeroportuario del Centro Norte SAB de CV Class B	9,400	41
	Arca Continental SAB de CV	7,400	33
	Prologis Property Mexico SA de CV	16,874	32
	Kimberly-Clark de Mexico SAB de CV Class A	19,400	30
	Bolsa Mexicana de Valores SAB de CV	15,900	30
	Grupo Carso SAB de CV	12,700	29
	Qualitas Controladora SAB de CV	7,200	29
*	Telesites SAB de CV	39,800	26
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	49,600	25
*	Regional SAB de CV	8,100	23
	Infraestructura Energetica Nova SAB de CV	7,900	22
*	Alsea SAB de CV	20,200	17
*	Genomma Lab Internacional SAB de CV Class B	17,800	16
	La Comer SAB de CV	13,200	16
	Corp Inmobiliaria Vesta SAB de CV	10,700	15
	Gentera SAB de CV	34,000	14
	Grupo Cementos de Chihuahua SAB de CV	3,000	11
*	Axtel SAB de CV	72,400	11
	Grupo Comercial Chedraui SA de CV	7,600	10
	Grupo Herdez SAB de CV	5,700	9
*	Credito Real SAB de CV SOFOM ER	16,700	9
*	Hoteles City Express SAB de CV	35,200	9
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	14,300	9
*	Grupo Rotoplas SAB de CV	8,023	5

		Shares	Market Value ($000)
*	Unifin Financiera SAB de CV	7,500	5
	Grupo Lala SAB de CV Class B	4,300	2
			5,276
Netherlands (2.7%)
	ASML Holding NV	20,915	6,851
	Unilever NV	73,114	3,778
*	Koninklijke Philips NV	48,791	2,218
	Koninklijke Ahold Delhaize NV	59,330	1,504
	ING Groep NV	203,245	1,321
	Koninklijke DSM NV	10,052	1,286
	Wolters Kluwer NV	15,683	1,252
	Akzo Nobel NV	12,803	1,051
	Koninklijke KPN NV	227,519	556
*	Galapagos NV	2,422	491
	NN Group NV	14,569	447
	Randstad NV	10,519	443
*	IMCD NV	4,570	431
	ASR Nederland NV	12,462	343
	Aegon NV	108,608	291
	ASM International NV	2,136	249
	TKH Group NV	6,307	224
[2]	ABN AMRO Bank NV	22,998	183
	Koninklijke Vopak NV	3,033	166
*,2	Just Eat Takeaway.com NV (XAMS)	980	107
*	Altice Europe NV Class B	25,278	100
	BE Semiconductor Industries NV	1,981	76
*,2	Signify NV	3,385	73
*	Corbion NV	1,456	53
*,2	GrandVision NV	1,852	50
[2]	Intertrust NV	2,233	35
[2]	Flow Traders	920	32
*	OCI NV	2,738	31
	APERAM SA	1,058	29
*	Boskalis Westminster	1,540	28
*,2	Basic-Fit NV	1,093	28
	Sligro Food Group NV	1,092	19
[2]	NIBC Holding NV	1,845	15
	PostNL NV	8,456	13
*	Altice Europe NV	3,147	12
*	TomTom NV	1,235	11
*	Accell Group NV	378	9
	Wereldhave NV	895	8
	Eurocommercial Properties NV	597	8
	NSI NV	202	8
	Vastned Retail NV	142	3
			23,833
New Zealand (0.4%)
	Fisher & Paykel Healthcare Corp. Ltd.	36,219	675
*	a2 Milk Co. Ltd.	49,544	587
	Spark New Zealand Ltd.	176,804	486
	Auckland International Airport Ltd.	97,040	393
	Contact Energy Ltd.	97,729	378
	Ryman Healthcare Ltd.	16,095	121
	Meridian Energy Ltd.	40,442	120
	Chorus Ltd.	14,213	67
	Infratil Ltd.	14,663	44
	Goodman Property Trust	30,092	41

		Shares	Market Value ($000)
	Fletcher Building Ltd.	16,087	35
	Mercury NZ Ltd.	11,981	35
*	Pushpay Holdings Ltd.	6,105	29
	Precinct Properties New Zealand Ltd.	19,911	20
	Freightways Ltd.	4,706	20
	Kiwi Property Group Ltd.	31,736	20
	EBOS Group Ltd.	1,392	19
	Summerset Group Holdings Ltd.	5,141	19
	Argosy Property Ltd.	16,147	12
	Scales Corp. Ltd.	3,089	9
*	Synlait Milk Ltd.	1,759	7
	Air New Zealand Ltd.	4,685	4
	Kathmandu Holdings Ltd.	5,898	4
	Tourism Holdings Ltd.	1,445	2
			3,147
Norway (0.5%)
*	DNB ASA	57,890	790
	Telenor ASA	38,607	585
	Mowi ASA	29,297	552
	Yara International ASA	12,718	438
*	Norsk Hydro ASA	122,569	312
*	Storebrand ASA	59,556	307
*	TOMRA Systems ASA	5,183	187
*	Bakkafrost P/F	2,129	133
*	Gjensidige Forsikring ASA	5,006	91
	Salmar ASA	1,736	78
*	Adevinta ASA Class B	6,716	71
*	Norwegian Finans Holding ASA	8,395	60
[2]	Entra ASA	4,047	55
*	Schibsted ASA Class B	2,167	52
*,2	Scatec Solar ASA	2,964	50
	SpareBank 1 SMN	5,532	44
	Frontline Ltd.	4,078	37
*	Nordic Semiconductor ASA	5,503	36
	Leroy Seafood Group ASA	5,955	33
*	Schibsted ASA Class A	1,314	33
*	SpareBank 1 SR-Bank ASA	4,383	33
*	Veidekke ASA	3,082	32
[2]	BW LPG Ltd.	8,413	28
*,2	Sbanken ASA	3,743	25
*	Aker ASA Class A	648	20
*	Atea ASA	1,925	20
	Austevoll Seafood ASA	1,525	12
	Grieg Seafood ASA	1,064	11
*	Borregaard ASA	780	9
[2]	Elkem ASA	4,052	7
*	Norwegian Air Shuttle ASA	3,601	1
			4,142
Pakistan (0.0%)
*	SUI Southern Gas Co. Ltd.	820,427	69
	Lucky Cement Ltd.	16,400	47
	Millat Tractors Ltd.	9,500	44
	MCB Bank Ltd.	43,000	39
	Bank Alfalah Ltd.	219,000	39
*	National Bank of Pakistan	134,500	22
	Habib Bank Ltd.	35,200	21
	Fauji Fertilizer Co. Ltd.	28,500	19

		Shares	Market Value ($000)
*	Hub Power Co. Ltd.	40,512	19
*	SUI Northern Gas Pipeline	41,500	14
	Searle Co. Ltd.	10,300	13
	Kot Addu Power Co. Ltd.	77,500	11
	Engro Corp. Ltd.	2,420	4
			361
Peru (0.0%)
	Cia de Minas Buenaventura SAA ADR	9,010	71
Philippines (0.2%)
	Ayala Land Inc.	419,300	265
	BDO Unibank Inc.	130,710	260
	Bank of the Philippine Islands	162,880	214
	Ayala Corp.	13,630	202
	PLDT Inc.	5,035	125
	International Container Terminal Services Inc.	47,190	82
	Manila Electric Co.	10,810	61
	Metropolitan Bank & Trust Co.	85,957	60
	Globe Telecom Inc.	1,115	51
	Wilcon Depot Inc.	130,900	39
	Security Bank Corp.	21,400	35
	Century Pacific Food Inc.	115,400	34
	Jollibee Foods Corp.	14,510	31
*	GT Capital Holdings Inc.	3,890	30
	Aboitiz Power Corp.	46,100	25
	Cebu Air Inc.	33,720	24
*	First Gen Corp.	51,000	21
	Puregold Price Club Inc.	9,000	8
	Manila Water Co. Inc.	31,600	7
	Robinsons Retail Holdings Inc.	5,100	7
*	Filinvest Land Inc.	339,000	6
	Nickel Asia Corp.	144,000	4
*,2	CEMEX Holdings Philippines Inc.	186,933	4
	Vista Land & Lifescapes Inc.	36,100	2
			1,597
Poland (0.2%)
	Powszechna Kasa Oszczednosci Bank Polski SA	66,313	367
*	CD Projekt SA	2,885	291
	Powszechny Zaklad Ubezpieczen SA	37,389	278
	Bank Polska Kasa Opieki SA	16,001	209
*	KGHM Polska Miedz SA	4,047	87
*,2	Dino Polska SA	1,370	62
*	Santander Bank Polska SA	1,183	48
*	Orange Polska SA	26,078	42
	LPP SA	24	41
*	Asseco Poland SA	2,077	38
*	Bank Millennium SA	36,166	23
	Cyfrowy Polsat SA	3,604	23
*	mBank SA	411	22
	Warsaw Stock Exchange	1,564	16
*	AmRest Holdings SE	2,391	16
	Kernel Holding SA	1,327	14
	Bank Handlowy w Warszawie SA	1,155	11
	KRUK SA	302	7
*	Alior Bank SA	1,967	7

		Shares	Market Value ($000)
	CCC SA	469	6
			1,608
Portugal (0.1%)
*	Jeronimo Martins SGPS SA	11,435	195
	REN - Redes Energeticas Nacionais SGPS SA	46,945	126
	EDP Renovaveis SA	7,131	94
*	CTT-Correios de Portugal SA	11,496	26
	Banco Comercial Portugues SA	233,478	25
*	NOS SGPS SA	4,992	20
	Sonae SGPS SA	24,793	19
	Mota-Engil SGPS SA	10,000	13
*	Navigator Co. SA	4,298	11
	Altri SGPS SA	1,635	8
			537
Qatar (0.2%)
	Qatar National Bank QPSC	221,598	1,074
	Masraf Al Rayan QSC	185,063	201
	Industries Qatar QSC	74,738	163
	Commercial Bank PSQC	97,360	102
	Qatar International Islamic Bank QSC	42,119	90
	Qatar Gas Transport Co. Ltd.	127,126	80
	Barwa Real Estate Co.	70,000	57
*	Doha Bank QPSC	92,139	52
	Ooredoo QPSC	27,917	49
	Vodafone Qatar QSC	109,533	31
	United Development Co. QSC	80,662	27
	Medicare Group	10,926	21
*	Ezdan Holding Group QSC	50,710	11
			1,958
Russia (0.3%)
	Sberbank of Russia PJSC	521,120	1,498
	Mobile TeleSystems PJSC	41,220	188
	Polyus PJSC	1,097	181
	Magnit PJSC	2,431	130
	Moscow Exchange MICEX-RTS PJSC	71,740	117
	Inter RAO UES PJSC	1,350,000	96
	Novolipetsk Steel PJSC	34,090	67
	Detsky Mir PJSC	46,470	66
	Rostelecom PJSC	48,710	57
	PhosAgro PJSC	1,228	49
	VTB Bank PJSC	92,410,000	48
	Polyus PJSC GDR	557	46
	Sistema PJSFC	198,900	44
	RusHydro PJSC	4,199,000	42
	TGC-1 PJSC	209,400,000	38
	Aeroflot PJSC	33,650	38
	OGK-2 PJSC	3,581,000	37
	Lenenergo PJSC Preference Shares	14,320	34
	VTB Bank PJSC GDR	32,335	32
	ENEL RUSSIA PJSC	2,250,000	31
	M.Video PJSC	4,770	23
	ROSSETI PJSC	835,000	20
	Federal Grid Co. Unified Energy System PJSC	3,960,000	10
	Mosenergo PJSC	327,000	9

		Shares	Market Value ($000)
	Unipro PJSC	202,000	8
			2,909
Saudi Arabia (0.4%)
	Al Rajhi Bank	49,673	749
	Saudi Basic Industries Corp.	32,068	719
	National Commercial Bank	56,423	566
	Arab National Bank	28,917	154
*	Saudi Arabian Mining Co.	14,845	134
	Savola Group	11,592	129
*	Etihad Etisalat Co.	17,708	125
	Almarai Co. JSC	9,451	125
	Abdullah Al Othaim Markets Co.	2,755	83
	Saudi Airlines Catering Co.	3,627	75
	Saudi Ground Services Co.	9,489	71
	Sahara International Petrochemical Co.	13,413	52
*	Fawaz Abdulaziz Al Hokair & Co.	10,026	47
*	Mobile Telecommunications Co.	14,586	42
	Southern Province Cement Co.	3,248	39
	Arabian Centres Co. Ltd.	6,100	35
	Yanbu Cement Co.	4,686	33
*	National Industrialization Co.	6,051	16
			3,194
Singapore (0.9%)
	DBS Group Holdings Ltd.	105,200	1,455
	Oversea-Chinese Banking Corp. Ltd.	180,900	1,098
	United Overseas Bank Ltd.	71,900	996
	Singapore Telecommunications Ltd. (XSES)	373,900	658
	Singapore Exchange Ltd.	85,900	505
*	UOL Group Ltd.	91,700	446
	City Developments Ltd.	72,000	394
*	CapitaLand Ltd.	181,200	372
	Wilmar International Ltd.	107,100	303
	ComfortDelGro Corp. Ltd.	259,600	265
	Singapore Press Holdings Ltd.	268,300	244
	Mapletree Logistics Trust	73,400	107
	Mapletree Industrial Trust	53,600	104
	Keppel DC REIT	42,128	77
	Venture Corp. Ltd.	5,700	62
	NetLink NBN Trust	80,700	59
	Ascendas India Trust	40,800	41
	Manulife US REIT	44,394	37
	Frasers Logistics & Commercial Trust	46,689	37
	Keppel REIT	46,800	35
	CapitaLand Retail China Trust	31,800	29
	Mapletree North Asia Commercial Trust	44,900	27
	Frasers Centrepoint Trust	14,500	25
	Sembcorp Industries Ltd.	24,200	23
	Ascott Residence Trust	29,800	20
	Golden Agri-Resources Ltd.	168,800	18
	Parkway Life REIT	6,800	17
	Raffles Medical Group Ltd.	23,700	16
	SATS Ltd.	7,900	15
	Hutchison Port Holdings Trust	129,400	15
	First REIT	24,100	15
	Olam International Ltd.	14,300	14
	Lippo Malls Indonesia Retail Trust	145,300	14

		Shares	Market Value ($000)
	Sabana Shari'ah Compliant Industrial REIT	61,100	14
	ESR-REIT	44,761	12
	Far East Hospitality Trust	30,500	11
	Singapore Telecommunications Ltd.	6,300	11
	Accordia Golf Trust	20,100	9
	ARA LOGOS Logistics Trust	19,000	7
*,1	Eagle Hospitality Trust	38,000	5
	StarHub Ltd.	4,400	4
*	Yoma Strategic Holdings Ltd.	20,000	4
[1]	Best World International Ltd.	3,000	3
			7,623
South Africa (1.2%)
	Naspers Ltd.	22,531	3,668
	Standard Bank Group Ltd.	72,673	423
	FirstRand Ltd.	168,833	388
	Gold Fields Ltd.	45,153	349
	Bid Corp. Ltd.	24,656	348
	Remgro Ltd.	39,898	315
	Sanlam Ltd.	97,067	314
	Impala Platinum Holdings Ltd.	45,077	301
	Clicks Group Ltd.	20,795	276
	SPAR Group Ltd.	25,687	257
	Bidvest Group Ltd.	29,347	255
	Vodacom Group Ltd.	33,231	239
	Absa Group Ltd.	50,357	234
	AVI Ltd.	53,508	220
	RMB Holdings Ltd.	71,913	219
	PSG Group Ltd.	23,083	213
	Shoprite Holdings Ltd.	33,978	200
	Capitec Bank Holdings Ltd.	4,014	195
	Anglo American Platinum Ltd.	2,586	164
	Nedbank Group Ltd.	28,432	161
	Old Mutual Ltd.	240,450	154
	Mr Price Group Ltd.	20,720	154
	Tiger Brands Ltd.	16,463	147
	Growthpoint Properties Ltd.	187,777	134
	Foschini Group Ltd.	31,343	112
*	Aspen Pharmacare Holdings Ltd.	12,011	96
	NEPI Rockcastle plc	15,428	79
*	Northam Platinum Ltd.	11,705	74
	Discovery Ltd.	12,499	70
*	Harmony Gold Mining Co. Ltd.	20,396	67
	Redefine Properties Ltd.	539,333	59
	Kumba Iron Ore Ltd.	1,476	40
	Rand Merchant Investment Holdings Ltd.	16,193	25
	Pick n Pay Stores Ltd.	7,522	23
	African Rainbow Minerals Ltd.	2,205	21
	Netcare Ltd.	23,285	19
	JSE Ltd.	2,651	18
	Barloworld Ltd.	3,920	15
	DRDGOLD Ltd.	15,544	15
	Fortress REIT Ltd. Class A	23,070	15
	Woolworths Holdings Ltd.	8,701	14
	AECI Ltd.	3,214	13
	Truworths International Ltd.	7,419	13
	Santam Ltd.	637	10

		Shares	Market Value ($000)
	Liberty Holdings Ltd.	2,847	10
	Coronation Fund Managers Ltd.	4,546	10
*	Sappi Ltd.	7,124	10
	Imperial Logistics Ltd.	4,442	10
	Momentum Metropolitan Holdings	10,419	10
[2]	Dis-Chem Pharmacies Ltd.	8,756	9
	Motus Holdings Ltd.	3,936	6
	Telkom SA SOC Ltd.	4,621	5
	KAP Industrial Holdings Ltd.	42,829	5
	Hyprop Investments Ltd.	5,458	5
	Resilient REIT Ltd.	2,120	5
	Astral Foods Ltd.	453	4
*	Ninety One Ltd.	1,688	4
*	Massmart Holdings Ltd.	2,664	3
*	Super Group Ltd.	3,557	3
	SA Corporate Real Estate Ltd.	52,269	3
	Lewis Group Ltd.	1,258	1
*	Nampak Ltd.	14,448	1
*	PPC Ltd.	14,109	1
			10,231
South Korea (3.2%)
	Samsung Electronics Co. Ltd.	220,369	9,076
	Samsung Electronics Co. Ltd. Preference Shares	66,413	2,312
	SK Hynix Inc.	25,803	1,711
	NAVER Corp.	6,706	1,226
	Samsung SDI Co. Ltd.	2,580	751
	LG Chem Ltd.	2,354	746
	Shinhan Financial Group Co. Ltd.	23,047	563
	KB Financial Group Inc.	19,346	528
	LG Household & Health Care Ltd.	455	504
	Hyundai Mobis Co. Ltd.	2,974	477
	Kakao Corp.	2,209	472
	Hana Financial Group Inc.	13,917	336
*,2	Samsung Biologics Co. Ltd.	589	297
	Samsung Fire & Marine Insurance Co. Ltd.	1,656	245
	Samsung Electro-Mechanics Co. Ltd.	2,320	235
	Samsung SDS Co. Ltd.	1,466	226
	Woori Financial Group Inc.	25,992	192
	Mirae Asset Daewoo Co. Ltd.	34,681	174
	LG Electronics Inc.	3,386	163
	Samsung Securities Co. Ltd.	7,101	161
	CJ CheilJedang Corp.	629	151
	BNK Financial Group Inc.	34,786	143
	Amorepacific Corp.	1,030	136
	Coway Co. Ltd.	2,372	128
	SK Telecom Co. Ltd.	729	127
	Industrial Bank of Korea	18,629	125
	Amorepacific Corp. Preference Shares	2,230	104
	Samsung Life Insurance Co. Ltd.	2,773	103
	Lotte Chemical Corp.	670	102
	DB Insurance Co. Ltd.	2,730	96
	Hanjin Kal Corp.	1,331	93
	SK Securities Co. Ltd.	168,085	87
*	LG Display Co. Ltd.	10,337	86
	Hankook Tire & Technology Co. Ltd.	4,501	86
	Sam Young Electronics Co. Ltd.	11,789	78

		Shares	Market Value ($000)
	LG Uplus Corp.	7,246	77
	Douzone Bizon Co. Ltd.	747	73
	Green Cross Corp.	636	73
	Hyundai Glovis Co. Ltd.	793	73
	Yuhan Corp.	1,715	72
	Fila Holdings Corp.	2,314	72
	Lotte Corp.	2,544	71
	AMOREPACIFIC Group	1,428	67
	Hyundai Marine & Fire Insurance Co. Ltd.	3,399	67
*	Eusu Holdings Co. Ltd.	13,318	64
	DB HiTek Co. Ltd.	2,669	62
*	Samsung Engineering Co. Ltd.	6,338	62
	Seegene Inc.	623	59
	LG Innotek Co. Ltd.	473	57
	LEENO Industrial Inc.	690	54
*	HMM Co. Ltd.	13,811	53
	KISCO Corp.	14,830	53
*	KMW Co. Ltd.	1,131	53
	Hyundai Department Store Co. Ltd.	1,007	52
	Youlchon Chemical Co. Ltd.	4,389	49
*	Samsung Heavy Industries Co. Ltd.	12,300	48
	DB Financial Investment Co. Ltd.	17,248	47
	Kumho Petrochemical Co. Ltd.	798	46
	SK Telecom Co. Ltd. ADR	2,400	46
	Meritz Fire & Marine Insurance Co. Ltd.	3,925	46
	DoubleUGames Co. Ltd.	858	46
	Lotte Shopping Co. Ltd.	626	45
	Hanon Systems	5,611	44
*	CJ Logistics Corp.	334	43
	Samchully Co. Ltd.	817	43
	Koh Young Technology Inc.	572	43
	JB Financial Group Co. Ltd.	11,219	43
	Korea Asset In Trust Co. Ltd.	19,799	43
*	Hansol Holdings Co. Ltd.	17,042	42
	LG Household & Health Care Ltd. Preference Shares	73	42
	Com2uSCorp	482	41
	Hyundai Steel Co.	2,259	40
	Modetour Network Inc.	3,999	40
*	Pharmicell Co. Ltd.	1,984	39
	Eugene Investment & Securities Co. Ltd.	16,946	39
	Hanil Cement Co. Ltd.	597	39
	Kolmar Korea Holdings Co. Ltd.	2,068	38
	KC Co. Ltd.	2,474	37
*	SFA Semicon Co. Ltd.	8,334	37
	Chong Kun Dang Pharmaceutical Corp.	485	37
	TK Corp.	5,057	35
	Eo Technics Co. Ltd.	486	35
	NICE Holdings Co. Ltd.	1,978	35
*	Hanall Biopharma Co. Ltd.	1,593	35
	Samsung Card Co. Ltd.	1,450	35
	Toptec Co. Ltd.	1,853	35
	Hanjin Transportation Co. Ltd.	786	34
	Meritz Securities Co. Ltd.	12,882	34
	Korean Reinsurance Co.	5,607	34

		Shares	Market Value ($000)
	LG Electronics Inc. Preference Shares	1,903	33
	Posco ICT Co. Ltd.	8,529	33
	Hansol Paper Co. Ltd.	2,818	33
*	WONIK IPS Co. Ltd.	1,267	33
	Dongwon Industries Co. Ltd.	174	32
*	Korea Line Corp.	2,290	32
	Samyang Holdings Corp.	688	32
*	GemVax & Kael Co. Ltd.	1,713	32
*	Lotte Tour Development Co. Ltd.	2,873	32
	Bukwang Pharmaceutical Co. Ltd.	1,447	31
	Cosmax Inc.	428	31
	Sangsangin Co. Ltd.	4,852	30
	Youngone Corp.	1,194	30
	KC Tech Co. Ltd.	1,832	30
	BGF retail Co. Ltd.	219	30
	Binggrae Co. Ltd.	566	29
	Interpark Holdings Corp.	19,256	29
	F&F Co. Ltd.	362	29
*	Komipharm International Co. Ltd.	1,947	29
	Samyang Corp.	836	29
	E1 Corp.	958	28
	Sebang Global Battery Co. Ltd.	1,217	28
	Kolmar Korea Co. Ltd.	787	28
	NICE Information Service Co. Ltd.	1,830	27
	Huchems Fine Chemical Corp.	1,974	27
	NS Shopping Co. Ltd.	3,459	27
	Daishin Securities Co. Ltd.	3,204	26
	Dongsuh Cos. Inc.	1,899	26
*	CUROCOM Co. Ltd.	15,418	26
	Taeyoung Engineering & Construction Co. Ltd.	2,105	26
	DGB Financial Group Inc.	6,168	26
	Shinsegae International Inc.	167	26
	Dae Han Flour Mills Co. Ltd.	236	25
	Sindoh Co. Ltd.	1,212	25
	KIWOOM Securities Co. Ltd.	393	25
	GOLFZON Co. Ltd.	418	25
	Cheil Worldwide Inc.	1,797	24
	NEPES Corp.	891	24
*	Samsung Pharmaceutical Co. Ltd.	7,549	24
	Ilyang Pharmaceutical Co. Ltd.	632	24
*	Mezzion Pharma Co. Ltd.	166	24
	Maeil Dairies Co. Ltd.	371	24
	Hana Tour Service Inc.	693	23
	Namyang Dairy Products Co. Ltd.	97	23
*	HLB Life Science Co. Ltd.	1,542	23
	iMarketKorea Inc.	2,649	23
	Cuckoo Homesys Co. Ltd.	696	23
*	Wonik Holdings Co. Ltd.	6,264	22
	Daewoong Co. Ltd.	1,595	22
	Dong-A Socio Holdings Co. Ltd.	303	22
*	Seobu T&D	4,039	22
*	SBS Media Holdings Co. Ltd.	14,321	22
	SK Materials Co. Ltd.	161	21
	Hanil Holdings Co. Ltd.	540	21
*	COSON Co. Ltd.	4,810	21
	Hansol Chemical Co. Ltd.	261	21
	Iljin Materials Co. Ltd.	565	21

		Shares	Market Value ($000)
	Daou Technology Inc.	1,323	20
	Daea TI Co. Ltd.	4,255	20
*	Aprogen pharmaceuticals Inc.	12,249	20
	KTB Investment & Securities Co. Ltd.	10,035	20
*	Innox Advanced Materials Co. Ltd.	649	20
	IS Dongseo Co. Ltd.	743	19
	CJ Freshway Corp.	1,235	19
	Taekwang Industrial Co. Ltd.	31	19
	JYP Entertainment Corp.	1,012	19
*	BH Co. Ltd.	1,372	19
	Ecopro Co. Ltd.	957	19
*	G-treeBNT Co. Ltd.	926	19
	Innocean Worldwide Inc.	461	19
	Korea Electric Terminal Co. Ltd.	619	18
	Hanwha Solutions Corp.	1,404	18
	HS Industries Co. Ltd.	2,693	18
*	Hanwha Investment & Securities Co. Ltd.	12,582	18
	DongKook Pharmaceutical Co. Ltd.	225	18
	Halla Holdings Corp.	703	18
*	ST Pharm Co. Ltd.	603	18
	Mando Corp.	827	18
*	Duk San Neolux Co. Ltd.	689	18
	Samwha Capacitor Co. Ltd.	380	17
	Hyundai Elevator Co. Ltd.	329	17
	Seoul Semiconductor Co. Ltd.	1,472	17
	Ssangyong Cement Industrial Co. Ltd.	4,172	17
	Soulbrain Co. Ltd.	258	17
*	Able C&C Co. Ltd.	2,269	17
*	Medipost Co. Ltd.	756	17
	Silicon Works Co. Ltd.	558	17
*	Studio Dragon Corp.	276	17
	Advanced Process Systems Corp.	837	17
*	Daeduck Electronics Co. Ltd.	2,231	17
	SK Gas Ltd.	252	16
*	Dongkuk Steel Mill Co. Ltd.	4,757	16
	Korea Real Estate Investment & Trust Co. Ltd.	10,579	16
	POSCO Chemical Co. Ltd.	357	16
	Sam Chun Dang Pharm Co. Ltd.	490	16
	Partron Co. Ltd.	2,262	16
	KT Skylife Co. Ltd.	2,452	16
	Hyosung TNC Co. Ltd.	147	16
*	Coreana Cosmetics Co. Ltd.	4,004	15
*	Asiana Airlines Inc.	4,657	15
	KISWIRE Ltd.	1,290	15
	Ahnlab Inc.	342	15
[1]	SL Corp.	1,287	15
	L&F Co. Ltd.	807	15
*	Oscotec Inc.	862	15
*	YG Entertainment Inc.	616	15
	Dong-A ST Co. Ltd.	211	15
*	Anterogen Co. Ltd.	291	15
	Mirae Asset Life Insurance Co. Ltd.	6,228	15
*	Naturecell Co. Ltd.	1,694	14
*	SM Entertainment Co. Ltd.	641	14
*	STCUBE	1,613	14
*,1	KONA I Co. Ltd.	1,364	14

		Shares	Market Value ($000)
*	Insun ENT Co. Ltd.	2,089	14
*	Yuanta Securities Korea Co. Ltd.	6,522	14
*	CJ CGV Co. Ltd.	724	14
*	Kumho Tire Co. Inc.	6,067	14
*	Neowiz	774	14
*	Humax Co. Ltd.	5,470	14
	Kolon Industries Inc.	506	14
*	Enzychem Lifesciences Corp.	225	14
*	Kuk-il Paper Manufacturing Co. Ltd.	2,899	14
	Handsome Co. Ltd.	539	13
	Jusung Engineering Co. Ltd.	3,039	13
*	DIO Corp.	608	13
*	CMG Pharmaceutical Co. Ltd.	3,943	13
	KCC Corp.	110	13
*	KH Vatec Co. Ltd.	759	13
*	Homecast Co. Ltd.	4,311	13
*	Yungjin Pharmaceutical Co. Ltd.	2,960	13
	SPC Samlip Co. Ltd.	225	13
	Young Poong Corp.	31	13
	Huons Global Co. Ltd.	507	13
	Woongjin Thinkbig Co. Ltd.	6,611	13
	TES Co. Ltd.	687	13
*	Genexine Co. Ltd.	211	13
	Hyosung Chemical Corp.	146	13
	SKCKOLONPI Inc.	497	13
*	Peptron Inc.	949	13
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	111	12
	Kyobo Securities Co. Ltd.	2,100	12
	Sungwoo Hitech Co. Ltd.	5,271	12
	Dongjin Semichem Co. Ltd.	839	12
	Dongwon F&B Co. Ltd.	75	12
	i-SENS Inc.	589	12
*	Telcon RF Pharmaceutical Inc.	3,343	12
	Huons Co. Ltd.	315	12
	Youngone Holdings Co. Ltd.	323	11
*	Ananti Inc.	1,359	11
	INTOPS Co. Ltd.	1,295	11
	NH Investment & Securities Co. Ltd.	1,446	11
*	Hanwha General Insurance Co. Ltd.	6,091	11
	Tongyang Inc.	9,624	11
	Vieworks Co. Ltd.	424	11
	ICD Co. Ltd.	931	11
	Hankook Technology Group Co. Ltd.	1,208	10
	LOTTE Fine Chemical Co. Ltd.	311	10
	GS Home Shopping Inc.	90	9
	Chongkundang Holdings Corp.	97	9
*	Hansol Technics Co. Ltd.	1,554	9
*	Interflex Co. Ltd.	1,048	9
*	Hyundai Construction Equipment Co. Ltd.	572	9
*	Inscobee Inc.	3,923	8
*	Byucksan Corp.	5,036	8
	Songwon Industrial Co. Ltd.	652	8
*	Lumens Co. Ltd.	5,378	8
	Foosung Co. Ltd.	1,294	8
	Meritz Financial Group Inc.	927	8
*	ABLBio Inc.	516	8

		Shares	Market Value ($000)
*	Hugel Inc.	27	8
	Daeduck Co. Ltd.	1,291	7
*	Feelux Co. Ltd.	1,807	7
	LG Chem Ltd. Preference Shares	52	7
*	Binex Co. Ltd.	705	7
*	OCI Co. Ltd.	207	7
	Dae Hwa Pharmaceutical Co. Ltd.	783	7
*	Lutronic Corp.	1,359	7
*	Eutilex Co. Ltd.	140	7
*	GNCO Co. Ltd.	5,594	6
*	Webzen Inc.	432	6
*	Vidente Co. Ltd.	1,044	6
*	Hyosung Heavy Industries Corp.	457	6
*	Cafe24 Corp.	127	6
	LS Electric Co. Ltd.	143	5
	Green Cross Holdings Corp.	304	5
*	Gamevil Inc.	207	5
*	Lock&Lock Co. Ltd.	549	5
*	Hyosung Advanced Materials Corp.	74	5
*	Amicogen Inc.	213	5
	InBody Co. Ltd.	250	4
	Daesang Corp.	202	4
*	Hancom Inc.	421	4
*	CrystalGenomics Inc.	405	4
*	Osstem Implant Co. Ltd.	154	4
*	LegoChem Biosciences Inc.	101	4
*	NKMax Co. Ltd.	397	4
	Hyundai Greenfood Co. Ltd.	509	3
*,1	Cellumed Co. Ltd.	685	3
	Daewoong Pharmaceutical Co. Ltd.	32	3
	Daekyo Co. Ltd.	867	3
	LF Corp.	230	3
*	iNtRON Biotechnology Inc.	283	3
	Wemade Co. Ltd.	118	3
	Hyundai Home Shopping Network Corp.	52	3
*	Dentium Co. Ltd.	91	3
*,1	Yuyang DNU Co. Ltd.	2,639	3
	AK Holdings Inc.	111	2
*	Esmo Corp.	3,938	2
	Hansae Co. Ltd.	229	2
	Humedix Co. Ltd.	87	2
	Namhae Chemical Corp.	198	1
*	Ssangyong Motor Co.	912	1
*	Agabang&Company	560	1
	Hyundai Livart Furniture Co. Ltd.	55	1
			27,979
Spain (1.2%)
	Banco Santander SA (XMAD)	828,324	1,894
	Industria de Diseno Textil SA	56,668	1,578
	Amadeus IT Group SA	21,248	1,111
	Telefonica SA	226,888	1,062
	Banco Bilbao Vizcaya Argentaria SA	340,279	1,048
[2]	Cellnex Telecom SA	17,741	995
*,2	Aena SME SA	3,446	492
	CaixaBank SA	211,391	393
	Grifols SA	11,866	370
	Grifols SA Preference Shares Class B	16,563	317

		Shares	Market Value ($000)
	Bankinter SA	69,119	294
	Merlin Properties Socimi SA	25,288	213
	Banco de Sabadell SA	417,212	128
	Bolsas y Mercados Espanoles SHMSF SA	3,280	120
	Inmobiliaria Colonial Socimi SA	12,595	114
	Bankia SA	121,525	107
	Viscofan SA	1,581	104
*	Masmovil Ibercom SA	3,709	77
	Mapfre SA	28,083	50
*	Pharma Mar SA	6,655	46
	Cia de Distribucion Integral Logista Holdings SA	1,885	35
	Faes Farma SA	8,300	34
	Acerinox SA	3,193	26
	Zardoya Otis SA	3,083	22
	Banco Santander SA (XMEX)	9,806	21
*	Almirall SA	1,397	18
*,2	Neinor Homes SA	1,895	17
*	Fluidra SA	1,229	15
	Prosegur Cia de Seguridad SA	6,488	15
[2]	Prosegur Cash SA	12,332	11
*	Unicaja Banco SA	20,814	11
	Lar Espana Real Estate Socimi SA	2,012	10
[2]	Euskaltel SA	978	8
	Sacyr SA	3,614	7
*,2	Metrovacesa SA	937	6
	Ence Energia y Celulosa SA	1,476	5
[2]	Gestamp Automocion SA	1,513	4
	Construcciones y Auxiliar de Ferrocarriles SA	129	4
*	Promotora de Informaciones SA Class A	3,532	2
			10,784
Sweden (2.2%)
	Telefonaktiebolaget LM Ericsson Class B	168,287	1,541
*	Volvo AB Class B	76,280	1,088
*	Essity AB Class B	32,849	1,088
	Assa Abloy AB Class B	51,460	1,050
	Investor AB Class A	18,039	953
	Hennes & Mauritz AB Class B	53,918	820
*	Swedbank AB Class A	57,423	721
*	Skandinaviska Enskilda Banken AB Class A	81,828	712
*	Svenska Cellulosa AB SCA Class B	55,580	695
*	Svenska Handelsbanken AB Class A	72,851	688
*	Industrivarden AB Class A	29,541	666
	SKF AB Class B	34,785	643
*	Skanska AB Class B	30,013	603
	Kinnevik AB Class B	23,015	583
	Boliden AB	24,137	527
	Investor AB Class B	9,616	516
	Tele2 AB Class B	38,163	506
	Telia Co. AB	133,256	456
	Epiroc AB Class A	38,168	427
	Castellum AB	22,478	423
*	Securitas AB Class B	31,004	414

		Shares	Market Value ($000)
*	Trelleborg AB Class B	29,036	397
	Electrolux AB Class B	19,842	327
*	Swedish Orphan Biovitrum AB	14,009	306
	Elekta AB Class B	28,536	301
*	Nibe Industrier AB Class B	10,071	225
*	Getinge AB Class B	11,425	212
*	EQT AB	9,010	144
	ICA Gruppen AB	2,385	112
*,2	Dometic Group AB	11,699	104
*	AAK AB	5,515	101
*	Samhallsbyggnadsbolaget i Norden AB	41,642	84
	Fabege AB	6,734	82
	Avanza Bank Holding AB	5,497	81
	Husqvarna AB Class B	9,804	73
	Epiroc AB Class B	6,302	71
	BillerudKorsnas AB	4,987	68
	Nordic Entertainment Group AB Class B	2,117	64
*	Holmen AB Class B	1,851	61
*	Electrolux Professional AB Class B	16,566	60
*	Loomis AB Class B	2,314	59
*	Arjo AB Class B	9,998	57
*,2	Bravida Holding AB	5,924	57
*	L E Lundbergforetagen AB Class B	1,118	56
*	Pandox AB Class B	4,474	53
*	Mycronic AB	2,775	49
	Axfood AB	2,093	47
[2]	Thule Group AB	1,949	45
	Wihlborgs Fastigheter AB	2,704	44
	NCC AB Class B	2,731	43
	Intrum AB	2,265	38
	Kungsleden AB	5,167	38
*	Vitrolife AB	1,844	38
*	Sectra AB Class B	631	36
*	SSAB AB Class B	14,204	35
	AddTech AB Class B	945	35
*	Hexpol AB	4,265	32
	Wallenstam AB Class B	2,737	32
	JM AB	1,606	32
	Beijer Ref AB	1,086	32
	Investment AB Latour Class B	1,517	27
*	Modern Times Group MTG AB Class B	2,266	26
	Hufvudstaden AB Class A	1,589	21
*	Peab AB Class B	2,389	20
*	Bure Equity AB	985	20
*	Nolato AB Class B	282	19
*	Nyfosa AB	2,616	17
	Lindab International AB	1,607	16
*	Nobia AB	3,638	16
	Klovern AB Class B	9,927	16
	Catena AB	372	15
*	Bilia AB Class A	1,704	14
*	Svenska Handelsbanken AB Class B	1,415	14
*	Mekonomen AB	1,764	12
*	Concentric AB	909	12
*	Ratos AB Class B	4,064	11
*	Cloetta AB Class B	4,552	11
	Clas Ohlson AB Class B	967	10

		Shares	Market Value ($000)
	Bonava AB Class B	2,184	10
	Klovern AB Preference Shares	279	9
[2]	Scandic Hotels Group AB	1,928	9
*,3	SAS AB	6,747	7
*	Collector AB	4,677	7
*,2	Munters Group AB	1,379	7
*	Adapteo OYJ	805	6
*	Hansa Biopharma AB	352	5
[2]	Resurs Holding AB	1,152	5
*,2	Attendo AB	1,249	5
	SkiStar AB	284	3
*	Scandic Hotels Group AB Rights Exp. 06/17/2020	1,928	3
			19,224
Switzerland (6.6%)
	Nestle SA (Registered)	152,981	16,610
	Roche Holding AG (XVTX)	37,053	12,862
	Zurich Insurance Group AG	7,401	2,395
	Lonza Group AG (Registered)	4,006	1,978
	Givaudan SA (Registered)	511	1,840
	UBS Group AG (Registered)	161,351	1,727
	Cie Financiere Richemont SA (Registered)	26,345	1,549
	Credit Suisse Group AG (Registered)	113,826	1,046
	Geberit AG (Registered)	2,105	1,030
	Swiss Re AG	13,349	912
	Partners Group Holding AG	1,013	844
	Sonova Holding AG (Registered)	3,670	809
	Swiss Life Holding AG (Registered)	2,124	753
	Logitech International SA (Registered)	12,604	749
	Swisscom AG (Registered)	1,327	691
	Schindler Holding AG	2,882	673
	Straumann Holding AG (Registered)	793	647
	Julius Baer Group Ltd.	14,231	612
	Adecco Group AG (Registered)	12,344	594
	Temenos AG (Registered)	3,842	591
	Swiss Prime Site AG (Registered)	6,275	586
	Baloise Holding AG (Registered)	3,835	549
	Vifor Pharma AG	3,505	537
	Chocoladefabriken Lindt & Spruengli AG	59	494
*	Kuehne + Nagel International AG (Registered)	3,395	491
	Cembra Money Bank AG	4,788	476
[2]	Galenica AG	6,304	467
	Georg Fischer AG (Registered)	526	439
*,2	Sunrise Communications Group AG	4,861	408
	Roche Holding AG (XSWX)	1,040	365
*	Mobimo Holding AG (Registered)	1,261	360
*	Clariant AG (Registered)	19,002	351
*	Flughafen Zurich AG (Registered)	2,397	332
*	ams AG	20,110	307
	Helvetia Holding AG (Registered)	3,088	275
	Chocoladefabriken Lindt & Spruengli AG (Registered)	3	262
*	SIG Combibloc Group AG	10,543	177
	Barry Callebaut AG (Registered)	77	155
[2]	VAT Group AG	811	148

		Shares	Market Value ($000)
	Belimo Holding AG (Registered)	16	121
	Tecan Group AG (Registered)	332	116
	Allreal Holding AG (Registered)	433	84
	PSP Swiss Property AG (Registered)	724	82
*	Dufry AG (Registered)	2,631	79
*	Idorsia Ltd.	2,548	78
	Banque Cantonale Vaudoise (Registered)	680	66
	Schindler Holding AG (Registered)	272	64
	DKSH Holding AG	951	53
	Vontobel Holding AG (Registered)	682	42
	Bucher Industries AG (Registered)	144	42
	Forbo Holding AG (Registered)	24	34
	SFS Group AG	377	34
	Emmi AG (Registered)	38	33
*	Siegfried Holding AG (Registered)	79	33
*	dormakaba Holding AG	56	32
	Daetwyler Holding AG	164	31
	Valiant Holding AG (Registered)	342	30
	Bachem Holding AG (Registered) Class B	118	30
	Interroll Holding AG (Registered)	13	29
*	Landis+Gyr Group AG	446	29
	Conzzeta AG (Registered)	28	25
	Schweiter Technologies AG	21	24
	Inficon Holding AG (Registered)	30	22
	Kardex AG (Registered)	107	19
	Implenia AG (Registered)	456	19
	Comet Holding AG (Registered)	158	19
*	Valora Holding AG (Registered)	88	18
*	Ypsomed Holding AG (Registered)	120	18
	Burckhardt Compression Holding AG	79	16
*,1	Aryzta AG	31,013	16
	Intershop Holding AG	28	16
	Stadler Rail AG	369	16
	VZ Holding AG	215	16
	Vetropack Holding AG (Registered)	250	16
*	Komax Holding AG (Registered)	96	15
	LEM Holding SA (Registered)	11	15
	Zehnder Group AG	334	13
	Berner Kantonalbank AG (Registered)	42	10
*	COSMO Pharmaceuticals NV	59	5
	St. Galler Kantonalbank AG (Registered)	10	4
*	GAM Holding AG	1,791	4
*	u-blox Holding AG	59	4
*	Ascom Holding AG (Registered)	373	3
			57,566
Taiwan (4.6%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,250,174	12,153
	Hon Hai Precision Industry Co. Ltd.	571,400	1,446
	MediaTek Inc.	72,104	1,113
	Chunghwa Telecom Co. Ltd.	177,000	652
	Largan Precision Co. Ltd.	5,000	641
	Formosa Plastics Corp.	206,000	570
	Nan Ya Plastics Corp.	271,000	569
	Uni-President Enterprises Corp.	231,000	561
	Mega Financial Holding Co. Ltd.	524,000	538

		Shares	Market Value ($000)
	Cathay Financial Holding Co. Ltd.	394,052	527
	China Steel Corp.	766,000	505
	E.Sun Financial Holding Co. Ltd.	542,108	483
	Delta Electronics Inc.	94,000	433
	First Financial Holding Co. Ltd.	474,200	362
	Taiwan Cement Corp.	253,497	360
	Quanta Computer Inc.	151,000	353
	Formosa Chemicals & Fibre Corp.	146,000	351
	Taiwan Cooperative Financial Holding Co. Ltd.	489,720	334
	ASE Technology Holding Co. Ltd.	160,000	329
	Yuanta Financial Holding Co. Ltd.	583,000	316
	Hua Nan Financial Holdings Co. Ltd.	481,366	313
	United Microelectronics Corp.	510,000	263
	Taiwan Mobile Co. Ltd.	73,000	261
	President Chain Store Corp.	26,000	256
	Hotai Motor Co. Ltd.	14,000	251
	Taishin Financial Holding Co. Ltd.	556,983	242
	Lite-On Technology Corp.	149,000	239
	Shanghai Commercial & Savings Bank Ltd.	167,000	239
	Catcher Technology Co. Ltd.	32,000	233
	WPG Holdings Ltd.	177,680	233
*	Ruentex Development Co. Ltd.	150,000	229
	Yageo Corp.	18,000	223
	SinoPac Financial Holdings Co. Ltd.	542,000	214
	Foxconn Technology Co. Ltd.	118,000	212
	Pou Chen Corp.	207,000	204
	Asustek Computer Inc.	28,000	197
	Synnex Technology International Corp.	133,000	197
	Chang Hwa Commercial Bank Ltd.	308,560	194
	Accton Technology Corp.	24,000	193
*	AGV Products Corp.	813,000	190
	China Development Financial Holding Corp.	618,000	188
	Bank of Kaohsiung Co. Ltd.	580,291	183
	Pegatron Corp.	84,000	181
*	Shin Kong Financial Holding Co. Ltd.	625,411	174
	Realtek Semiconductor Corp.	20,000	173
	Novatek Microelectronics Corp.	25,000	171
	Far EasTone Telecommunications Co. Ltd.	77,000	166
	Silergy Corp.	3,000	162
	Asia Cement Corp.	97,000	141
	Win Semiconductors Corp.	16,000	138
	Walsin Technology Corp.	21,000	131
	Cheng Shin Rubber Industry Co. Ltd.	108,000	118
	Globalwafers Co. Ltd.	9,000	109
*	China Life Insurance Co. Ltd.	156,278	108
	Wiwynn Corp.	4,000	107
	AU Optronics Corp.	417,000	106
	Innolux Corp.	503,000	104
	ASPEED Technology Inc.	2,000	104
	Airtac International Group	6,000	103
	Taiwan Business Bank	278,200	98
	Vanguard International Semiconductor Corp.	40,000	98
	Infortrend Technology Inc.	244,000	98
	Unimicron Technology Corp.	67,000	90

		Shares	Market Value ($000)
	Inventec Corp.	109,000	89
	Wistron Corp.	92,000	88
	Tripod Technology Corp.	23,000	86
	Senao International Co. Ltd.	92,000	86
	Simplo Technology Co. Ltd.	8,000	86
	Flytech Technology Co. Ltd.	38,000	86
	Parade Technologies Ltd.	3,000	86
	Compal Electronics Inc.	130,000	83
	Feng TAY Enterprise Co. Ltd.	13,500	82
	Eclat Textile Co. Ltd.	8,000	82
	Taichung Commercial Bank Co. Ltd.	216,404	82
	Far Eastern International Bank	227,000	80
	Zhen Ding Technology Holding Ltd.	20,000	80
	Sonix Technology Co. Ltd.	41,000	79
	Poya International Co. Ltd.	4,000	77
	Macronix International	70,000	75
	Taiwan High Speed Rail Corp.	60,000	75
	Hiwin Technologies Corp.	7,120	73
	Giant Manufacturing Co. Ltd.	9,000	71
	Chroma ATE Inc.	16,000	70
	Tyntek Corp.	151,000	68
	Formosan Rubber Group Inc.	116,000	68
*	Sunplus Technology Co. Ltd.	178,000	66
	Rich Development Co. Ltd.	205,000	66
	Chicony Electronics Co. Ltd.	23,000	66
	Wah Lee Industrial Corp.	36,000	66
	Merida Industry Co. Ltd.	11,000	66
	King's Town Bank Co. Ltd.	62,000	64
*	Silicon Integrated Systems Corp.	141,000	59
	Compeq Manufacturing Co. Ltd.	42,000	59
*	Tatung Co. Ltd.	85,000	59
	Sercomm Corp.	24,000	58
	ITEQ Corp.	12,950	58
	Taiwan Surface Mounting Technology Corp.	15,000	58
	Test Research Inc.	31,000	57
	King Yuan Electronics Co. Ltd.	57,000	57
	IBF Financial Holdings Co. Ltd.	150,300	57
	Sino-American Silicon Products Inc.	19,000	56
*	Epistar Corp.	46,000	55
	Teco Electric and Machinery Co. Ltd.	59,000	55
	Wowprime Corp.	22,000	54
	Far Eastern Department Stores Ltd.	66,000	53
	Formosa International Hotels Corp.	10,000	52
	Voltronic Power Technology Corp.	2,050	52
	Tung Ho Steel Enterprise Corp.	64,000	51
	Genius Electronic Optical Co. Ltd.	3,158	51
	Eternal Materials Co. Ltd.	47,000	50
	Taiwan Fertilizer Co. Ltd.	30,000	49
	Elite Material Co. Ltd.	10,000	49
	TXC Corp.	25,000	49
	FSP Technology Inc.	65,000	49
	Sampo Corp.	73,000	49
	Gloria Material Technology Corp.	89,000	48
	Great Wall Enterprise Co. Ltd.	33,250	48
	Elite Semiconductor Memory Technology Inc.	35,000	48
	Posiflex Technology Inc.	17,000	48

		Shares	Market Value ($000)
	Sanyang Motor Co. Ltd.	68,000	47
	Nanya Technology Corp.	23,000	46
	Phison Electronics Corp.	5,000	46
	Walsin Lihwa Corp.	99,000	46
	Topco Scientific Co. Ltd.	13,000	45
	Sinbon Electronics Co. Ltd.	9,000	45
	Aten International Co. Ltd.	15,000	45
	Taiyen Biotech Co. Ltd.	43,000	45
	U-Ming Marine Transport Corp.	46,000	45
	Winbond Electronics Corp.	97,000	45
	Vivotek Inc.	19,000	45
*	Evergreen Marine Corp. Taiwan Ltd.	121,000	44
	Standard Foods Corp.	21,000	44
	Taiwan PCB Techvest Co. Ltd.	35,000	44
	Elan Microelectronics Corp.	13,000	43
	Taiwan Cogeneration Corp.	34,000	43
	Lite-On Semiconductor Corp.	31,000	43
	Taiwan Union Technology Corp.	9,000	42
	Sheng Yu Steel Co. Ltd.	79,000	42
*	Dynamic Electronics Co. Ltd.	66,000	42
	Jentech Precision Industrial Co. Ltd.	5,000	42
	Lextar Electronics Corp.	68,000	42
	Capital Securities Corp.	123,000	41
	Radiant Opto-Electronics Corp.	12,000	41
	Nan Kang Rubber Tire Co. Ltd.	31,000	41
*	Federal Corp.	78,000	41
*	Alpha Networks Inc.	46,000	41
*	Lingsen Precision Industries Ltd.	129,000	40
	Formosa Taffeta Co. Ltd.	35,000	40
	Tong Hsing Electronic Industries Ltd.	9,000	40
	Asia Polymer Corp.	67,000	39
	Charoen Pokphand Enterprise	16,000	39
	Soft-World International Corp.	11,000	39
	China Metal Products	41,000	38
	Huaku Development Co. Ltd.	12,000	38
*	Mercuries & Associates Holding Ltd.	51,000	38
	ASMedia Technology Inc.	1,000	38
	momo.com Inc.	2,000	38
	Coretronic Corp.	36,000	37
	International Games System Co. Ltd.	2,000	37
	YC INOX Co. Ltd.	45,000	36
	Zinwell Corp.	66,000	36
	Greatek Electronics Inc.	24,000	36
	Goldsun Building Materials Co. Ltd.	78,000	36
	Wistron NeWeb Corp.	17,000	36
	FLEXium Interconnect Inc.	10,000	36
*	FocalTech Systems Co. Ltd.	36,000	36
	Acer Inc.	64,000	35
	United Integrated Services Co. Ltd.	5,000	35
*	Via Technologies Inc.	36,000	35
	CyberTAN Technology Inc.	73,000	35
	TA Chen Stainless Pipe	39,000	35
	Test Rite International Co. Ltd.	55,000	35
	Syncmold Enterprise Corp.	13,000	35
*	Gold Circuit Electronics Ltd.	27,000	34
	Chung-Hsin Electric & Machinery Manufacturing Corp.	36,000	34
	Hsin Kuang Steel Co. Ltd.	41,000	34

		Shares	Market Value ($000)
	Jih Sun Financial Holdings Co. Ltd.	111,000	34
	ITE Technology Inc.	17,000	34
	Sincere Navigation Corp.	71,900	34
	Yieh Phui Enterprise Co. Ltd.	122,300	34
	Nien Made Enterprise Co. Ltd.	4,000	34
	China Electric Manufacturing Corp.	70,600	33
	Yulon Finance Corp.	10,000	33
	Hong Pu Real Estate Development Co. Ltd.	42,000	33
	Lien Hwa Industrial Holdings Corp.	24,250	33
	E Ink Holdings Inc.	24,000	33
	Wan Hai Lines Ltd.	60,000	33
	Merry Electronics Co. Ltd.	7,000	32
*	D-Link Corp.	78,000	32
	Grape King Bio Ltd.	5,000	32
	OptoTech Corp.	45,000	32
	ChipMOS Technologies Inc.	31,000	32
	Clevo Co.	32,000	31
	Global Brands Manufacture Ltd.	61,000	31
	Run Long Construction Co. Ltd.	15,000	31
	Namchow Holdings Co. Ltd.	21,000	31
	Supreme Electronics Co. Ltd.	31,000	31
	Taiwan TEA Corp.	63,000	31
*	Yang Ming Marine Transport Corp.	145,000	31
	BES Engineering Corp.	134,000	30
*	Gemtek Technology Corp.	42,000	30
	Systex Corp.	11,000	30
	Pan-International Industrial Corp.	51,000	30
	Hu Lane Associate Inc.	11,000	30
	Firich Enterprises Co. Ltd.	30,000	30
	Dynapack International Technology Corp.	11,000	30
	Global Mixed Mode Technology Inc.	6,000	30
	Evergreen International Storage & Transport Corp.	68,000	29
	TCI Co. Ltd.	3,297	29
	Eva Airways Corp.	74,932	27
	China Airlines Ltd.	99,000	27
	Cheng Loong Corp.	34,000	27
	Ichia Technologies Inc.	61,000	27
	Chipbond Technology Corp.	13,000	27
	Lealea Enterprise Co. Ltd.	109,000	27
	Ton Yi Industrial Corp.	92,000	27
	Foxsemicon Integrated Technology Inc.	5,000	27
*	PChome Online Inc.	7,000	27
	Lotes Co. Ltd.	2,000	27
	CHC Healthcare Group	21,000	27
	Gigabyte Technology Co. Ltd.	13,000	26
	Cheng Uei Precision Industry Co. Ltd.	21,000	26
	Chilisin Electronics Corp.	8,000	26
	Sigurd Microelectronics Corp.	21,000	26
	Taiwan Secom Co. Ltd.	9,000	26
	Kinik Co.	13,000	26
	LandMark Optoelectronics Corp.	3,000	26
	Faraday Technology Corp.	17,000	25
	Visual Photonics Epitaxy Co. Ltd.	9,000	25
	Li Peng Enterprise Co. Ltd.	128,000	25
*	HannsTouch Solution Inc.	73,000	25

		Shares	Market Value ($000)
	Chaun-Choung Technology Corp.	3,000	25
	Wei Chuan Foods Corp.	34,000	25
	TYC Brother Industrial Co. Ltd.	31,000	24
	Unitech Printed Circuit Board Corp.	32,000	24
	China Petrochemical Development Corp.	88,200	24
	KEE TAI Properties Co. Ltd.	71,000	24
	HTC Corp.	24,000	24
	A-DATA Technology Co. Ltd.	13,000	24
	eMemory Technology Inc.	2,000	24
*	Etron Technology Inc.	111,000	23
	Cyberlink Corp.	6,000	23
	Asia Optical Co. Inc.	10,000	23
	Taiwan Paiho Ltd.	10,000	23
	Nien Hsing Textile Co. Ltd.	47,000	23
	Depo Auto Parts Ind Co. Ltd.	14,000	23
	YFY Inc.	53,000	23
	Global Unichip Corp.	3,000	23
	Advanced Wireless Semiconductor Co.	7,370	23
*	Mercuries Life Insurance Co. Ltd.	76,000	23
	Everlight Electronics Co. Ltd.	21,000	22
	Hota Industrial Manufacturing Co. Ltd.	7,000	22
	L&K Engineering Co. Ltd.	25,000	22
	Advanced International Multitech Co. Ltd.	20,000	22
	Jess-Link Products Co. Ltd.	20,000	22
*	Ruentex Industries Ltd.	10,200	22
	Weltrend Semiconductor	25,000	22
	Yulon Motor Co. Ltd.	34,000	22
	King Slide Works Co. Ltd.	2,000	22
	Gourmet Master Co. Ltd.	6,000	22
*	Yeong Guan Energy Technology Group Co. Ltd.	11,000	22
	President Securities Corp.	47,000	21
	TA-I Technology Co. Ltd.	8,000	21
	Chin-Poon Industrial Co. Ltd.	26,000	21
	Tong-Tai Machine & Tool Co. Ltd.	47,000	21
	Lung Yen Life Service Corp.	11,000	21
	Taiwan Hon Chuan Enterprise Co. Ltd.	12,000	21
	Transcend Information Inc.	9,000	21
*	Shining Building Business Co. Ltd.	68,000	21
	Ho Tung Chemical Corp.	85,000	21
	Nantex Industry Co. Ltd.	17,000	21
	Advanced Ceramic X Corp.	2,000	21
*	Nan Ya Printed Circuit Board Corp.	11,000	21
*	PharmaEssentia Corp.	6,000	21
*	Unizyx Holding Corp.	36,000	20
*	Elitegroup Computer Systems Co. Ltd.	50,000	20
	Sporton International Inc.	3,000	20
	Xxentria Technology Materials Corp.	11,000	20
	Center Laboratories Inc.	10,299	20
	Sitronix Technology Corp.	4,000	20
	Chlitina Holding Ltd.	3,000	20
	Chunghwa Precision Test Tech Co. Ltd.	1,000	20
	Qisda Corp.	35,000	19
	Taiflex Scientific Co. Ltd.	12,000	19
	Egis Technology Inc.	3,000	19
	Huang Hsiang Construction Corp.	15,000	18

		Shares	Market Value ($000)
	International CSRC Investment Holdings Co.	25,990	18
	AcBel Polytech Inc.	26,000	18
	Tong Yang Industry Co. Ltd.	15,000	18
	Shin Zu Shing Co. Ltd.	4,000	18
	Elite Advanced Laser Corp.	8,000	18
	Holy Stone Enterprise Co. Ltd.	4,000	17
*	Phihong Technology Co. Ltd.	68,000	17
	Ta Ya Electric Wire & Cable	48,000	17
	WUS Printed Circuit Co. Ltd.	16,600	17
*	XinTec Inc.	6,000	17
*	Wisdom Marine Lines Co. Ltd.	23,000	17
*	TPK Holding Co. Ltd.	12,000	17
	Sunny Friend Environmental Technology Co. Ltd.	2,000	17
	Swancor Holding Co. Ltd.	6,000	17
	Brighton-Best International Taiwan Inc.	19,000	17
	Rechi Precision Co. Ltd.	28,000	16
	Career Technology MFG. Co. Ltd.	18,150	16
	Pixart Imaging Inc.	3,000	16
	USI Corp.	40,000	16
	Sunonwealth Electric Machine Industry Co. Ltd.	9,000	16
	Taiwan Semiconductor Co. Ltd.	12,000	15
	WT Microelectronics Co. Ltd.	12,000	15
	HannStar Display Corp.	75,000	15
	Kindom Development Co. Ltd.	15,000	15
	Shinkong Synthetic Fibers Corp.	42,000	15
	Ability Enterprise Co. Ltd.	36,000	14
*	Taiwan Land Development Corp.	63,000	14
	China General Plastics Corp.	22,000	14
*	Roo Hsing Co. Ltd.	49,000	14
*	Gigastorage Corp.	45,000	14
	Chong Hong Construction Co. Ltd.	5,000	14
	Kuo Toong International Co. Ltd.	24,330	14
	Arcadyan Technology Corp.	5,123	14
	China Steel Chemical Corp.	4,000	13
	Kinpo Electronics	35,000	13
	IEI Integration Corp.	10,000	13
	Getac Technology Corp.	9,000	13
*	Motech Industries Inc.	56,000	13
	Prince Housing & Development Corp.	40,000	13
	SDI Corp.	9,000	13
	Zeng Hsing Industrial Co. Ltd.	3,000	13
	Bizlink Holding Inc.	2,000	13
	Chicony Power Technology Co. Ltd.	6,000	13
	Globe Union Industrial Corp.	28,000	12
	China Man-Made Fiber Corp.	56,000	12
	Chung Hwa Pulp Corp.	44,000	12
	Radium Life Tech Co. Ltd.	36,200	12
	Adlink Technology Inc.	5,000	12
*,1	Unity Opto Technology Co. Ltd.	90,000	12
	Johnson Health Tech Co. Ltd.	5,000	12
*	Orient Semiconductor Electronics Ltd.	30,000	12
	St. Shine Optical Co. Ltd.	1,000	12
	Taiwan Glass Industry Corp.	42,000	12
	Iron Force Industrial Co. Ltd.	4,000	12
	Concraft Holding Co. Ltd.	3,000	12

		Shares	Market Value ($000)
*	Asia Pacific Telecom Co. Ltd.	56,779	12
*	OBI Pharma Inc.	3,000	12
	Topkey Corp.	3,000	12
	Sinyi Realty Inc.	12,000	11
	Holtek Semiconductor Inc.	5,000	11
	Tainan Spinning Co. Ltd.	36,000	11
	Machvision Inc.	1,039	11
	YungShin Global Holding Corp.	7,000	11
	Taiwan Sakura Corp.	7,000	11
	Pan Jit International Inc.	12,400	10
	Darwin Precisions Corp.	29,000	10
	Kung Long Batteries Industrial Co. Ltd.	2,000	10
	Makalot Industrial Co. Ltd.	2,100	10
	Kinsus Interconnect Technology Corp.	6,000	10
	TaiDoc Technology Corp.	1,000	10
	Cleanaway Co. Ltd.	2,000	10
	Cathay Real Estate Development Co. Ltd.	14,000	9
	Li Cheng Enterprise Co. Ltd.	8,252	9
*	Gigasolar Materials Corp.	3,000	9
	Brogent Technologies Inc.	2,100	9
*	ALI Corp.	15,000	8
*	CMC Magnetics Corp.	30,114	7
	Quanta Storage Inc.	6,000	7
	Asia Vital Components Co. Ltd.	5,000	7
	Mitac Holdings Corp.	6,900	7
*	Hung Sheng Construction Ltd.	10,000	6
	Toung Loong Textile Manufacturing	7,000	6
*	United Renewable Energy Co. Ltd.	28,287	6
	Pharmally International Holding Co. Ltd.	1,282	6
	Wafer Works Corp.	5,000	5
	Taiwan Styrene Monomer	10,000	5
	UPC Technology Corp.	17,000	5
	Cub Elecparts Inc.	1,049	5
	Primax Electronics Ltd.	3,000	5
	Ginko International Co. Ltd.	1,000	5
	China Motor Corp.	3,200	4
	Longchen Paper & Packaging Co. Ltd.	9,308	4
*	Medigen Biotechnology Corp.	2,000	4
*	Dynamic Electronics Co. Ltd. Rights Exp. 06/15/2020	5,635	4
*	Grand Pacific Petrochemical	7,000	3
	Oriental Union Chemical Corp.	5,000	3
*	Lotus Pharmaceutical Co. Ltd.	1,000	3
	Everlight Chemical Industrial Corp.	4,000	2
*	Tung Thih Electronic Co. Ltd.	1,000	2
	Casetek Holdings Ltd.	1,000	2
*	Simplo Technology Co. Ltd. Rights Exp. 12/12/2048	275	—
			40,090
Thailand (0.8%)
	CP ALL PCL (Foreign)	356,900	793
	Airports of Thailand PCL (Foreign)	322,400	630
	Siam Cement PCL (Foreign)	57,900	626
	Kasikornbank PCL (Foreign)	149,400	459
	Siam Commercial Bank PCL (Foreign)	194,700	455
	Home Product Center PCL (Foreign)	919,500	430

		Shares	Market Value ($000)
	Advanced Info Service PCL (Foreign)	54,600	331
	Carabao Group PCL (Foreign)	100,700	308
	Energy Absolute PCL (Foreign)	218,300	268
	Gulf Energy Development PCL (Foreign)	164,500	195
	Bangkok Dusit Medical Services PCL (Foreign)	249,300	176
	Intouch Holdings PCL (Foreign)	99,678	169
	Central Pattana PCL (Foreign)	107,400	167
	Sino-Thai Engineering & Construction PCL (Foreign)	284,200	137
	PTT Global Chemical PCL (Foreign)	95,200	129
	Thaicom PCL (Foreign)	1,078,100	126
	Global Power Synergy PCL (Foreign)	49,192	117
	Charoen Pokphand Foods PCL (Foreign)	100,100	99
	Digital Telecommunications Infrastructure Fund	197,063	99
	Krung Thai Bank PCL (Foreign)	270,700	89
*	BEC World PCL (Foreign)	603,300	80
	TMB Bank PCL (Foreign)	2,207,124	80
	BTS Group Holdings PCL (Foreign)	194,800	74
	Kiatnakin Bank PCL (Foreign)	54,900	73
	Electricity Generating PCL (Foreign)	7,700	67
	Krungthai Card PCL (Foreign)	53,200	65
	Bangkok Bank PCL (Foreign)	17,000	58
	WHA Premium Growth Freehold & Leasehold REIT	95,000	51
	Bangkok Expressway & Metro PCL (Foreign)	159,600	50
	Jasmine Broadband Internet Infrastructure Fund	161,472	48
	Indorama Ventures PCL (Foreign)	52,100	47
	Bumrungrad Hospital PCL (Foreign)	12,200	46
*	Central Plaza Hotel PCL (Foreign)	57,900	45
	True Corp. PCL (Foreign)	375,600	44
	Tisco Financial Group PCL (Foreign)	18,000	43
	Thanachart Capital PCL (Foreign)	37,100	43
	Total Access Communication PCL (Foreign)	26,900	37
	Thai Union Group PCL (Foreign)	85,800	37
	Osotspa PCL (Foreign)	26,800	36
	Delta Electronics Thailand PCL (Foreign)	19,700	34
	B Grimm Power PCL (Foreign)	16,700	28
	Siam Global House PCL (Foreign)	58,529	27
	WHA Corp. PCL (Foreign)	271,500	27
*	Srisawad Corp. PCL (Foreign)	14,300	26
	Muangthai Capital PCL (Foreign)	14,700	26
	Hana Microelectronics PCL (Foreign)	22,000	21
	Supalai PCL (Foreign)	42,200	20
	Samart Corp. PCL (Foreign)	115,000	20
	Thai Vegetable Oil PCL (Foreign)	23,000	19
	Bangkok Airways PCL (Foreign)	88,100	16
	AP Thailand PCL (Foreign)	88,200	15
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT	41,300	15
	GFPT PCL (Foreign)	36,300	14
	Com7 PCL (Foreign)	18,300	14

		Shares	Market Value ($000)
	VGI PCL (Foreign)	51,200	13
	Jasmine International PCL (Foreign)	114,300	13
	Bangkok Land PCL (Foreign)	387,600	13
	AEON Thana Sinsap Thailand PCL (Foreign)	2,800	12
	TTW PCL (Foreign)	28,000	12
	TPI Polene PCL (Foreign)	295,300	11
	Thoresen Thai Agencies PCL (Foreign)	113,700	10
	Major Cineplex Group PCL (Foreign)	18,300	10
	Sri Trang Agro-Industry PCL (Foreign)	12,400	10
	KCE Electronics PCL (Foreign)	16,900	10
	Super Energy Corp. PCL (Foreign)	387,600	10
	CK Power PCL (Foreign)	71,400	10
	Chularat Hospital PCL (Foreign)	122,800	10
	Gunkul Engineering PCL (Foreign)	111,400	10
	Tipco Asphalt PCL (Foreign)	13,700	9
*	Group Lease PCL	70,900	9
	BTS Rail Mass Transit Growth Infrastructure Fund	35,600	8
	TOA Paint Thailand PCL (Foreign)	6,800	8
	Plan B Media PCL (Foreign)	39,700	7
	Advanced Info Service PCL	1,200	7
	Thaifoods Group PCL (Foreign)	41,800	6
	Beauty Community PCL (Foreign)	85,000	5
	Taokaenoi Food & Marketing PCL (Foreign)	15,700	5
*	Thai Airways International PCL (Foreign)	33,800	4
*	Precious Shipping PCL (Foreign)	24,700	3
	Unique Engineering & Construction PCL (Foreign)	17,300	3
	BCPG PCL (Foreign)	6,000	3
*	Esso Thailand PCL (Foreign)	10,200	2
*	U City PCL (Foreign)	64,000	2
	Workpoint Entertainment PCL (Foreign)	3,100	1
*	BTS Group Holdings PCL Warrants Exp. 02/16/2021	15,060	1
*	Minor International PCL Warrants Exp. 09/30/2021	3,645	—
			7,386
Turkey (0.2%)
	Tat Gida Sanayi A/S	211,768	284
*	Logo Yazilim Sanayi Ve Ticaret A/S	12,920	142
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	91,722	100
*	Turkiye Garanti Bankasi A/S	75,089	86
*	Akbank T.A.S.	97,114	81
*	Eregli Demir ve Celik Fabrikalari TAS	42,325	50
*	Gubre Fabrikalari TAS	12,258	41
*	Aksa Enerji Uretim A/S Class B	55,252	38
*	Konya Cimento Sanayii A/S	675	26
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	14,046	25
*	Zorlu Enerji Elektrik Uretim A/S	109,551	23
*	Sok Marketler Ticaret A/S	13,618	23
*	Turkiye Is Bankasi A/S Class C	30,596	22
	Haci Omer Sabanci Holding A/S	17,735	22
[2]	Enerjisa Enerji A/S	18,394	22
*	Alarko Holding A/S	27,754	21

		Shares	Market Value ($000)
*	Turkiye Vakiflar Bankasi TAO	30,765	21
	Coca-Cola Icecek A/S	3,293	20
*	Turk Hava Yollari AO	10,282	19
*	Koza Altin Isletmeleri A/S	1,798	19
*,2	Mavi Giyim Sanayi Ve Ticaret A/S Class B	2,923	19
*	Petkim Petrokimya Holding A/S	32,626	17
*	Pegasus Hava Tasimaciligi A/S	1,931	17
	Aksigorta A/S	17,334	16
*	Yapi ve Kredi Bankasi A/S	48,161	16
	EGE Endustri VE Ticaret A/S	181	15
	Aygaz A/S	8,618	14
*	Is Gayrimenkul Yatirim Ortakligi A/S	58,322	14
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	7,642	12
	Turk Traktor ve Ziraat Makineleri A/S	1,370	12
	Aksa Akrilik Kimya Sanayii A/S	11,264	11
*	Bera Holding A/S	17,692	11
*,2	MLP Saglik Hizmetleri A/S Class B	3,921	10
	Dogan Sirketler Grubu Holding A/S	31,140	9
	AG Anadolu Grubu Holding A/S	3,534	9
*	Sekerbank Turk A/S	50,455	8
*	Torunlar Gayrimenkul Yatirim Ortakligi A/S	22,142	8
	Ford Otomotiv Sanayi A/S	719	7
	Tekfen Holding A/S	3,446	7
*	Ulker Biskuvi Sanayi A/S	1,628	6
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	11,830	5
	Tofas Turk Otomobil Fabrikasi A/S	1,547	5
	TAV Havalimanlari Holding A/S	1,847	5
	Turkiye Sise ve Cam Fabrikalari A/S	5,701	4
*	Arcelik A/S	1,329	3
	Soda Sanayii A/S	3,606	3
			1,348
United Arab Emirates (0.2%)
	First Abu Dhabi Bank PJSC	221,763	672
	Emirates Telecommunications Group Co. PJSC	82,296	351
	Abu Dhabi Commercial Bank PJSC	130,859	157
	DP World plc	7,330	115
	Abu Dhabi Islamic Bank PJSC	47,026	44
	Air Arabia PJSC	150,314	43
	Dubai Financial Market PJSC	128,197	26
*	Eshraq Investments PJSC	398,693	25
*	DXB Entertainments PJSC	622,903	22
*	DAMAC Properties Dubai Co. PJSC	79,395	14
*	Arabtec Holding PJSC	40,224	6
			1,475
United Kingdom (8.5%)
	AstraZeneca plc	68,665	7,395
	GlaxoSmithKline plc	254,475	5,271
	Unilever plc	56,183	3,017
	Reckitt Benckiser Group plc	32,224	2,886
	Vodafone Group plc	1,379,388	2,268
	RELX plc	95,633	2,226
	National Grid plc	172,339	1,983
	Prudential plc	132,260	1,715

		Shares	Market Value ($000)
	Experian plc	48,668	1,707
	London Stock Exchange Group plc	15,992	1,595
	Tesco plc	535,468	1,520
	Compass Group plc	95,178	1,395
	Lloyds Banking Group plc	3,571,572	1,317
	Barclays plc	877,328	1,254
	CRH plc (XLON)	36,836	1,201
	Smith & Nephew plc	51,207	1,045
	Ferguson plc	12,780	1,008
	Ashtead Group plc	27,127	810
	Legal & General Group plc	307,760	760
	Halma plc	26,075	757
	Rentokil Initial plc	121,945	754
*	Ocado Group plc	27,414	746
	SSE plc	48,456	745
	Segro plc	65,795	684
	Sage Group plc	75,934	651
	Standard Chartered plc	141,870	647
	Spirax-Sarco Engineering plc	5,246	644
	BT Group plc	446,581	643
	DCC plc	7,046	591
	Aviva plc	189,618	585
	Rightmove plc	79,182	577
	3i Group plc	56,211	575
	Persimmon plc	20,005	571
	Croda International plc	8,854	570
	Smurfit Kappa Group plc	17,067	561
	WPP plc	73,329	558
*,2	Just Eat Takeaway.com NV (XLON)	5,120	558
	Bunzl plc	22,662	530
	Mondi plc	28,079	528
	Next plc	8,672	524
[2]	Auto Trader Group plc	75,087	522
	Smiths Group plc	31,248	510
	Standard Life Aberdeen plc	154,850	497
	Informa plc	86,637	496
	Admiral Group plc	16,539	478
	United Utilities Group plc	41,521	473
	St. James's Place plc	41,176	470
	Severn Trent plc	15,305	463
	Wm Morrison Supermarkets plc	193,868	450
	Kingfisher plc	184,868	449
	Burberry Group plc	24,012	448
	DS Smith plc	102,937	436
	Pennon Group plc	30,317	430
	Berkeley Group Holdings plc	8,248	420
	HomeServe plc	25,758	415
	Barratt Developments plc	64,379	398
	Howden Joinery Group plc	54,133	397
	Taylor Wimpey plc	220,187	394
	Hargreaves Lansdown plc	17,183	392
	Tate & Lyle plc	46,133	385
	Direct Line Insurance Group plc	115,537	378
	RSA Insurance Group plc	76,156	373
	Spectris plc	11,664	372
	Phoenix Group Holdings plc	47,473	365
	Polymetal International plc	17,759	357
*	Coca-Cola HBC AG	14,008	355

		Shares	Market Value ($000)
	Johnson Matthey plc	13,479	355
	Derwent London plc	9,368	342
	Royal Bank of Scotland Group plc	245,989	336
	British Land Co. plc	65,208	331
	Bellway plc	10,154	324
	Intermediate Capital Group plc	20,390	321
	Britvic plc	34,887	311
	J Sainsbury plc	126,100	302
	ITV plc	299,811	299
	Pearson plc	51,541	295
	Beazley plc	53,027	252
	M&G plc	121,715	212
	Hiscox Ltd.	22,358	206
	Schroders plc	4,891	180
	Marks & Spencer Group plc	129,748	158
	Hikma Pharmaceuticals plc	4,810	153
[2]	Avast plc	23,299	145
	SSP Group plc	39,784	137
	JD Sports Fashion plc	15,756	129
*,2	Network International Holdings plc	22,219	128
	Antofagasta plc	11,032	120
	Investec plc	65,131	118
*,2	Trainline plc	19,039	115
[2]	ConvaTec Group plc	45,107	114
	Games Workshop Group plc	1,080	107
	Electrocomponents plc	12,854	102
	Dechra Pharmaceuticals plc	2,914	101
	TP ICAP plc	23,922	101
	Man Group plc	55,597	98
	Micro Focus International plc	19,841	98
	IG Group Holdings plc	9,898	94
	B&M European Value Retail SA	19,440	94
	Centamin plc	45,195	92
	Assura plc	93,785	92
	UNITE Group plc	8,105	87
	IWG plc	23,708	87
	Spirent Communications plc	26,852	83
	Vistry Group plc	8,252	78
	Domino's Pizza Group plc	17,323	77
	Royal Mail plc	35,020	76
	Plus500 Ltd.	4,552	74
	Genus plc	1,668	72
	Cranswick plc	1,574	72
	Big Yellow Group plc	5,774	72
[2]	Quilter plc	43,860	71
	Grafton Group plc	8,640	67
	Greggs plc	2,888	66
	Future plc	3,877	66
*	Ninety One plc	27,247	66
	Victrex plc	2,559	65
*	Virgin Money UK plc	57,719	64
	Ashmore Group plc	11,072	59
	Safestore Holdings plc	6,974	58
	Fresnillo plc	5,970	58
	Moneysupermarket.com Group plc	13,262	57
	UDG Healthcare plc	6,192	56
	International Consolidated Airlines Group SA	19,686	56

		Shares	Market Value ($000)
	National Express Group plc	20,227	55
[2]	John Laing Group plc	12,315	54
	OneSavings Bank plc	15,460	53
	Pets at Home Group plc	17,959	51
[3]	Hammerson plc	54,655	50
	AJ Bell plc	9,813	48
	Hays plc	33,666	47
	WH Smith plc	3,562	47
[2]	Countryside Properties plc	13,087	47
	Computacenter plc	2,275	45
	Close Brothers Group plc	3,315	44
	Grainger plc	12,196	44
	Paragon Banking Group plc	9,708	43
	easyJet plc	5,103	43
	Cineworld Group plc	39,437	42
	Inchcape plc	6,654	41
	Marshalls plc	4,712	38
	Dunelm Group plc	2,729	36
	Drax Group plc	13,418	35
	Great Portland Estates plc	4,278	35
[2]	Ascential plc	10,420	35
	Pagegroup plc	7,381	34
	Savills plc	3,179	34
	LondonMetric Property plc	12,832	33
	Lancashire Holdings Ltd.	3,804	32
	Signature Aviation plc	10,681	31
*	Firstgroup plc	41,441	29
	Synthomer plc	7,267	29
	Softcat plc	2,041	29
	Elementis plc	34,082	28
	Greencore Group plc	16,093	27
*,2	Wizz Air Holdings plc	671	27
	Brewin Dolphin Holdings plc	7,324	26
	Shaftesbury plc	3,356	26
	Aggreko plc	4,403	26
	Jupiter Fund Management plc	7,940	25
	Polypipe Group plc	4,577	25
	Go-Ahead Group plc	1,814	24
	Capital & Counties Properties plc	11,716	24
*	AO World plc	14,398	24
*,2	McCarthy & Stone plc	26,543	24
	St. Modwen Properties plc	5,519	23
	Essentra plc	6,453	23
	Redrow plc	3,915	23
	Redde Northgate plc	9,423	22
*	Just Group plc	33,962	22
	KAZ Minerals plc	3,492	21
	Vesuvius plc	4,493	21
	IntegraFin Holdings plc	3,144	21
	Daily Mail & General Trust plc Class A	2,396	21
	Sanne Group plc	2,498	21
	Telecom Plus plc	1,118	20
	Workspace Group plc	2,234	20
	Mediclinic International plc	5,961	20
	Rathbone Brothers plc	1,068	19
	Coats Group plc	28,249	19
[2]	Ibstock plc	8,512	19
	Dixons Carphone plc	19,305	18

				Shares	Market Value ($000)
	AG Barr plc			2,978	18
	Sirius Real Estate Ltd.			18,486	18
	Keller Group plc			2,139	17
[2]	Hastings Group Holdings plc			7,203	16
	Rhi Magnesita NV			546	16
	Picton Property Income Ltd.			17,007	15
	Crest Nicholson Holdings plc			4,638	15
	Hochschild Mining plc			5,483	14
*	Frasers Group plc			3,477	13
	TBC Bank Group plc			1,188	12
	Restaurant Group plc			13,183	10
	Ferrexpo plc			4,560	10
	Provident Financial plc			4,090	10
	Mitie Group plc			10,315	9
*	Bank of Georgia Group plc			771	9
	Stagecoach Group plc			9,115	8
[2]	Airtel Africa plc			15,891	7
	TalkTalk Telecom Group plc			4,266	5
*,2	Aston Martin Lagonda Global Holdings plc			7,200	5
	RDI REIT plc			5,397	5
	Vectura Group plc			4,791	5
	SIG plc			11,882	4
	Halfords Group plc			1,656	4
	Stobart Group Ltd.			6,172	4
	NewRiver REIT plc			5,722	4
[2]	Spire Healthcare Group plc			2,910	3
[2]	Equiniti Group plc			2,016	3
	Galliford Try Holdings plc			2,290	3
*,2	Funding Circle Holdings plc			2,197	2
	AA plc			6,577	2
*	Dignity plc			520	2
*	Metro Bank plc			2,707	2
	International Personal Finance plc			2,012	1
	Superdry plc			736	1
	Card Factory plc			2,673	1
[1]	NMC Health plc			4,208	—
					74,560
United States (0.0%)
*	Shopify Inc. Class A			58	44
Total Common Stocks (Cost $897,373)					868,284
		Coupon
Temporary Cash Investments (0.8%)
Money Market Fund (0.7%)
[4,5]	Vanguard Market Liquidity Fund	0.307%		63,153	6,315
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
[6]	United States Treasury Bill	0.116%	9/29/20	186	186

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	United States Treasury Bill	0.139%	10/13/20	150	150
					336
Total Temporary Cash Investments (Cost $6,650)					6,651
Total Investments (99.9%) (Cost $904,023)					874,935
Other Assets and Liabilities-Net (0.1%)[5,6]					898
Net Assets (100.0%)					875,833
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Securities exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2020, the aggregate value of these securities was $16,749,000, representing 1.9% of net assets.
3	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,087,000.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $3,295,000 was received for securities on loan.
6	Securities with a value of $336,000 and cash of $489,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
FDR—Fiduciary Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	June 2020	23	1,984	55
MSCI Emerging Market Index	June 2020	116	5,411	311
				366

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
BNP Paribas	7/2/20	USD	702	JPY	77,957	—	(21)
JPY—Japanese yen.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	75,035	—	—	75,035
Common Stocks—Other	28,383	764,783	83	793,249
Temporary Cash Investments	6,315	336	—	6,651
Total	109,733	765,119	83	874,935

Derivative Financial Instruments
Assets
Futures Contracts[1]	84	—	—	84
Liabilities
Forward Currency Contracts	—	21	—	21
1	Represents variation margin on the last day of the reporting period.